UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4367

                             Columbia Funds Trust IX
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
             -------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end:   06/30/05
                          -----------

Date of reporting period:  12/31/04
                          -----------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




                               [GRAPHIC OMITTED]

                                                            Columbia
                                                           High Yield
                                                         Municipal Fund
                                                        Semiannual Report
                                                        December 31, 2004

Table of Contents

Fund Profile...............................................................    1

Performance Information....................................................    2

Understanding Your Expenses................................................    3

Economic Update............................................................    4

Portfolio Manager's Report.................................................    5

Investment Portfolio.......................................................    7

Statement of Assets and Liabilities .......................................   33

Statement of Operations....................................................   34

Statement of Changes in Net Assets ........................................   35

Notes to Financial Statements..............................................   37

Financial Highlights.......................................................   43

Columbia Funds.............................................................   47

Important Information
About This Report..........................................................   49

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

                            Not FDIC      May Lose Value
                            Insured     No Bank Guarantee

PRESIDENT'S MESSAGE

                                              Columbia High Yield Municipal Fund

Dear Shareholder:

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

Summary

o For the six-month period ended December 31, 2004, the fund's class A shares returned 5.46% without sales charge.

o The fund beat the Lehman Brothers Municipal Bond Index, but modestly trailed the average return of its peer group, the Lipper High Yield Municipal Debt Funds Category.

o Strong performance from high-yield municipal bonds helped returns. However, we believe the fund fell slightly behind its peer group average because it was not as heavily invested in certain sectors that posted especially strong returns.

                                 Class A shares

                                    [GRAPHIC]
                                      5.46%

                                 Lehman Brothers
                                 Municipal Bond
                                      Index

                                    [GRAPHIC]
                                      5.19%

                                    Objective

                       Seeks a high level of total return
                          consisting of current income
                          exempt from ordinary federal
                          income tax and opportunities
                            for capital appreciation

                                Total Net Assets

                                 $505.4 million

               Management Style
---------------------------------------
           Fixed   Income    Maturity
Quality    Short   Interm.    Long
---------------------------------------
High
---------------------------------------
Med                  X         X
---------------------------------------
Low

FUND PROFILE
                                              Columbia High Yield Municipal Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Quality breakdown as of 12/31/04 (%)
--------------------------------------------------------------------------------
   AAA                                                                      21.0
--------------------------------------------------------------------------------
   AA                                                                        1.3
--------------------------------------------------------------------------------
   A                                                                        15.2
--------------------------------------------------------------------------------
   BBB                                                                      23.0
--------------------------------------------------------------------------------
   BB                                                                        4.7
--------------------------------------------------------------------------------
   B                                                                         0.8
--------------------------------------------------------------------------------
   Non-rated                                                                30.8
--------------------------------------------------------------------------------
   Cash equivalent                                                           3.2
--------------------------------------------------------------------------------

Maturity breakdown as of 12/31/04 (%)
--------------------------------------------------------------------------------
   0 - 1 years                                                               0.3
--------------------------------------------------------------------------------
   1 - 3 years                                                               1.8
--------------------------------------------------------------------------------
   3 - 5 years                                                               6.1
--------------------------------------------------------------------------------
   5 - 7 years                                                               5.5
--------------------------------------------------------------------------------
   7 -10 years                                                               5.3
--------------------------------------------------------------------------------
   10 - 15 years                                                            21.7
--------------------------------------------------------------------------------
   15 - 20 years                                                            20.5
--------------------------------------------------------------------------------
   20 - 25 years                                                            15.9
--------------------------------------------------------------------------------
   25 years and over                                                        19.7
--------------------------------------------------------------------------------
   Cash equivalent                                                           3.2
--------------------------------------------------------------------------------

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc. or Fitch Ratings Ltd. The majority of the bonds that are non-rated are considered by the advisor to be of non-investment grade quality.

Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance of a $10,000 investment
01/01/95 - 12/31/04 ($)
--------------------------------------------------------------------------------
       sales charge                  without           with
       Class A                       18,584           17,702
       Class B                       18,240           18,240
       Class C                       18,307           18,307
       Class Z                       18,796            n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION

                                              Columbia High Yield Municipal Fund

Value of a $10,000 investment 01/01/95 - 12/31/04

         [The following table was represented by a Mountain graph in the printed material.]

     Class A Shares            Class A Shares        Lehman Brothers Municipal
  Without Sales Charge       With Sales Charge              Bond Index

          10000                     9525                       10000
          10362                     9870                       10286
          10609                    10105                       10585
          10700                    10192                       10707
          10715                    10206                       10720
          11041                    10516                       11062
          10950                    10430                       10966
          11054                    10529                       11070
          11168                    10637                       11210
          11230                    10697                       11281
          11414                    10871                       11445
          11626                    11074                       11635
          11771                    11212                       11746
          11851                    11288                       11836
          11754                    11196                       11755
          11621                    11069                       11605
          11586                    11036                       11572
          11604                    11053                       11567
          11701                    11145                       11694
          11760                    11201                       11799
          11788                    11228                       11796
          11949                    11382                       11962
          12082                    11508                       12097
          12275                    11692                       12318
          12299                    11714                       12266
          12329                    11744                       12290
          12428                    11838                       12403
          12319                    11734                       12238
          12411                    11822                       12341
          12603                    12005                       12527
          12741                    12136                       12661
          13043                    12423                       13012
          12984                    12367                       12889
          13113                    12490                       13043
          13197                    12570                       13126
          13289                    12658                       13204
          13474                    12834                       13396
          13603                    12957                       13534
          13625                    12978                       13538
          13630                    12983                       13551
          13600                    12954                       13490
          13777                    13123                       13703
          13803                    13148                       13756
          13842                    13184                       13791
          14009                    13344                       14004
          14116                    13445                       14179
          14096                    13426                       14179
          14145                    13473                       14229
          14185                    13511                       14265
          14307                    13627                       14434
          14270                    13592                       14371
          14311                    13631                       14391
          14363                    13680                       14427
          14391                    13708                       14343
          14243                    13567                       14137
          14284                    13606                       14188
          14143                    13471                       14074
          14122                    13451                       14080
          13930                    13268                       13928
          14020                    13354                       14075
          13880                    13221                       13970
          13769                    13115                       13908
          13881                    13221                       14070
          14068                    13400                       14376
          14043                    13376                       14292
          13968                    13305                       14217
          14215                    13540                       14594
          14380                    13697                       14797
          14572                    13879                       15025
          14521                    13831                       14947
          14603                    13910                       15110
          14640                    13945                       15224
          14843                    14138                       15600
          14925                    14216                       15755
          14935                    14226                       15805
          15034                    14320                       15948
          14879                    14172                       15775
          15019                    14306                       15946
          15147                    14427                       16053
          15410                    14678                       16290
          15813                    15061                       16559
          15639                    14896                       16503
          15795                    15045                       16699
          15703                    14957                       16559
          15597                    14856                       16401
          15768                    15019                       16685
          15927                    15171                       16885
          15687                    14942                       16554
          15985                    15226                       16877
          16041                    15279                       16980
          16196                    15427                       17160
          16324                    15549                       17382
          16453                    15672                       17590
          16641                    15851                       17975
          16318                    15543                       17677
          16392                    15613                       17603
          16582                    15794                       17974
          16542                    15756                       17929
          16772                    15975                       18180
          16777                    15980                       18191
          16948                    16143                       18311
          17268                    16448                       18740
          17265                    16445                       18661
          16844                    16044                       18008
          16960                    16154                       18143
          17304                    16482                       18676
          17325                    16502                       18583
          17564                    16730                       18776
          17694                    16853                       18932
          17761                    16917                       19040
          18019                    17163                       19325
          17929                    17077                       19258
          17649                    16811                       18801
          17575                    16740                       18734
          17629                    16792                       18801
          17864                    17015                       19049
          18116                    17255                       19430
          18222                    17357                       19533
          18361                    17489                       19701
          18372                    17499                       19540
          18584                    17702                       19778

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 12/31/04 (%)

----------------------------------------------------------------------------------------------
   Share class                   A                    B                   C               Z
----------------------------------------------------------------------------------------------
   Inception                 07/31/00              07/15/02            07/15/02       03/05/84
----------------------------------------------------------------------------------------------
   Sales charge          without     with     without    with     without     with     without
----------------------------------------------------------------------------------------------
   6-month (cumulative)   5.46       0.42      5.06       0.06     5.14       4.14      5.57
----------------------------------------------------------------------------------------------
   1-year                 5.06       0.09      4.28      -0.72     4.43       3.43      5.30
----------------------------------------------------------------------------------------------
   5-year                 6.01       4.99      5.62       5.29     5.69       5.69      6.25
----------------------------------------------------------------------------------------------
   10-year                6.39       5.88      6.19       6.19     6.23       6.23      6.51
----------------------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A is a newer class of shares. Its performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class Z shares were initially offered on March 5, 1984, and class A shares were initially offered on July 31, 2000.

Class B and class C are newer classes of shares. Their performance information includes returns of the fund's class A shares from July 31, 2000 (class A's inception) to July 15, 2002 (inception of newer classes of shares). Their performance information prior to July 31, 2000 includes returns of the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A or class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984, class A shares were initially offered on July 31, 2000, and class B and class C shares were initially offered on July 15, 2002.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

UNDERSTANDING YOUR EXPENSES
                                              Columbia High Yield Municipal Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

07/01/04 - 12/31/04

---------------------------------------------------------------------------------------------------------------
              Account value at the         Account value at the         Expenses paid         Fund's annualized
          beginning of the period ($)     end of the period ($)     during the period ($)     expense ratio (%)
---------------------------------------------------------------------------------------------------------------
           Actual      Hypothetical       Actual    Hypothetical    Actual    Hypothetical
---------------------------------------------------------------------------------------------------------------
Class A   1,000.00       1,000.00        1,054.60     1,020.82       4.51         4.43              0.87
---------------------------------------------------------------------------------------------------------------
Class B   1,000.00       1,000.00        1,050.61     1,017.04       8.37         8.24              1.62
---------------------------------------------------------------------------------------------------------------
Class C   1,000.00       1,000.00        1,051.42     1,017.80       7.60         7.48              1.47
---------------------------------------------------------------------------------------------------------------
Class Z   1,000.00       1,000.00        1,055.70     1,021.83       3.47         3.41              0.67
---------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived a portion of class C expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Summary

For the six-month period ended December 31, 2004

o Investment-grade bonds delivered solid gains. The Lehman Brothers Aggregate Bond Index returned 4.18%. High-yield bonds, which can be less sensitive to changing interest rates, led the fixed income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 9.31%.

                                  Lehman Index

                                    [GRAPHIC]
                                      4.18%

                              Merrill Lynch Index

                                    [GRAPHIC]
                                      9.31%

o After a weak start, stock prices bounced back in November, helping the S&P 500 Index to a 7.19% gain for the six month period. Value stocks outperformed growth stocks, as measured by the Russell 1000 Growth and Value indices.

                                 S&P 500 Index

                                    [GRAPHIC]
                                     7.19%

                                  Russell 1000
                                  Value Index

                                    [GRAPHIC]
                                     12.08%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade corporate debt issues.

The Merrill Lynch US High Yield, Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks.

The Russell 1000 Value Index is an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ECONOMIC UPDATE
                                              Columbia High Yield Municipal Fund

During the six-month period that began July 1, 2004, and ended December 31, 2004, the US economy grew at a healthy pace, despite rising energy prices and a host of geopolitical uncertainties. The nation's gross domestic product advanced 3.5% in the second half of 2004. For the year, the economy grew 4.4%, its strongest showing in five years.

Employment dominated the economic news. Although job growth fell below expectations early in the period, the pace of new job creation picked up and more than two million jobs were created in 2004. In response, consumer confidence soared to its highest level of the year in December, and consumer spending ended the year on a high note. Holiday sales were reported to be the strongest in five years.

Within the business sector, industrial production rose; factories utilized more of their capacity and spending on technology, capital equipment and construction picked up. However, business spending for the year fell short of forecasts given the level of profit growth and the maturity of the economic cycle.

Bonds delivered solid returns

Despite a weak start--and a weak finish--all sectors of the US bond market delivered solid returns for the six-month period. As the Federal Reserve Board (the Fed) began to raise short-term interest rates, the bond market responded favorably. Yields on intermediate and long-term bonds edged lower--and prices rose. However, the 10-year Treasury yield rose sharply in November, before falling again in December, and bonds gave back some of their earlier gains. In this environment, the Lehman Brothers Aggregate Bond Index returned 4.18%.

High-yield corporate bonds, which can be less sensitive to changing interest rates, gained 9.31%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy helped improve credit quality and the sector's high yields attracted investors seeking income. Mortgage bonds outperformed Treasury bonds.

Stocks picked up momentum

Stock market performance picked up as economic news improved and uncertainty surrounding the presidential election was resolved. The S&P 500 Index returned 7.19% for the six-month period. The majority of that return was generated in November and December. Small-and mid-cap stocks led the market and value stocks outperformed growth stocks. Energy and utilities stocks were the best-performing sectors for the six-month period. Information technology rebounded strongly in the second half.

Short-term rates moved higher

After a year of the lowest short-term interest rates in recent history, the Fed raised the federal funds rate, a key short-term rate, from 1.0% to 2.25% in five equal steps between June 30 and December 31.(1) The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little if any impact on the financial markets except to boost the yields on money market funds.

(1)   On February 2, the Fed raised the federal funds rate to 2.5%.

Net asset value per share
as of 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                 11.28
--------------------------------------------------------------------------------
   Class B                                                                 11.28
--------------------------------------------------------------------------------
   Class C                                                                 11.28
--------------------------------------------------------------------------------
   Class Z                                                                 11.28
--------------------------------------------------------------------------------

Distributions declared per share
07/01/04 - 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                  0.27
--------------------------------------------------------------------------------
   Class B                                                                  0.23
--------------------------------------------------------------------------------
   Class C                                                                  0.24
--------------------------------------------------------------------------------
   Class Z                                                                  0.28
--------------------------------------------------------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Class A                                                                  4.65
--------------------------------------------------------------------------------
   Class B                                                                  4.13
--------------------------------------------------------------------------------
   Class C                                                                  4.28
--------------------------------------------------------------------------------
   Class Z                                                                  5.09
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields
as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Class A                                                                  7.15
--------------------------------------------------------------------------------
   Class B                                                                  6.35
--------------------------------------------------------------------------------
   Class C                                                                  6.58
--------------------------------------------------------------------------------
   Class Z                                                                  7.83
--------------------------------------------------------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

PORTFOLIO MANAGER'S REPORT
                                              Columbia High Yield Municipal Fund

For the six-month period ended December 31, 2004, class A shares of Columbia High Yield Municipal Fund returned 5.46% without sales charge. The fund outpaced the 5.19% return for the Lehman Brothers Municipal Bond Index, which is restricted to investment-grade securities. The fund's performance was slightly behind the 5.63% average return for funds in its peer group, the Lipper High Yield Municipal Debt Funds Category.(1)

High-yield municipal bonds did well during the period, benefiting from strong demand as investors reached for yield in a low interest-rate environment. An improving economy boosted the credit quality of many issuers, further bolstering high-yield returns.

However, we believe the fund lost a bit of ground relative to its peers by not owning more airline and tobacco bonds. Certain airline bonds, such as American Airlines and Continental Airlines, posted especially strong gains as their financial conditions improved, oil prices declined moderately and investor demand remained strong. The fund's strategy of diversifying across sectors and issuers meant it was not heavily invested in the bonds of either airline. In addition, we believe the fund had a smaller stake in tobacco bonds than other funds in the Lipper(1) peer group. Tobacco bonds rallied as litigation news eased and investors sought out the sector's high yields.

Retirement housing and hospital bonds boosted performance

Continuing care retirement centers was one of the fund's strongest sectors. Issuers such as Kahala Nui Project in Hawaii did well as their construction projects neared completion. In addition, the bonds of more established projects rallied as business prospects improved for their issuers. Of note were retirement housing bonds issued by Attic Angel in Wisconsin, which benefited from better financial performance.

Hospital bonds also aided performance, as demand remained strong. The fund benefited from adding a new stake in bonds issued by Bon Secours Health Systems. We purchased these bonds after financial difficulties arose in some of the System's regional operations, causing their bond prices to fall. However, as it became clear that the System was taking action to address these challenges, the bonds rebounded nicely. Utilities gave an added boost to returns, as investor concerns finally eased following the Enron scandal. Top gainers included Nevada Power, an investor-owned utility that rallied after a favorable ruling on rate increases. Multitrade of Pittsylvania County, an independent power producer, also did well following the announcement that it would be bought out by a large utility.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

Holdings discussed in this report
as of 12/31/04 (%)
--------------------------------------------------------------------------------
   American Airlines                                                         0.1
--------------------------------------------------------------------------------
   Continental Airlines                                                      0.3
--------------------------------------------------------------------------------
   Kahala Nui Project                                                        0.3
--------------------------------------------------------------------------------
   Attic Angel                                                               0.4
--------------------------------------------------------------------------------
   Bon Secours Health Systems                                                0.9
--------------------------------------------------------------------------------
   Nevada Power                                                              0.4
--------------------------------------------------------------------------------
   Multitrade of Pittsylvania                                                0.8
--------------------------------------------------------------------------------

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

High-yield municipal bonds benefited from strong demand as investors reached for yield in a low interest-rate environment.

                                              Columbia High Yield Municipal Fund

Lower quality and longer maturity issues added yield

One focus during the period was on boosting the fund's yield. We did this by adding to the fund's stake in lower-rated municipal bonds, while trimming some of its triple-A rated issues. We also continued to focus on bonds with 25- to 30-year maturities. We believe these lower quality and longer maturity bonds also offer the possibility of relative outperformance.

Continued economic improvement favors high-yield municipals

Moderate economic growth and modestly rising interest rates tend to be relatively positive for high-yield municipals. Bonds with high coupons (or stated interest rates) tend to perform better than lower coupon bonds when interest rates rise because so much of their total return comes from income. Going forward, we plan to continue adding lower-rated and non-rated issues in an effort to boost income.

[PHOTO] Maureen G. Newman has managed the Columbia High Yield Municipal Fund since November 1998 and has been with the advisor or its predecessors or affiliate organizations since 1996.

                 /s/ Maureen G. Newman

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

INVESTMENT PORTFOLIO
December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - 94.6%
EDUCATION - 3.6%
Education - 1.3%                                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
       CA California Statewide Communities        San Francisco Art Institute, Series 2002,
                     Development Authority            7.375% 04/01/32 (a)                                 750,000       777,240

                                                  -----------------------------------------------------------------------------
             FL Broward County Educational        Nova Southeastern University,
                        Facility Authority            5.625% 04/01/34                                     925,000       956,792

                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Western New England College, Series 2002,
                                                      6.125% 12/01/32                                     300,000       316,083

                                                  -----------------------------------------------------------------------------
               PA State Higher Educational        Philadelphia University, Series 2004 A,
                      Facilities Authority            5.125% 06/01/25                                   1,100,000     1,086,921

                                                  -----------------------------------------------------------------------------
               OH University of Cincinnati        Series 2003 C,
                                                  Insured: FGIC
                                                      5.000% 06/01/21                                   1,000,000     1,064,220

                                                  -----------------------------------------------------------------------------
               VT State Education & Health        Vermont Law School Project,
                          Buildings Agency        Series 2003 A,
                                                      5.500% 01/01/33                                     500,000       499,290

                                                  -----------------------------------------------------------------------------
                       WV State University        Series 2000 A,
                                                  Insured: AMBAC:
                                                      (b) 04/01/19                                      1,250,000       647,475
                                                      (b) 04/01/25                                      2,750,000       999,295

                                                  -----------------------------------------------------------------------------
                                                                                                  Education Total     6,347,316

Prep School - 0.9%
------------------------------------------        -----------------------------------------------------------------------------
       CA California Statewide Communities        Crossroads School for Arts & Sciences,
                     Development Authority        Series 1998,
                                                      6.000% 08/01/28 (a)                                 980,000     1,020,886

                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Latin School of Chicago Project,
                                                  Series 1998,
                                                      5.650% 08/01/28                                   1,725,000     1,759,586

                                                  -----------------------------------------------------------------------------
             MA State Health & Educational        Learning Center for Deaf Children, Series 1999 C,
                      Facilities Authority            6.100% 07/01/19                                   1,000,000     1,014,060

                                                  -----------------------------------------------------------------------------
             NH Business Finance Authority        Proctor Academy Project, Series 1998 A,
                                                      5.400% 06/01/17                                     950,000       989,577

                                                  -----------------------------------------------------------------------------
                                                                                                Prep School Total     4,784,109

Student Loan - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
                          NE Nebhelp, Inc.        Series 1993 A-6, AMT,
                                                  Insured: MBIA
                                                      6.450% 06/01/18                                   4,000,000     4,238,120

                                                  -----------------------------------------------------------------------------
NM State Educational Assistance Foundation        Series 1996 A-2, AMT,
                                                      6.650% 11/01/25                                   1,915,000     1,917,241

                                                  -----------------------------------------------------------------------------
             OH Student Loan Funding Corp.        Series 1992 B, AMT,
                                                      6.750% 01/01/07                                   1,075,000     1,077,515

                                                  -----------------------------------------------------------------------------
                                                                                               Student Loan Total     7,232,876
                                                                                                                     ----------
                                                                                                  EDUCATION TOTAL    18,364,301


                              See Accompanying Notes to Financial Statements.  7

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - 25.5%
Continuing Care Retirement - 8.0%                                                                         Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   CA ABAG Finance Authority for Nonprofit        Eskaton Gold River Lodge, Series 1998:
                                    Corps.            6.375% 11/15/15 (a)                                 625,000       653,975
                                                      6.375% 11/15/28 (a)                                 550,000       561,088

                                                  -----------------------------------------------------------------------------
                               CA La Verne        Brethren Hillcrest Homes,
                                                  Series 2003 B,
                                                      6.625% 02/15/25                                     685,000       699,097

                                                  -----------------------------------------------------------------------------
                    CA Statewide Community        Eskaton Village - Grass Valley,
                     Development Authority        Series 2000,
                                                      8.250% 11/15/31 (a)                               1,730,000     1,906,443

                                                  -----------------------------------------------------------------------------
            CT State Development Authority        The Elim Park Baptist, Inc. Project,
                                                  Series 2003,
                                                      5.850% 12/01/33                                     660,000       682,559

                                                  -----------------------------------------------------------------------------
      FL Capital Project Finance Authority        Glenridge on Palmer Ranch, Series 2002 A,
                                                      8.000% 06/01/32                                   1,250,000     1,305,538

                                                  -----------------------------------------------------------------------------
                  FL Lee County Industrial        Shell Point Village Project,
                     Development Authority        Series 1999 A,
                                                      5.500% 11/15/29                                   1,200,000     1,188,684

                                                  -----------------------------------------------------------------------------
                   FL Orange County Health        Orlando Lutheran Towers, Inc.,
                      Facilities Authority        Series 1996,
                                                      8.625% 07/01/20                                   1,500,000     1,575,150

                                                  -----------------------------------------------------------------------------
               FL Palm Beach County Health        Abbey Delray South, Series 2003,
                      Facilities Authority            5.350% 10/01/14                                   1,250,000     1,287,750

                                                  -----------------------------------------------------------------------------
              GA Fulton County Residential        Canterbury Court Episcopal Home for the Retired,
                           Care Facilities        Series 2004 PJ-A,
                                                      6.125% 02/15/34                                   1,000,000     1,014,370

                                                  -----------------------------------------------------------------------------
GA Savannah Economic Development Authority        Marshes of Skidaway, Series 2003 A,
                                                      7.400% 01/01/34                                   1,000,000     1,017,820

                                                  -----------------------------------------------------------------------------
   HI State Department of Budget & Finance        Kahala Nui Project, Series 2003 A:
                                                      7.875% 11/15/23                                     250,000       268,950
                                                      8.000% 11/15/33                                   1,000,000     1,077,540

                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        Lutheran Senior Ministries, Series 2001,
                                                      7.375% 08/15/31                                     550,000       564,597
                                                  Washington and Jane Smith Community, Series 2003 A,
                                                      7.000% 11/15/32                                   1,000,000     1,010,620

                                                  -----------------------------------------------------------------------------
          MA Boston Industrial Development        Springhouse, Inc., Series 1998,
                       Financing Authority            5.875% 07/01/20                                     385,000       388,796

                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Loomis Community Project:
                                                  Series 1999 A,
                                                      5.625% 07/01/15                                     650,000       649,434
                                                  Series 2002 A,
                                                      6.900% 03/01/32                                     220,000       234,980

                                                  -----------------------------------------------------------------------------
       MD Westminster Economic Development        Carroll Lutheran Village, Series 2004 A,
                                                      6.250% 05/01/34                                   1,750,000     1,802,815

                                                  -----------------------------------------------------------------------------
             MO State Health & Educational        Lutheran Senior Services, Series 1997,
                      Facilities Authority            5.750% 02/01/17                                   2,000,000     2,081,460


8  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Continuing Care Retirement- (continued)                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
      NH State Higher Educational & Health        Rivermead at Peterborough, Series 1998:
                      Facilities Authority            5.625% 07/01/18                                     500,000       494,320
                                                      5.750% 07/01/28                                   1,665,000     1,612,836

                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Seabrook Village, Inc., Series 2000 A,
                                                      8.250% 11/15/30                                   1,125,000     1,233,686
                                                  Winchester Gardens, Series 1996 A,
                                                      5.800% 11/01/31                                     750,000       771,210

                                                  -----------------------------------------------------------------------------
PA Chartiers Valley Industrial & Commercial       Asbury Health Center, Series 1999,
                     Development Authority            6.375% 12/01/24                                     750,000       765,060
                                                  Friendship Village of South Hills, Series 2003 A,
                                                      5.750% 08/15/20                                   1,000,000     1,007,460

                                                  -----------------------------------------------------------------------------
              PA Delaware County Authority        Dunwoody Village, Series 2003 A,
                                                      5.375% 04/01/17                                     750,000       802,223

                                                  -----------------------------------------------------------------------------
                   PA Lancaster Industrial        Garden Spot Village Project, Series 2000 A,
                     Development Authority            7.625% 05/01/31                                     825,000       879,854

                                                  -----------------------------------------------------------------------------
                  TN Johnson City Health &        Appalachian Christian Village Project, Series 2004 A,
                    Educational Facilities            6.250% 02/15/32                                     250,000       250,785

                                                  -----------------------------------------------------------------------------
   TN Metropolitan Government of Nashville        Blakeford at Green Hills, Series 1998,
                       and Davidson County            5.650% 07/01/24                                   1,825,000     1,749,627

                                                  -----------------------------------------------------------------------------
                  TN Shelby County Health,        Germantown Village, Series 2003 A,
    Educational & Housing Facilities Board            7.250% 12/01/34                                     675,000       702,445

                                                  -----------------------------------------------------------------------------
              TX Abilene Health Facilities        Sears Methodist Retirement Obligation Group:
                         Development Corp.        Series 1998 A,
                                                      5.900% 11/15/25                                   1,350,000     1,304,060
                                                  Series 2003 A,
                                                      7.000% 11/15/33                                     800,000       837,384

                                                  -----------------------------------------------------------------------------
              TX Houston Health Facilities        Buckingham Senior Living Community, Series 2004 A,
                         Development Corp.            7.125% 02/15/34                                   1,000,000     1,048,270

                                                  -----------------------------------------------------------------------------
             WI State Health & Educational        Attic Angel Obligated Group, Series 1998,
                      Facilities Authority            5.750% 11/15/27                                   2,125,000     1,993,590
                                                  Clement Manor, Series 1998,
                                                      5.750% 08/15/24                                   2,200,000     2,171,400
                                                  East Castle Place, Inc. Project, Series 2004,
                                                      6.125% 12/01/34                                     500,000       492,970
                                                  Lutheran Program for the Aging, Series 1998,
                                                      5.700% 03/01/28                                     750,000       709,327
                                                  Three Pillars Senior Living Communities:
                                                  Series 2003,
                                                      5.600% 08/15/23                                     790,000       805,634
                                                  Series 2004 A,
                                                      5.500% 08/15/34                                     870,000       859,534

                                                  -----------------------------------------------------------------------------
                                                                                 Continuing Care Retirement Total    40,463,341


                              See Accompanying Notes to Financial Statements.  9

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Health Services - 0.8%                                                                                    Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
 CO State Health Care Facilities Authority        National Jewish Medical & Research Center,
                                                  Series 1998,
                                                      5.375% 01/01/23                                   1,080,000     1,070,172

                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Boston Biomedical Research Institute, Series 1999:
                                                      5.650% 02/01/19                                     370,000       362,426
                                                      5.750% 02/01/29                                     550,000       558,387

                                                  -----------------------------------------------------------------------------
             MA State Health & Educational        Civic Investments, Inc., Series 2002 A,
                      Facilities Authority            9.000% 12/15/15                                   1,500,000     1,722,780

                                                  -----------------------------------------------------------------------------
         MN Minneapolis & St. Paul Housing        Healthpartners Project, Series 2003,
                   Redevelopment Authority            5.875% 12/01/29                                     400,000       417,312

                                                  -----------------------------------------------------------------------------
                                                                                            Health Services Total     4,131,077

Hospitals - 12.6%
------------------------------------------        -----------------------------------------------------------------------------
            AZ Health Facilities Authority        Phoenix Memorial Hospital, Series 1991,
                                                      8.125% 06/01/12 (c)                               1,931,719         4,829

                                                  -----------------------------------------------------------------------------
             CA ABAG Finance Authority for        San Diego Hospital Association, Series 2003 C,
                          Nonprofit Corps.            5.375% 03/01/21                                     500,000       511,955

                                                  -----------------------------------------------------------------------------
       CA California Statewide Communities        Kaiser Permanente, Series 2004 I,
                     Development Authority            3.450% 04/01/35                                   1,750,000     1,722,718

                                                  -----------------------------------------------------------------------------
             CA Rancho Mirage Joint Powers        Bon Secours-St. Frances Medical Center, Inc., Series 2002 A,
                       Financing Authority            5.625% 07/01/29                                   2,000,000     2,095,160

                                                  -----------------------------------------------------------------------------
                CA State Health Facilities        Catholic Healthcare West, Series 2004 G,
                       Financing Authority            5.250% 07/01/23                                     500,000       514,120
                                                  Stanford Hospital & Clinics Project, Series 2003 A,
                                                      5.000% 11/15/23                                   1,500,000     1,545,435

                                                  -----------------------------------------------------------------------------
                CA Turlock Health Facility        Emanuel Medical Center, Inc., Series 2004,
                                                      5.375% 10/15/34                                   2,000,000     1,989,820

                                                  -----------------------------------------------------------------------------
             CA Whittier Health Facilities        Presbyterian Intercommunity Hospital,
                                                  Series 2002,
                                                      5.750% 06/01/31                                   1,000,000     1,057,730

                                                  -----------------------------------------------------------------------------
                               CO La Junta        Arkansas Valley Regional Medical
                                                  Center Project, Series 1999,
                                                      6.100% 04/01/24                                     300,000       313,680

                                                  -----------------------------------------------------------------------------
 CO State Health Care Facilities Authority        Parkview Medical Center, Inc. Project,
                                                  Series 2001,
                                                      6.600% 09/01/25                                     300,000       329,307
                                                  Vail Valley Medical Center Project,
                                                  Series 2004,
                                                      5.000% 01/15/20                                   1,000,000     1,022,080

                                                  -----------------------------------------------------------------------------
         FL Hillsborough County Industrial        Tampa General Hospital Project,
                     Development Authority        Series 2003 B,
                                                      5.250% 10/01/34                                   1,000,000     1,012,230


10  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
      FL Miami Health Facilities Authority        Catholic Health East, Series 2003 B,
                                                      5.125% 11/15/24                                   1,000,000     1,020,370

                                                  -----------------------------------------------------------------------------
                   FL Orange County Health        Orlando Regional Healthcare System:
                      Facilities Authority            Series 1999 E,
                                                      6.000% 10/01/26                                     875,000       924,245
                                                  Series 2002,
                                                      5.750% 12/01/32                                     350,000       371,693

                                                  -----------------------------------------------------------------------------
    FL South Lake County Hospital District        South Lake Hospital, Inc., Series 2003:
                                                      6.375% 10/01/28                                     750,000       776,325
                                                      6.375% 10/01/34                                     500,000       516,890

                                                  -----------------------------------------------------------------------------
        FL West Orange Healthcare District        Series 2001 A,
                                                      5.650% 02/01/22                                   1,450,000     1,522,674

                                                  -----------------------------------------------------------------------------
       GA Coffee County Hospital Authority        Coffee Regional Medical Center Project, Inc.,
                                                  Series 2004,
                                                      5.000% 12/01/26                                     700,000       699,139

                                                  -----------------------------------------------------------------------------
                  IL Southwestern Illinois        Anderson Hospital, Series 1999:
                     Development Authority            5.500% 08/15/20                                     500,000       507,665
                                                      5.625% 08/15/29                                     250,000       249,485

                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        Thorek Hospital & Medical Center, Series 1998,
                                                      5.375% 08/15/28                                     500,000       496,530

                                                  -----------------------------------------------------------------------------
    IN Health Facility Financing Authority        Community Foundation of Northwest Indiana, Inc.,
                                                  Series 2004 A,
                                                      6.000% 03/01/34                                     850,000       855,346

                                                  -----------------------------------------------------------------------------
             MA State Health & Educational        Jordan Hospital:
                      Facilities Authority        Series 1998 D,
                                                      5.250% 10/01/18                                     600,000       578,988
                                                  Series 2003 E,
                                                      6.750% 10/01/33                                     750,000       795,097
                                                  Milford-Whitinsville Regional Hospital:
                                                  Series 1998 C,
                                                      5.750% 07/15/13                                     610,000       642,202
                                                  Series 2002 D,
                                                      6.350% 07/15/32                                   1,715,000     1,796,926

                                                  -----------------------------------------------------------------------------
      MD State Health & Higher Educational        Adventist HealthCare, Series 2003 A:
                      Facilities Authority            5.000% 01/01/16                                     400,000       411,980
                                                      5.750% 01/01/25                                     600,000       629,634

                                                  -----------------------------------------------------------------------------
    MI Dickinson County Health Care System        Series 1999,
                                                      5.800% 11/01/24                                   1,000,000     1,003,040

                                                  -----------------------------------------------------------------------------
      MI Flint Hospital Building Authority        Hurley Medical Center,
                                                  Series 1998 A,
                                                      5.375% 07/01/20                                     465,000       459,704

                                                  -----------------------------------------------------------------------------
       MI State Hospital Finance Authority        Oakwood Obligated Group, Series 2003,
                                                      5.500% 11/01/18                                   1,600,000     1,716,912

                                                  -----------------------------------------------------------------------------
                     MN St. Paul Housing &        HealthEast Project, Series 1993 B,
                   Redevelopment Authority            6.625% 11/01/17                                     230,000       232,047


                             See Accompanying Notes to Financial Statements.  11

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                   MN Washington Housing &        HealthEast Project, Series 1998,
                   Redevelopment Authority            5.250% 11/15/12                                   1,100,000     1,099,923

                                                  -----------------------------------------------------------------------------
             MO State Health & Educational        Lake Regional Health System, Series 2003,
                      Facilities Authority            5.700% 02/15/34                                   1,000,000     1,039,640

                                                  -----------------------------------------------------------------------------
          NC State Medical Care Commission        Stanly Memorial Hospital Project, Series 1999,
                                                      6.375% 10/01/29                                   1,000,000     1,077,170

                                                  -----------------------------------------------------------------------------
      NH State Higher Educational & Health        Catholic Medical Center, Series 2002 A,
                      Facilities Authority            6.125% 07/01/32                                     400,000       415,160
                                                  Littleton Hospital Association, Inc.:
                                                  Series 1998 A:
                                                      5.900% 05/01/18                                     500,000       488,330
                                                      6.000% 05/01/28                                   1,000,000       964,540
                                                  Series 1998 B,
                                                      5.900% 05/01/28                                     675,000       642,850

                                                  -----------------------------------------------------------------------------
           NJ State Health Care Facilities        Capital Health Systems,
                       Financing Authority        Series 2003 A,
                                                      5.750% 07/01/23                                   1,250,000     1,336,137

                                                  -----------------------------------------------------------------------------
                    NM Farmington Hospital        San Juan Medical Center, Series 2004 A,
                                                      5.000% 06/01/23                                     500,000       501,320

                                                  -----------------------------------------------------------------------------
       NV Henderson Health Care Facilities        Catholic Healthcare West,
                                                  Series 1998:
                                                      5.125% 07/01/28                                     540,000       538,904
                                                      5.375% 07/01/26                                     790,000       801,060

                                                  -----------------------------------------------------------------------------
              NY State Dormitory Authority        Memorial Sloan-Kettering Cancer Center,
                                                  Series 2001-1,
                                                  Insured: MBIA:
                                                      (b) 07/01/25                                      3,600,000     1,380,672
                                                      (b) 07/01/26                                      4,400,000     1,583,604
                                                  North Shore - Long Island Jewish Medical Center,
                                                  Series 2003,
                                                      5.500% 05/01/33                                     400,000       416,784

                                                  -----------------------------------------------------------------------------
          OH Belmont County Health Systems        Ohio Valley Medical Center, Inc.,
                                                  Series 1998,
                                                      5.700% 01/01/13                                     700,000       658,364

                                                  -----------------------------------------------------------------------------
         OH Highland County Joint Township        Series 1999,
                         Hospital District            6.750% 12/01/29                                   1,875,000     1,839,094

                                                  -----------------------------------------------------------------------------
 OH Lakewood Hospital Improvement District        Lakewood Hospital Association,
                                                  Series 2003,
                                                      5.500% 02/15/15                                   1,250,000     1,347,238

                                                  -----------------------------------------------------------------------------
       OH Miami County Hospital Facilities        Upper Valley Medical Center, Inc.:
                                 Authority        Series 1996 A,
                                                      6.250% 05/15/16                                     500,000       522,370
                                                  Series 1996 C,
                                                      6.250% 05/15/13                                     285,000       298,959
                                                  Series 1996 D,
                                                      6.375% 05/15/26                                   1,015,000     1,057,975

                                                  -----------------------------------------------------------------------------
                        OH Sandusky County        Memorial Hospital, Series 1998,
                                                      5.150% 01/01/10                                     250,000       255,297


12  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - (continued)                                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
    OK State Development Finance Authority        Duncan Regional Hospital,
                                                  Series 2003 A,
                                                      5.125% 12/01/23                                   2,000,000     2,031,020

                                                  -----------------------------------------------------------------------------
    OK Stillwater Medical Center Authority        Series 2003,
                                                      5.625% 05/15/23                                   1,000,000     1,030,870

                                                  -----------------------------------------------------------------------------
              PA Allegheny County Hospital        Ohio Valley General Hospital, Series 1997,
                     Development Authority            5.450% 01/01/28                                   1,550,000     1,496,448

                                                  -----------------------------------------------------------------------------
              SC Jobs Economic Development        Bon Secours Health Systems, Series 2002 A,
                                                      5.500% 11/15/23                                   2,250,000     2,331,360

                                                  -----------------------------------------------------------------------------
  SD State Health & Educational Facilities        Sioux Hospitals & Health Systems, Series 2004 A,
                                                      5.250% 11/01/34                                   1,100,000     1,112,298

                                                  -----------------------------------------------------------------------------
      TN Knox County Health, Educational &        East Tennessee Hospital, Series 2003 B,
              Housing Facilities Authority            5.750% 07/01/33                                     250,000       259,003

                                                  -----------------------------------------------------------------------------
          TX Richardson Hospital Authority        Richardson Medical Center, Series 1998,
                                                      5.625% 12/01/28                                     450,000       461,961

                                                  -----------------------------------------------------------------------------
TX Tyler Health Facilities Development Corp.      Mother Frances Hospital,
                                                  Series 2001,
                                                      6.000% 07/01/31                                     750,000       786,158

                                                  -----------------------------------------------------------------------------
              VA Augusta County Industrial        Augusta Health Care, Inc., Series 2003,
                     Development Authority            5.250% 09/01/19                                   2,000,000     2,193,540

                                                  -----------------------------------------------------------------------------
          WA Skagit County Public Hospital        Series 2003,
                            District No. 1            6.000% 12/01/23                                   1,000,000     1,023,560

                                                  -----------------------------------------------------------------------------
 WA State Health Care Facilities Authority        Kadlec Medical Center, Series 2001,
                                                  Insured: RAD
                                                      5.875% 12/01/21                                     600,000       657,474

                                                  -----------------------------------------------------------------------------
             WI State Health & Educational        Aurora Health Care, Inc., Series 2003,
                      Facilities Authority            6.400% 04/15/33                                     700,000       743,904
                                                  Fort Healthcare, Inc. Project, Series 2004,
                                                      6.100% 05/01/34                                   1,965,000     2,068,457
                                                  Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                   1,050,000     1,106,847

                                                  -----------------------------------------------------------------------------
                                                                                                  Hospitals Total    63,894,247

Intermediate Care Facilities - 1.2%
------------------------------------------        -----------------------------------------------------------------------------

    IL State Development Finance Authority        Hoosier Care, Inc., Series 1999 A,
                                                      7.125% 06/01/34                                   1,455,000     1,247,211

                                                  -----------------------------------------------------------------------------
                IN State Health Facilities        Hoosier Care, Inc. Project,
                       Financing Authority        Series 1999 A,
                                                      7.125% 06/01/34                                   1,200,000     1,028,628

                                                  -----------------------------------------------------------------------------
      LA State Public Facilities Authority        Progressive Healthcare Providers, Inc.,
                                                  Series 1998,
                                                      6.375% 10/01/28                                   2,000,000     1,694,420

                                                  -----------------------------------------------------------------------------


                             See Accompanying Notes to Financial Statements.  13

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Intermediate Care Facilities - (continued)                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
   PA State Economic Development Financing        Northwestern Human Services,
                                 Authority        Series 1998 A,
                                                      5.250% 06/01/14                                   2,000,000     1,844,860

                                                  -----------------------------------------------------------------------------
                                                                               Intermediate Care Facilities Total     5,815,119
Nursing Homes - 2.9%
------------------------------------------        -----------------------------------------------------------------------------
                                 AK Juneau        St. Ann's Care Center Project,
                                                  Series 1999,
                                                      6.875% 12/01/25                                   1,750,000     1,768,917

                                                  -----------------------------------------------------------------------------
      CO State Health Facilities Authority        Volunteers of America Care Facilities, Inc.:
                                                  Series 1998 A,
                                                      5.750% 07/01/20                                     700,000       650,692
                                                  Series 1999 A:
                                                      5.750% 07/01/10                                     785,000       781,570
                                                      6.000% 07/01/29                                     520,000       482,248

                                                  -----------------------------------------------------------------------------
   DE State Economic Development Authority        Churchman's Village Project,
                                                  Series 1991,
                                                      10.000% 03/01/21                                    665,000       670,533

                                                  -----------------------------------------------------------------------------
                IA State Finance Authority        Care Initiatives Project:
                                                  Series 1996,
                                                      9.250% 07/01/25                                     485,000       589,251
                                                  Series 1998 B:
                                                      5.500% 07/01/08                                     395,000       397,236
                                                      5.750% 07/01/18                                     600,000       567,240
                                                      5.750% 07/01/28                                   1,475,000     1,309,815

                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Alliance Health Care Facilities,
                                                  Series 1999 A,
                                                      7.100% 07/01/32                                   2,225,000     2,220,550

                                                  -----------------------------------------------------------------------------
        MA State Industrial Finance Agency        GF/Mass., Inc., Series 1994,
                                                      8.300% 07/01/23                                     875,000       881,352

                                                  -----------------------------------------------------------------------------
MI Cheboygan Economic Development Authority       Metro Health Foundation, Inc. Project, Series 1993,
                                                      11.000% 11/01/22 (c)                                476,050        15,710

                                                  -----------------------------------------------------------------------------
    MN Carlton Health & Housing Facilities        Inter-Faith Social Services, Inc. Project, Series 2000,
                                 Authority            7.500% 04/01/19                                     250,000       263,298

                                                  -----------------------------------------------------------------------------
          MN Sartell Health Care & Housing        Foundation for Healthcare Project, Series 1999 A,
                      Facilities Authority            6.625% 09/01/29                                   2,000,000     2,048,220

                                                  -----------------------------------------------------------------------------
              PA Chester County Industrial        RHA/PA Nursing Home, Series 2002,
                     Development Authority            8.500% 05/01/32                                     395,000       386,946

                                                  -----------------------------------------------------------------------------
              PA Delaware County Authority        Main Line & Haverford Nursing, Series 1992,
                                                      9.000% 08/01/22 (c)                                  50,000        44,000

                                                  -----------------------------------------------------------------------------
           PA Lackawanna County Industrial        Greenridge Nursing Center Project,
                     Development Authority        Series 1990,
                                                      10.500% 12/01/10 (d)(e)                              95,000        85,500

                                                  -----------------------------------------------------------------------------
              PA Luzerne County Industrial        Millville Nursing Center Project, Series 1990,
                     Development Authority            10.500% 12/01/12 (d)(e)                             160,000       144,000


14  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Nursing Homes - (continued)                                                                               Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
           TX Kirbyville Health Facilities        Heartway III, Series 1997 A,
                         Development Corp.            10.000% 03/20/18 (f)                                539,212       172,548

             WA Kitsap County Consolidated        Martha and Mary Health Services, Series 1996,
                         Housing Authority        Insured: GNMA
                                                      7.100% 02/20/36                                   1,000,000     1,170,900

                                                  -----------------------------------------------------------------------------
                                                                                              Nursing Homes Total    14,650,526
                                                                                                                    -----------
                                                                                                HEALTH CARE TOTAL   128,954,310

HOUSING - 4.8%
Assisted Living/Senior - 2.6%
------------------------------------------        -----------------------------------------------------------------------------
 DE Kent County Assisted Living Facilities        Heritage at Dover Project, Series 1999, AMT,
                                                      7.625% 01/01/30                                   2,415,000     2,177,605

                                                  -----------------------------------------------------------------------------
             GA Columbus Housing Authority        The Gardens at Calvary Project, Series 1999,
                                                      7.000% 11/15/29                                   2,000,000     1,760,840

                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Care Institute, Inc., Series 1995,
                                                      8.250% 06/01/25                                   1,880,000     1,849,920

                                                  -----------------------------------------------------------------------------
        MN Roseville Elderly Care Facility        Care Institute, Inc. Project, Series 1993,
                                                      7.750% 11/01/23 (f)                               1,270,000       825,500

                                                  -----------------------------------------------------------------------------
         NC Medical Care Commission Health        DePaul Community Facilities Project:
                           Care Facilities        Series 1998,
                                                      6.125% 01/01/28                                     500,000       452,795
                                                  Series 1999,
                                                      7.625% 11/01/29                                   1,940,000     2,014,651

                                                  -----------------------------------------------------------------------------
           NY Huntington Housing Authority        Gurwin Jewish Senior Center, Series 1999 A:
                                                      5.875% 05/01/19                                   1,900,000     1,833,500
                                                      6.000% 05/01/29                                     625,000       597,200

                                                  -----------------------------------------------------------------------------
              NY Suffolk County Industrial        Gurwin Jewish-Phase II, Series 2004,
                        Development Agency            6.700% 05/01/39                                     500,000       513,075

                                                  -----------------------------------------------------------------------------
            TX Bell County Health Facility        Care Institute, Inc., Series 1994,
                         Development Corp.            9.000% 11/01/24                                     930,000       865,365

                                                  -----------------------------------------------------------------------------
                                                                                     Assisted Living/Senior Total    12,890,451
Multi-Family - 2.2%
------------------------------------------        -----------------------------------------------------------------------------
      CO State Health Facilities Authority        Birchwood Manor Project, Series 1991 A,
                                                  Insured: GNMA
                                                      7.250% 04/01/11                                     410,000       411,562

                                                  -----------------------------------------------------------------------------
                             DE Wilmington        Electra Arms Senior Association Project,
                                                  Series 1994 A, AMT,
                                                      6.250% 06/01/28                                     930,000       748,157

                                                  -----------------------------------------------------------------------------
FL Broward County Housing Finance Authority       Chaves Lake Apartment Project, Series 2000 A, AMT,
                                                      7.500% 07/01/40                                   1,250,000     1,250,338

                                                  -----------------------------------------------------------------------------
  FL Clay County Housing Finance Authority        Madison Commons Apartments, Series 2000 A, AMT,
                                                      7.450% 07/01/40                                   1,235,000     1,239,187

                                                  -----------------------------------------------------------------------------
                             IN New Castle        Raintree Apartments, Series 1988 B,
                                                      (b) 03/01/18                                     30,625,000        76,562


                             See Accompanying Notes to Financial Statements.  15

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
HOUSING - (continued)
Multi-Family - (continued)                                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                              MN Lakeville        Series 1989,
                                                      9.875% 02/01/20                                     700,000       700,693

                                                  -----------------------------------------------------------------------------
              MN Washington County Housing        Cottages of Aspen Project, Series 1992, AMT,
                 & Redevelopment Authority            9.250% 06/01/22                                     450,000       460,076

                                                  -----------------------------------------------------------------------------
                        MN White Bear Lake        Series 1989,
                                                      9.750% 07/15/19                                     750,000       752,887

                                                  -----------------------------------------------------------------------------
                NC Medical Care Commission        Arc Project Health Care Housing, Series 2004 A,
                                                      5.800% 10/01/34                                     800,000       806,152

                                                  -----------------------------------------------------------------------------
                                NC Raleigh        Cedar Point Apartments, Series 1999 A:
                                                      5.100% 11/01/10 (f)                                 250,000       135,027
                                                      5.875% 11/01/24 (f)                                 200,000       108,004

                                                  -----------------------------------------------------------------------------
                 Pass Through Certificates        Series 1993,
                                                      8.500% 12/01/16                                     455,481       445,556

                                                  -----------------------------------------------------------------------------
                SC State Housing Finance &        Westbridge Apartments Project, Series 1990, AMT,
                     Development Authority            9.500% 09/01/20                                     570,000       457,151

                                                  -----------------------------------------------------------------------------
  TN Franklin Industrial Development Board        Landings Apartment Project, Series 1996 B,
                                                      8.750% 04/01/27                                   1,550,000     1,591,121

                                                  -----------------------------------------------------------------------------
   TX El Paso County Housing Finance Corp.        American Village Communities:
                                                  Series 2000 C,
                                                      8.000% 12/01/32                                     580,000       597,371
                                                  Series 2000 D,
                                                      10.000% 12/01/32                                    685,000       707,454

                                                  -----------------------------------------------------------------------------
         TX State Affordable Housing Corp.        NHT/GTEX LLC Project, Series 2001 C,
                                                      10.000% 10/01/31 (f)                              1,560,000        54,600

                                                  -----------------------------------------------------------------------------
             VA Alexandria Redevelopment &        Article 1 Associates LLP,
                         Housing Authority        Series 1990 A, AMT,
                                                      10.000% 01/01/21                                    500,000       414,705

                                                  -----------------------------------------------------------------------------
                                                                                               Multi-Family Total    10,956,603

Single Family - 0.0%
------------------------------------------        -----------------------------------------------------------------------------
          CO Housing and Finance Authority        Series 1995 D-1, AMT,
                                                      7.375% 06/01/26                                     125,000       125,768
                                                  Series 1997 A-2, AMT,
                                                      7.250% 05/01/27                                      90,000        91,073

                                                  -----------------------------------------------------------------------------
                                                                                              Single Family Total       216,841
                                                                                                                    -----------
                                                                                                    HOUSING TOTAL    24,063,895

INDUSTRIAL - 6.2%
Food Products - 1.3%
------------------------------------------        -----------------------------------------------------------------------------
                                IN Hammond        American Maize Products Co. Project,
                                                  Series 1994 A, AMT,
                                                      8.000% 12/01/24                                   1,760,000     1,835,874

                                                  -----------------------------------------------------------------------------
                      LA Port Lake Charles        Continental Grain Co.,
                                                  Series 1993,
                                                      7.500% 07/01/13                                   2,000,000     2,033,920


16  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
INDUSTRIAL - (continued)
Food Products - (continued)                                                                               Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                   MI State Strategic Fund        Michigan Sugar Co.:
                                                  Carollton Project, Series 1998 C, AMT,
                                                      6.550% 11/01/25                                   1,500,000     1,410,135
                                                  Sebewaing Project, Series 1998 A,
                                                      6.250% 11/01/15                                   1,000,000     1,000,290

                                                  -----------------------------------------------------------------------------
               OH Toledo Lucas County Port        Cargill, Inc. Project, Series 2004 A,
                      Authority Facilities            4.800% 03/01/22                                     500,000       504,295

                                                  -----------------------------------------------------------------------------
                                                                                              Food Products Total     6,784,514

Forest Products - 2.4%
------------------------------------------        -----------------------------------------------------------------------------
    AL Camden Industrial Development Board        Weyerhaeuser Company, Series 2003 B, AMT,
                                                      6.375% 12/01/24                                     275,000       297,809

                                                  -----------------------------------------------------------------------------
 AL Courtland Industrial Development Board        International Paper Co., Series 2003 B, AMT,
                                                      6.250% 08/01/25                                   2,000,000     2,126,720

                                                  -----------------------------------------------------------------------------
AL Phenix City Industrial Development Board       Meadwestvaco,
                                                  Series 2002 A, AMT,
                                                      6.350% 05/15/35                                   1,000,000     1,073,080

                                                  -----------------------------------------------------------------------------
                   AR Camden Environmental        International Paper Co., Series 2004 A, AMT,
                    Improvements Authority            5.000% 11/01/18                                     250,000       250,755

                                                  -----------------------------------------------------------------------------
  GA Rockdale County Development Authority        Visy Paper, Inc., Series 1993, AMT,
                                                      7.500% 01/01/26                                   2,800,000     2,876,384

                                                  -----------------------------------------------------------------------------
                      LA Beauregard Parish        Boise Cascade Project,
                                                  Series 2002,
                                                      6.800% 02/01/27                                   1,750,000     1,837,308

                                                  -----------------------------------------------------------------------------
MI Delta County Economic Development Corp.        Mead Westvaco Escambia Project, Series 2002 B, AMT,
                                                      6.450% 04/15/23                                     750,000       804,090

                                                  -----------------------------------------------------------------------------
                         MS Lowndes County        Weyerhaeuser Corp., Series 1992 A,
                                                      6.700% 04/01/22                                     230,000       274,222
                                                      6.800% 04/01/22                                   1,995,000     2,401,421

                                                  -----------------------------------------------------------------------------
              VA Bedford County Industrial        Nekoosa Packaging Corp. Project, Series 1998, AMT,
                     Development Authority            5.600% 12/01/25                                     400,000       396,540

                                                  -----------------------------------------------------------------------------
                                                                                            Forest Products Total    12,338,329
Manufacturing - 0.6%
------------------------------------------        -----------------------------------------------------------------------------
                 IL Will-Kankakee Regional        Flanders Corp. Precisionaire, Series 1997, AMT,
                     Development Authority            6.500% 12/15/17                                     780,000       790,273

                                                  -----------------------------------------------------------------------------
              KS Wichita Airport Authority        Cessna Citation Service Center,
                                                  Series 2002 A, AMT,
                                                      6.250% 06/15/32                                   1,875,000     1,986,825

                                                  -----------------------------------------------------------------------------
                                                                                              Manufacturing Total     2,777,098

Metals & Mining - 0.3%
------------------------------------------        -----------------------------------------------------------------------------
NV State Department of Business & Industry        Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
                                                      8.000% 09/01/14 (g)                                 444,194       421,500


                             See Accompanying Notes to Financial Statements.  17

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
INDUSTRIAL - (continued)
Metals & Mining - (continued)                                                                             Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
          VA Greensville County Industrial        Wheeling-Pittsburgh Steel Corp.,
                     Development Authority        Series 1999 A, AMT,
                                                      7.000% 04/01/14                                     930,000       882,458

                                                  -----------------------------------------------------------------------------
                                                                                            Metals & Mining Total     1,303,958
Oil & Gas - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
     NJ Middlesex County Pollution Control        Amerada Hess Corp., Series 2004,
                                                      6.050% 09/15/34                                     285,000       300,746

                                                  -----------------------------------------------------------------------------
                NV Clark County Industrial        Southwest Gas Corp. Project, Series 2003 E, AMT,
                     Development Authority            5.800% 03/01/38                                   1,750,000     1,879,798

                                                  -----------------------------------------------------------------------------
                  TX Gulf Coast Industrial        Citgo Petroleum Project, Series 1998, AMT,
                     Development Authority            8.000% 04/01/28                                     875,000       974,767

                                                  -----------------------------------------------------------------------------
TX Texas City Industrial Development Corp.        Arco Pipe Line Co. Project, Series 1990,
                                                      7.375% 10/01/20                                   2,000,000     2,628,860

                                                  -----------------------------------------------------------------------------
VI Virgin Islands Public Finance Authority        Hovensa Coker Project, Series 2002, AMT,
                                                      6.500% 07/01/21                                     125,000       136,722
                                                  Hovensa Refinery, Series 2003, AMT:
                                                      5.875% 07/01/22                                   1,000,000     1,060,250
                                                      6.125% 07/01/22                                     875,000       938,114

                                                  -----------------------------------------------------------------------------
                                                                                                  Oil & Gas Total     7,919,257
                                                                                                                    -----------
                                                                                                 INDUSTRIAL TOTAL    31,123,156

OTHER - 8.2%
Other - 0.7%
------------------------------------------        -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Motor Vehicle Commission, Series 2003 A,
                                                  Insured: MBIA
                                                      (b) 07/01/14                                      2,500,000     1,695,425

                                                  -----------------------------------------------------------------------------
      NY Convention Center Operating Corp.        Yale Building Project, Series 2003,
                                                      (b) 06/01/08                                      2,100,000     1,817,361

                                                  -----------------------------------------------------------------------------
                                                                                                      Other Total     3,512,786

Pool/Bond Bank - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
OH Cleveland Cuyahoga County Port Authority       Myers University Project, Series 2004 E,
                                                      5.600% 05/15/25                                     530,000       533,477

                                                  -----------------------------------------------------------------------------
 SD Economic Development Finance Authority        Davis Family Sodak, Series 2004 4-A, AMT,
                                                      6.000% 04/01/29                                   1,400,000     1,430,730

                                                  -----------------------------------------------------------------------------
                                                                                             Pool/Bond Bank Total     1,964,207
Refunded/Escrowed (h) - 5.5%
------------------------------------------        -----------------------------------------------------------------------------
                           CO Adams County        Series 1991 B,
                                                      11.250% 09/01/11 (i)                                905,000     1,271,848

                                                  -----------------------------------------------------------------------------
         CO E-470 Public Highway Authority        Series 2000 B,
                                                      (b) 09/01/35                                     17,500,000     2,196,425

                                                  -----------------------------------------------------------------------------
     CO State Department of Transportation        Series 2001 832R-B,
                                                  Insured: MBIA
                                                      8.840% 12/15/08 (j)                               2,000,000     2,585,120


18  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
OTHER - (continued)
Refunded/Escrowed (h) - (continued)                                                                       Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
            CT State Development Authority        New Haven Residuals, Series 1996, AMT,
                                                      8.250% 12/01/06                                     335,000       362,812

                                                  -----------------------------------------------------------------------------
              FL Tampa Bay Utility Systems        Series 1999,
                                                  Insured: FGIC
                                                      9.330% 10/01/23 (g)(j)                            7,500,000     9,809,700

                                                  -----------------------------------------------------------------------------
      GA Forsyth County Hospital Authority        Baptist Hospital Worth County, Series 1998,
                                                      6.000% 10/01/08                                     620,000       664,876

                                                  -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991 V,
                                                      6.600% 01/01/18                                     690,000       858,160

                                                  -----------------------------------------------------------------------------
  IL University of Illinois Certificate of        Utilities Infrastructure Projects, Series 2001 A,
                             Participation        Insured: AMBAC
                                                      5.500% 08/15/16                                   1,425,000     1,624,158

                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   3,320,000     4,209,328

                                                  -----------------------------------------------------------------------------
                         NC Lincoln County        Lincoln County Hospital Project, Series 1991,
                                                      9.000% 05/01/07                                     125,000       135,192

                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Winchester Gardens, Series 1996 A,
                                                      8.625% 11/01/25                                   2,000,000     2,262,360

                                                  -----------------------------------------------------------------------------
       TN Shelby County Health Educational        Open Arms Care Corp.:
                & Housing Facilities Board        Series 1992 A,
                                                      9.750% 08/01/19                                     280,000       336,958
                                                  Series 1992 C,
                                                      9.750% 08/01/19                                     280,000       336,958

                                                  -----------------------------------------------------------------------------
       WV State Hospital Finance Authority        Charleston Medical Center, Series 2000 A,
                                                      6.750% 09/01/30                                     925,000     1,109,241

                                                  -----------------------------------------------------------------------------
                                                                                          Refunded/Escrowed Total    27,763,136

Tobacco - 1.6%
------------------------------------------        -----------------------------------------------------------------------------
    CA Golden State Tobacco Securitization        Series 2003 A-1:
                                 Authority            6.250% 06/01/33                                   1,725,000     1,726,001
                                                      6.750% 06/01/39                                   1,000,000     1,000,560
                                                  Series 2003 B,
                                                      5.500% 06/01/43                                   1,250,000     1,307,300

                                                  -----------------------------------------------------------------------------
     LA Tobacco Settlement Financing Corp.        Series 2001 B,
                                                      5.875% 05/15/39                                   1,000,000       896,900

                                                  -----------------------------------------------------------------------------
     NJ Tobacco Settlement Financing Corp.        Series 2003,
                                                      6.750% 06/01/39                                   2,000,000     1,997,180

                                                  -----------------------------------------------------------------------------
             SC Tobacco Settlement Revenue        Series 2001 B,
                      Management Authority            6.375% 05/15/28                                   1,000,000       972,130

                                                  -----------------------------------------------------------------------------
                                                                                                    Tobacco Total     7,900,071
                                                                                                                     ----------
                                                                                                      OTHER TOTAL    41,140,200


                             See Accompanying Notes to Financial Statements.  19

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
OTHER REVENUE - 2.0%
Hotels - 0.4%                                                                                             Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
  PA Philadelphia Authority for Industrial        Doubletree Project, Series 1997 A,
                               Development            6.500% 10/01/27                                   2,000,000     2,059,620

                                                  -----------------------------------------------------------------------------
                                                                                                     Hotels Total     2,059,620
Recreation - 1.5%
------------------------------------------        -----------------------------------------------------------------------------
 CA Agua Caliente Band of Cahuilla Indians        Series 2003,
                                                      6.000% 07/01/18                                   1,000,000     1,033,930

                                                  -----------------------------------------------------------------------------
           CA Cabazon Band Mission Indians        Series 2004:
                                                      8.375% 10/01/15 (g)                                 550,000       553,927
                                                      8.750% 10/01/19 (g)                               1,950,000     1,963,553

                                                  -----------------------------------------------------------------------------
      CT Mashantucket Western Pequot Tribe        Series 1999 B,
                                                      (b) 09/01/15 (g)                                  2,000,000     1,159,340

                                                  -----------------------------------------------------------------------------
 CT Mohegan Indians Tribe Gaming Authority        Series 2001,
                                                      6.250% 01/01/31 (g)                                 475,000       503,818

                                                  -----------------------------------------------------------------------------
                   FL Capital Trust Agency        Seminole Tribe Convention Center,
                                                  Series 2002 A,
                                                      10.000% 10/01/33 (g)                              2,050,000     2,403,154

                                                  -----------------------------------------------------------------------------
            NM Red River Sports Facilities        Red River Ski Area Project, Series 1998,
                                                      6.450% 06/01/07                                     155,000       157,395

                                                  -----------------------------------------------------------------------------
                                                                                                 Recreation Total     7,775,117
Retail - 0.1%
------------------------------------------        -----------------------------------------------------------------------------
                            OH Lake County        North Madison Properties, Ltd. Project,
                                                  Series 1993,
                                                      8.819% 09/01/11                                     460,000       461,224

                                                  -----------------------------------------------------------------------------
                                                                                                     Retail Total       461,224
                                                                                                                     ----------
                                                                                              OTHER REVENUE TOTAL    10,295,961

RESOURCE RECOVERY - 1.7%
Disposal - 0.8%
------------------------------------------        -----------------------------------------------------------------------------
          IL Development Finance Authority        Waste Management, Inc., Series 1997, AMT,
                                                      5.050% 01/01/10                                     250,000       262,830

                                                  -----------------------------------------------------------------------------
       MA State Development Finance Agency        Peabody Monofill Associates, Inc. Project,
                                                  Series 1994,
                                                      9.000% 09/01/05                                     180,000       183,011

                                                  -----------------------------------------------------------------------------
                      OH State Solid Waste        Republic Service, Inc. Project, Series 2004, AMT,
                                                      4.250% 04/01/33                                   2,000,000     1,963,140

                                                  -----------------------------------------------------------------------------
     UT Carbon County Solid Waste Disposal        Laidlaw Environmental, Series 1997 A, AMT,
                                                      7.450% 07/01/17                                   1,500,000     1,548,240

                                                  -----------------------------------------------------------------------------
                                                                                                   Disposal Total     3,957,221


20  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
RESOURCE RECOVERY - (continued)
Resource Recovery - 0.9%                                                                                  Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
       MA State Development Finance Agency        Ogden Haverhill Project:
                                                  Series 1998 A, AMT:
                                                      5.500% 12/01/13                                     500,000       508,555
                                                      5.600% 12/01/19                                   1,000,000     1,008,050
                                                  Series 1999 A, AMT,

                                                      6.700% 12/01/14                                     750,000       802,530

                                                  -----------------------------------------------------------------------------
             PA Delaware County Industrial        American Ref-Fuel Co., Series 1997 A,
                     Development Authority            6.200% 07/01/19                                   2,225,000     2,364,730

                                                  -----------------------------------------------------------------------------
                                                                                          Resource Recovery Total     4,683,865
                                                                                                                     ----------
                                                                                          RESOURCE RECOVERY TOTAL     8,641,086

                                                  -----------------------------------------------------------------------------

TAX-BACKED - 19.8%
Local Appropriated - 2.1%
------------------------------------------        -----------------------------------------------------------------------------
  CA Compton Certificates of Participation        Civic Center & Capital Improvements, Series 1997 A,
                                                      5.500% 09/01/15                                   1,500,000     1,575,345

                                                  -----------------------------------------------------------------------------
            CA Southeast Resource Recovery        Series 2003 B, AMT,
                      Facilities Authority        Insured: AMBAC
                                                      5.375% 12/01/18                                   2,000,000     2,146,880

                                                  -----------------------------------------------------------------------------
 MN Andover Economic Development Authority        Andover Community Center, Series 2004,
                                                      5.200% 02/01/34                                     750,000       758,243

                                                  -----------------------------------------------------------------------------
                   MO St. Louis Industrial        St. Louis Convention Center Hotel, Series 2000,
                     Development Authority        Insured: AMBAC
                                                      (b) 07/15/18                                      3,000,000     1,609,830

                                                  -----------------------------------------------------------------------------
        SC Berkeley County School District        Securing Assets for Education, Series 2003,
                                                      5.000% 12/01/28                                   2,000,000     2,017,240

                                                  -----------------------------------------------------------------------------
      SC Dorchester County School District        Growth Remedy Opportunity Tax Hike, Series 2004,
                                                      5.250% 12/01/29                                   1,000,000     1,024,030

                                                  -----------------------------------------------------------------------------
       SC Lancaster Educational Assistance        School District Lancaster County Project, Series 2004,
                             Program, Inc.            5.000% 12/01/26                                   1,350,000     1,353,078

                                                  -----------------------------------------------------------------------------
                                                                                         Local Appropriated Total    10,484,646
Local General Obligations - 5.0%
------------------------------------------        -----------------------------------------------------------------------------
   CA East Side Union High School District        Series 2003 B,
                                                  Insured: MBIA
                                                      5.100% 02/01/20                                   1,320,000     1,475,258

                                                  -----------------------------------------------------------------------------
           CA Empire Union School District        Series 1987-1 A,
                                                  Insured: AMBAC
                                                      (b) 10/01/21                                      1,665,000       742,473

                                                  -----------------------------------------------------------------------------
 CA Los Angeles Community College District        Series 2003 B,
                                                  Insured: FSA
                                                      5.000% 08/01/19                                   2,000,000     2,153,060

                                                  -----------------------------------------------------------------------------
    CA Los Angeles Unified School District        Series 1997 E,
                                                  Insured: MBIA
                                                      5.125% 01/01/27                                   3,800,000     3,966,972
                                                  Series 2002,
                                                  Insured: MBIA
                                                      5.750% 07/01/16                                     800,000       944,248


                             See Accompanying Notes to Financial Statements.  21

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local General Obligations - (continued)                                                                   Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
           CA Modesto High School District        Series 2002 A,
                                                  Insured: FGIC
                                                      (b) 08/01/19                                      2,650,000     1,340,184

                                                  -----------------------------------------------------------------------------
    CA Pasadena Community College District        Series 2003 A,
                                                  Insured: FGIC
                                                      5.000% 06/01/19                                   1,290,000     1,387,098

                                                  -----------------------------------------------------------------------------
        CA Rocklin Unified School District        Election of 2002, Series 2003,
                                                  Insured: FGIC
                                                      (b) 08/01/17                                      3,130,000     1,774,773

                                                  -----------------------------------------------------------------------------
             CA William S. Hart Union High        Series 2003 A,
                           School District        Insured: MBIA
                                                      5.000% 09/01/19                                   1,625,000     1,749,995

                                                  -----------------------------------------------------------------------------
    CO Red Sky Ranch Metropolitan District        Series, 2003,
                                                      6.050% 12/01/33                                   1,000,000     1,018,810

                                                  -----------------------------------------------------------------------------
          IL Hoffman Estates Park District        Series 2004,
                                                      5.250% 12/01/23                                   1,000,000     1,056,150

                                                  -----------------------------------------------------------------------------
                          NY New York City        Series 1995 B,
                                                      7.250% 08/15/07                                   1,000,000     1,116,230
                                                  Series 2003 J,
                                                      5.500% 06/01/18                                   1,500,000     1,641,450

                                                  -----------------------------------------------------------------------------
            OH Dublin City School District        Series 2003,
                                                  Insured: FSA
                                                      5.000% 12/01/20                                   2,450,000     2,628,360

                                                  -----------------------------------------------------------------------------
   TX Dallas County Flood Control District        Series 2002,
                                                      7.250% 04/01/32 (a)                               1,000,000     1,045,920

                                                  -----------------------------------------------------------------------------
   WA Clark County School District No. 037        Vancouver, Series 2001 B,
                                                  Insured: FGIC
                                                      (b) 12/01/18                                      2,500,000     1,324,000

                                                  -----------------------------------------------------------------------------
                                                                                  Local General Obligations Total    25,364,981
Special Non-Property Tax - 3.5%
------------------------------------------        -----------------------------------------------------------------------------
     CO State Department of Transportation        Series 2001 832R-A,
                                                  Insured: MBIA
                                                      8.840% 06/15/14 (j)                               3,000,000     3,878,370

                                                  -----------------------------------------------------------------------------
             FL Northern Palm Beach County        Series 1999,
                      Improvement District        Insured: MBIA:
                                                      5.900% 08/01/19                                     500,000       551,645
                                                      6.000% 08/01/29                                     750,000       831,368

                                                  -----------------------------------------------------------------------------
            MO St. Louis County Industrial        Kiel Center Arena, Series 1992, AMT,
                     Development Authority            7.875% 12/01/24                                   3,000,000     3,028,740

                                                  -----------------------------------------------------------------------------
         NJ Economic Development Authority        Cigarette Tax, Series 2004:
                                                      5.500% 06/15/31                                     315,000       323,401
                                                      5.750% 06/15/29                                   1,000,000     1,048,260

                                                  -----------------------------------------------------------------------------


22  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Non-Property Tax - (continued)                                                                    Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                NY State Thruway Authority        Series 2003 A,
                                                  Insured: MBIA
                                                      5.000% 03/15/20                                   3,500,000     3,732,470

                                                  -----------------------------------------------------------------------------
    PR Commonwealth of Puerto Rico Highway        Series 2003 AA,
                & Transportation Authority        Insured: MBIA:
                                                      5.500% 07/01/18                                   1,225,000     1,433,434
                                                      5.500% 07/01/19                                   2,320,000     2,722,520

                                                  -----------------------------------------------------------------------------
                                                                                   Special Non-Property Tax Total    17,550,208
Special Property Tax - 5.6%
------------------------------------------        -----------------------------------------------------------------------------
      CA Carson Improvement Board Act 1915        Series 1992,
                                                      7.375% 09/02/22                                     135,000       135,370

                                                  -----------------------------------------------------------------------------
             CA Huntington Beach Community        Grand Coast Resort, Series 2000-1,
                       Facilities District            6.450% 09/01/31                                   1,250,000     1,300,250

                                                  -----------------------------------------------------------------------------
       CA Irvine Improvement Bond Act 1915        No. 00-18-GRP 3, Series 2003,
                                                      5.550% 09/02/26                                     500,000       502,005

                                                  -----------------------------------------------------------------------------
                    CA Lincoln Special Tax        Community Facility District No 2003-1, Series 2004,
                                                      5.750% 09/01/20                                     500,000       500,350
                                                      5.900% 09/01/24                                     500,000       504,285

                                                  -----------------------------------------------------------------------------
     CA Oakdale Public Financing Authority        Central City Redevelopment Project,
                            Tax Allocation        Series 2004,
                                                      5.375% 06/01/33                                   2,000,000     2,013,860

                                                  -----------------------------------------------------------------------------
                    CA Oceanside Community        Downtown Redevelopment Project, Series 2003,
                   Development Commissions            5.700% 09/01/25                                     500,000       519,345

                                                  -----------------------------------------------------------------------------
                CA Orange County Community        Ladera Ranch:
                       Facilities District        Series 1999 A,
                                                      6.500% 08/15/21                                   1,000,000     1,092,540
                                                  Series 2003 A,
                                                      5.550% 08/15/33                                   1,000,000     1,014,050

                                                  -----------------------------------------------------------------------------
CA Orange County Improvement Bond Act 1915        Phase IV, No. 01-1-B, Series 2003,
                                                      5.750% 09/02/33                                   1,000,000     1,021,100

                                                  -----------------------------------------------------------------------------
      CA Redwood City Community Facilities        Redwood, Series 2003 B,
                             District No.1            6.000% 09/01/33                                     700,000       723,786

                                                  -----------------------------------------------------------------------------
CA Temecula Valley Unified School District        Series 2003,
                                                      6.125% 09/01/33                                     600,000       612,084

                                                  -----------------------------------------------------------------------------
                 FL Brandy Creek Community        Series 2003 A,
                      Development District            6.350% 05/01/34                                   1,000,000     1,043,170

                                                  -----------------------------------------------------------------------------
                  FL Celebration Community        Series 2003 A,
                      Development District           6.400% 05/01/34                                    1,000,000     1,044,460

                                                  -----------------------------------------------------------------------------
        FL Colonial Country Club Community        Series 2003,
                      Development District            6.400% 05/01/33                                     745,000       785,893

                                                  -----------------------------------------------------------------------------
           FL Concorde Estates Communityt         Series 2004 A,
                      Development District           5.850% 05/01/35                                    1,320,000     1,326,745


                             See Accompanying Notes to Financial Statements.  23

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund


Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Property Tax -(continued)                                                                         Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                FL Double Branch Community        Series 2002 A,
                      Development District            6.700% 05/01/34                                     700,000       755,692
                                                  Series 2003 B,
                                                      5.375% 05/01/08                                   1,000,000     1,020,680

                                                  -----------------------------------------------------------------------------
               FL Heritage Palms Community        Series 1999,
                      Development District            6.250% 11/01/07                                     250,000       252,007

                                                  -----------------------------------------------------------------------------
  FL Islands at Doral Southwest Community         Series 2003,
                      Development District            6.375% 05/01/35                                     770,000       810,309

                                                  -----------------------------------------------------------------------------
               FL Lexington Oaks Community        Series 1998 A,
                      Development District            6.125% 05/01/19                                     250,000       254,428
                                                  Series 1998 B,
                                                      5.500% 05/01/05                                      25,000        25,062
                                                  Series 2000 A:
                                                      7.200% 05/01/30                                     675,000       708,973
                                                      6.700% 05/01/33                                     250,000       265,222

                                                  -----------------------------------------------------------------------------
               FL Middle Village Community        Series 2004 A,
                      Development District           6.000% 05/01/35                                    2,000,000     2,044,780

                                                  -----------------------------------------------------------------------------
                                FL Orlando        Conroy Road Interchange Project,
                                                  Series 1998 A:
                                                      5.500% 05/01/10                                     325,000       337,058
                                                      5.800% 05/01/26                                     600,000       611,370

                                                  -----------------------------------------------------------------------------
                   FL Seven Oaks Community        Special Assessment Revenue:
                   Development District II        Series 2004 A,
                                                      5.875% 05/01/35                                     500,000       502,300
                                                  Series 2004 B,
                                                      5.000% 05/01/09                                     750,000       753,285

                                                  -----------------------------------------------------------------------------
                  FL Stoneybrook Community        Series 1998 A,
                      Development District            6.100% 05/01/19                                     800,000       814,440
                                                  Series 1998 B,
                                                      5.700% 05/01/08                                      25,000        25,489

                                                  -----------------------------------------------------------------------------
                  FL Westchester Community        Series 2003,
                      Development District            6.125% 05/01/35                                     800,000       824,000

                                                  -----------------------------------------------------------------------------
                  IL Chicago Tax Increment        Pilsen Redevelopment, Series 2004 B,
                                                      6.750% 11/01/11                                   1,225,000     1,265,143

                                                  -----------------------------------------------------------------------------
 IL Lincolnshire Special Service Area No.1        Sedgebrook Project, Series 2004,
                                                  Insured: AMBAC
                                                      6.250% 03/01/34                                     750,000       755,917

                                                  -----------------------------------------------------------------------------
              MI Pontiac Finance Authority        Development Area No. 3, Series 2002,
                                                      6.375% 06/01/31                                   1,000,000     1,022,570

                                                  -----------------------------------------------------------------------------
                MO Riverside Tax Increment        L-385 Levee Project, Series 2004,
                                                      5.250% 05/01/20                                   1,275,000     1,308,673

                                                  -----------------------------------------------------------------------------
                                                                                       Special Property Tax Total    28,496,691


24  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
State Appropriated - 0.9%                                                                                 Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
               CA State Public Works Board        Coalinga State Hospital, Series 2004 A,
                                                      5.500% 06/01/19                                   1,000,000     1,110,900

                                                  -----------------------------------------------------------------------------
              LA State Military Department        Custody Receipts, Series 2004,
                                                      4.850% 05/01/24                                   1,500,000     1,500,015

                                                  -----------------------------------------------------------------------------
   NY Triborough Bridge & Tunnel Authority        Javits Convention Center Project, Series 1990 E,
                                                      7.250% 01/01/10                                   1,770,000     1,979,727

                                                  -----------------------------------------------------------------------------
                                                                                         State Appropriated Total     4,590,642
State General Obligations - 2.7%
------------------------------------------        -----------------------------------------------------------------------------
                                  CA State        Series 2003:
                                                      5.250% 02/01/18                                   2,000,000     2,224,600
                                                      5.250% 02/01/20                                   2,000,000     2,220,960
                                                      5.250% 02/01/23                                     800,000       883,112

                                                  -----------------------------------------------------------------------------
                      MA Massachusetts Bay        Series 1992 B,
                  Transportation Authority        Insured: MBIA
                                                      6.200% 03/01/16                                   5,825,000     6,968,389

                                                  -----------------------------------------------------------------------------
            PR Commonwealth of Puerto Rico        Series 2004 A,
                                                      5.000% 07/01/30                                   1,200,000     1,289,568

                                                  -----------------------------------------------------------------------------
                                                                                  State General Obligations Total    13,586,629
                                                                                                                    -----------
                                                                                                 TAX-BACKED TOTAL   100,073,797

TRANSPORTATION - 6.5%
Air Transportation - 2.6%
------------------------------------------        -----------------------------------------------------------------------------
          CA Los Angeles Regional Airports        American Airlines, Inc., Series 2002 C, AMT,
                         Improvement Corp.            7.500% 12/01/24                                     400,000       402,568

                                                  -----------------------------------------------------------------------------
                   FL Capital Trust Agency        Air Cargo Orlando Project,
                                                  Series 2003, AMT,
                                                      6.750% 01/01/32                                     650,000       641,206

                                                  -----------------------------------------------------------------------------
   IL Chicago O'Hare International Airport        United Airlines, Inc., Series 2000 A, AMT,
                                                      6.750% 11/01/11 (a)(c)                            1,600,000       566,880

                                                  -----------------------------------------------------------------------------
         IN Indianapolis Airport Authority        Federal Express Corp.,
                                                  Series 1994, AMT,
                                                      5.100% 01/15/17                                   1,000,000     1,055,760

                                                  -----------------------------------------------------------------------------
                   MA State Port Authority        Delta Airlines, Inc.,
                                                  Series 2001 A, AMT,
                                                  Insured: AMBAC
                                                      5.500% 01/01/16                                   2,935,000     3,123,045

                                                  -----------------------------------------------------------------------------
    MN Minneapolis & St. Paul Metropolitan        Northwest Airlines:
                       Airports Commission        Series 2001 A, AMT,
                                                      7.000% 04/01/25                                   1,800,000     1,649,826
                                                  Series 2001 B, AMT,
                                                      6.500% 04/01/25                                     500,000       501,375
                                                  Series 2005, AMT,
                                                      7.375% 04/01/25 (k)                                 500,000       480,155


                             See Accompanying Notes to Financial Statements.  25

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Air Transportation - (continued)                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
NC Charlotte/Douglas International Airport        US Airways:
                                                  Series 1998, AMT,
                                                      5.600% 07/01/27 (l)                                 500,000       228,660
                                                  Series 2000, AMT,
                                                      7.750% 02/01/28 (l)                               1,250,000       614,388

                                                  -----------------------------------------------------------------------------
   NJ State Economic Development Authority        Continental Airlines, Inc., Project:
                                                  Series 1999, AMT,
                                                      6.250% 09/15/29                                     500,000       405,935
                                                  Series 2003, AMT,
                                                      9.000% 06/01/33                                   1,000,000     1,025,190

                                                  -----------------------------------------------------------------------------
             PA Philadelphia Authority for        Aero Philadelphia, Series 1999, AMT:
                    Industrial Development            5.250% 01/01/09                                     350,000       345,058
                                                      5.500% 01/01/24                                   1,000,000       933,760

                                                  -----------------------------------------------------------------------------
   TX Houston Industrial Development Corp.        United Parcel Service, Series 2002, AMT,
                                                      6.000% 03/01/23                                   1,072,549     1,108,619

                                                  -----------------------------------------------------------------------------
                                                                                         Air Transportation Total    13,082,425
Airports - 1.3%
------------------------------------------        -----------------------------------------------------------------------------
                DC Metropolitan Washington        Series 2003 A, AMT,
                        Airports Authority        Insured: FGIC
                                                      5.000% 10/01/33                                   1,500,000     1,509,390

                                                  -----------------------------------------------------------------------------
            NC Charlotte Airport Authority        Series 1999, AMT,
                                                  Insured: MBIA
                                                      9.920% 04/20/19 (g)(i)(j)                         4,000,000     4,936,280

                                                  -----------------------------------------------------------------------------
                                                                                                   Airports Total     6,445,670
Ports - 1.2%
------------------------------------------        -----------------------------------------------------------------------------
                        WA Port of Seattle        Series 2000 A, AMT,
                                                  Insured: MBIA
                                                      9.790% 02/01/10 (g)(j)                            1,250,000     1,554,212
                                                  Series 2000 B, AMT,
                                                  Insured: MBIA
                                                      9.790% 02/01/11 (g)(j)                            3,750,000     4,706,250

                                                  -----------------------------------------------------------------------------
                                                                                                      Ports Total     6,260,462
Toll Facilities - 1.0%
------------------------------------------        -----------------------------------------------------------------------------
         CO E-470 Public Highway Authority        Series 2000 B,
                                                  Insured: MBIA
                                                      (b) 09/01/18                                      4,000,000     2,151,600

                                                  -----------------------------------------------------------------------------
               CO Northwest Parkway Public        Series 2001 D,
                         Highway Authority            7.125% 06/15/41                                   2,750,000     2,983,172

                                                  -----------------------------------------------------------------------------
                                                                                            Toll Facilities Total     5,134,772
Transportation - 0.4%
------------------------------------------        -----------------------------------------------------------------------------
NV State Department of Business & Industry        Las Vegas Monorail Project,
                                                  Series 2000,
                                                      7.375% 01/01/40                                   1,750,000     1,788,273

                                                  -----------------------------------------------------------------------------
                                                                                             Transportation Total     1,788,273
                                                                                                                     ----------
                                                                                             TRANSPORTATION TOTAL    32,711,602


26  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - 16.3%
Independent Power Producers - 3.0%                                                                        Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                MI Midland County Economic        Series 2000 A, AMT,
                         Development Corp.            6.875% 07/23/09                                   1,650,000     1,718,838

                                                  -----------------------------------------------------------------------------
NY Port Authority of New York & New Jersey        KIAC Power Project, Series 1996, AMT,
                                                      6.750% 10/01/11                                   1,000,000     1,050,480

                                                  -----------------------------------------------------------------------------
               PA Carbon County Industrial        Panther Creek Partners Project,
                     Development Authority        Series 2000, AMT,
                                                      6.650% 05/01/10                                     920,000       996,608

                                                  -----------------------------------------------------------------------------
             PA State Economic Development        Colver Project, Series 1994 D, AMT,
                       Financing Authority            7.150% 12/01/18                                   1,650,000     1,689,237
                                                  Northampton Generating:
                                                  Series 1994 A, AMT,
                                                      6.500% 01/01/13                                   3,000,000     3,032,580
                                                  Series 1994 B, AMT,
                                                      6.750% 01/01/07                                   2,530,000     2,612,503

                                                  -----------------------------------------------------------------------------
         VA Pittsylvania County Industrial        Multitrade of Pittsylvania, Series 1994 A, AMT:
                     Development Authority            7.450% 01/01/09                                   3,500,000     3,646,790
                                                      7.500% 01/01/14                                     500,000       520,580

                                                  -----------------------------------------------------------------------------
                                                                                Independent Power Producers Total    15,267,616
Investor Owned - 5.7%
------------------------------------------        -----------------------------------------------------------------------------
AZ Maricopa County Pollution Control Corp.        El Paso Electric Co. Project, Series 2002 A,
                                                      6.250% 05/01/37                                   1,000,000     1,021,320
                                                  Southern California Edison Co., Series 2000 A,
                                                      2.900% 06/01/35                                   1,000,000       981,220

                                                  -----------------------------------------------------------------------------
                 CA Chula Vista Industrial        San Diego Gas & Electric, Series 1996, AMT,
                     Development Authority            5.500% 12/01/21                                   1,275,000     1,355,019

                                                  -----------------------------------------------------------------------------
                 FL Polk County Industrial        Tampa Electric Co. Project, Series 1996, AMT,
                     Development Authority            5.850% 12/01/30                                   1,500,000     1,535,985

                                                  -----------------------------------------------------------------------------
    IL State Development Finance Authority        Peoples Gas Light & Coke Co.,
                                                  Series 2003 E, AMT,
                                                  Insured: AMBAC
                                                      4.875% 11/01/38                                   2,500,000     2,561,700

                                                  -----------------------------------------------------------------------------
                             IN Petersburg        Indiana Power & Light Co.:
                                                  Series 1991,
                                                      5.750% 08/01/21                                   1,000,000     1,047,730
                                                  Series 1995,
                                                      6.625% 12/01/24                                     255,000       261,531

                                                  -----------------------------------------------------------------------------
            LA Calcasieu Parish Industrial        Entergy Gulf States, Inc., Series 1999,
                         Development Board            5.450% 07/01/10                                     500,000       511,815

                                                  -----------------------------------------------------------------------------
                  LA West Feliciana Parish        Entergy Gulf States, Inc.,
                                                  Series 1999 B,
                                                      6.600% 09/01/28                                     250,000       255,442

                                                  -----------------------------------------------------------------------------
           MS State Business Finance Corp.        Systems Energy Resources, Inc. Project,
                                                  Series 1999,
                                                      5.900% 05/01/22                                   1,500,000     1,515,795


                             See Accompanying Notes to Financial Statements.  27

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Investor Owned - (continued)                                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
              MT Forsyth Pollution Control        Portland General Electric Co.,
                                                  Series 1998 A,
                                                      5.200% 05/01/33                                     375,000       398,205

                                                  -----------------------------------------------------------------------------
      NC Wake County Industrial Facilities        Carolina Power & Light, Series 2002,
   & Pollution Control Financing Authority            5.375% 02/01/17                                   2,000,000     2,151,160

                                                  -----------------------------------------------------------------------------
           NM Farmington Pollution Control        Tucson Electric Power Co.,
                                                  Series 1997 A,
                                                      6.950% 10/01/20                                   2,000,000     2,104,960

                                                  -----------------------------------------------------------------------------
                NV Clark County Industrial        Nevada Power Co., Series 1995 B, AMT,
                     Development Authority            5.900% 10/01/30                                   2,135,000     2,087,902

                                                  -----------------------------------------------------------------------------
                 NV Clark County Pollution        Southern California Edison, Series 2000, AMT,
                         Control Authority            3.250% 06/01/31                                   1,000,000       994,180

                                                  -----------------------------------------------------------------------------
               PA Beaver County Industrial        Toledo Edison Co. Project, Series 1995,
                     Development Authority            7.625% 05/01/20                                   2,000,000     2,069,440

                                                  -----------------------------------------------------------------------------
PA Economic Developing Financing Authority        Reliant Energy Seward, Series 2001 A, AMT,
                                                      6.750% 12/01/36                                     800,000       829,408

                                                  -----------------------------------------------------------------------------
     SC Berkeley County Pollution Control         South Carolina Generating Co. Project,
                      Facilities Authority        Series 2003,
                                                      4.875% 10/01/14                                   1,500,000     1,593,180

                                                  -----------------------------------------------------------------------------
                 TX Brazos River Authority        Texas Utilities Electric Co.,
                                                  Series 2001 C, AMT,
                                                      5.750% 05/01/36                                     515,000       565,805
                                                  Series 2003 C, AMT,
                                                      6.750% 10/01/38                                   1,180,000     1,287,274

                                                  -----------------------------------------------------------------------------
      WY Campbell County Pollution Control        Black Hills Power Project, Inc., Series 2004,
                                                      5.350% 10/01/24                                   2,250,000     2,287,710

                                                  -----------------------------------------------------------------------------
      WY Converse County Pollution Control        PacifiCorp, Series 1988,
                                                      3.900% 01/01/14                                   1,500,000     1,456,395

                                                  -----------------------------------------------------------------------------
                                                                                             Investor Owned Total    28,873,176
Joint Power Authority - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
     GA State Municipal Electric Authority        Series 1991 V,
                                                      6.600% 01/01/18                                   3,375,000     4,092,559

                                                  -----------------------------------------------------------------------------
         NC Eastern Municipal Power Agency        Series 1991 A,
                                                      6.500% 01/01/18                                   1,680,000     2,035,774
                                                  Series 2003 C,

                                                      5.375% 01/01/17                                   1,000,000     1,064,460

                                                  -----------------------------------------------------------------------------
                                                                                      Joint Power Authority Total     7,192,793
Municipal Electric - 4.5%
------------------------------------------        -----------------------------------------------------------------------------
         MN Western Municipal Power Agency        Series 2003 B,
                                                  Insured: MBIA
                                                      5.000% 01/01/15                                     500,000       554,360


28  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Municipal Electric - (continued)                                                                          Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
            NY Long Island Power Authority        Series 1998-8 C,
                                                  Insured: AMBAC
                                                      5.000% 04/01/10                                   2,000,000     2,197,460
                                                  Series 2003 A,
                                                      5.000% 06/01/09                                   2,000,000     2,167,700

                                                  -----------------------------------------------------------------------------
               PR Electric Power Authority        Series 1998 NN,
                                                      5.500% 07/01/20                                   1,005,000     1,145,328

                                                  -----------------------------------------------------------------------------
         TX Lower Colorado River Authority        Series 1999 A,
                                                  Insured: AMBAC
                                                      5.500% 05/15/21                                  15,000,000    16,462,800

                                                  -----------------------------------------------------------------------------
                                                                                         Municipal Electric Total    22,527,648
Water & Sewer - 1.7%
------------------------------------------        -----------------------------------------------------------------------------
      AZ Gilbert Water Resources Municipal        Wastewater Systems & Utilities Revenue,
                            Property Corp.        Series 2004,
                                                      4.900% 04/01/19                                   1,000,000       999,930

                                                  -----------------------------------------------------------------------------
    CA State Department of Water Resources        Central Valley Project,
                                                  Series 2002 X,
                                                  Insured: FGIC
                                                      5.500% 12/01/17                                   1,300,000     1,515,202

                                                  -----------------------------------------------------------------------------
                               FL Key West        Sewer Revenue, Series 2003,
                                                  Insured: FGIC
                                                      5.250% 10/01/18                                   1,000,000     1,105,450

                                                  -----------------------------------------------------------------------------
                           MS Water System        V Lakes Utility District, Series 1994,
                                                      8.250% 07/15/24                                     400,000       397,448

                                                  -----------------------------------------------------------------------------
 NH State Industrial Development Authority        Pennichuck Water Works, Inc. Project,
                                                  Series 1988, AMT,
                                                      7.500% 07/01/18                                     440,000       506,427

                                                  -----------------------------------------------------------------------------
              PA Dauphin County Industrial        Dauphin Water Supply Co.,
                     Development Authority        Series 1992 A, AMT,
                                                      6.900% 06/01/24                                   3,200,000     4,065,152

                                                  -----------------------------------------------------------------------------
                                                                                              Water & Sewer Total     8,589,609
                                                                                                                     ----------
                                                                                                    UTILITY TOTAL    82,450,842

                                                  Total Municipal Bonds
                                                  (cost of $462,559,360)                                            477,819,150
Municipal Preferred Stocks - 1.4%
HOUSING - 1.4%
Multi-Family - 1.4%
------------------------------------------        -----------------------------------------------------------------------------
 Charter Municipal Mortgage Acceptance Co.        AMT:
                                                      6.300% 04/30/19 (g)                               1,000,000     1,074,810
                                                      6.625% 06/30/09 (g)                               2,000,000     2,214,360
                                                      7.600% 11/30/10 (g)                               1,500,000     1,736,955
                                                  -----------------------------------------------------------------------------
            GMAC Municipal Mortgage Trust,        AMT,
                                                      5.600% 10/31/39 (g)                               1,000,000     1,004,000


                             See Accompanying Notes to Financial Statements.  29

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund


Municipal Preferred Stocks - (continued)
HOUSING - (continued)
Multi-Family - (continued)                                                                                Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
                                   MuniMae        Series C-2, AMT,
                                                      5.800% 09/30/14 (g)                               1,000,000     1,003,960
                                                                                                                     ----------
                                                  Total Municipal Preferred Stocks

                                                  (cost of $6,500,000)                                                7,034,085

Short-Term Obligations - 3.1%
Variable Rate Demand Notes (m) - 3.1%
------------------------------------------        -----------------------------------------------------------------------------
                  FL Alachua County Health        Oak Hammock University Project, Series 2000 A,
                      Facilities Authority        Insured: FGIC
                                                      2.220% 10/01/32                                   1,800,000     1,800,000

                                                  -----------------------------------------------------------------------------
                IA State Finance Authority        Drake University Project:
                                                  Series 2001,
                                                      2.270% 07/01/31                                     700,000       700,000
                                                  Series 2003,
                                                      2.220% 07/01/24                                     200,000       200,000
                                                  Village Court Associates, Series 1985 A,
                                                      1.990% 11/01/15                                     600,000       600,000

                                                  -----------------------------------------------------------------------------
        IA Higher Education Loan Authority        Loras College, Series 2000,
                                                      2.220% 11/01/30                                     900,000       900,000

                                                  -----------------------------------------------------------------------------
                        IA Woodbury County        Siouxland Medical Education Foundation, Series 1996,
                                                      2.040% 11/01/16                                   1,500,000     1,500,000

                                                  -----------------------------------------------------------------------------
      IL State Health Facilities Authority        OSF Healthcare Systems,
                                                  Series 2002,
                                                      2.170% 11/15/27                                   2,700,000     2,700,000

                                                  -----------------------------------------------------------------------------
                 MN State Higher Education        St. Olaf College, Series 2002 5-M1,
                      Facilities Authority            2.220% 10/01/32                                   1,600,000     1,600,000

                                                  -----------------------------------------------------------------------------
  MO State Health & Educational Facilities        Washington University,
                                                  Series 1996 D,
                                                      2.150% 09/01/30                                   1,000,000     1,000,000

                                                  -----------------------------------------------------------------------------
                ND Ward County Health Care        Trinity Health, Series 2002 A,
                      Facilities Authority            2.270% 07/01/29                                     195,000       195,000

                                                  -----------------------------------------------------------------------------
          NY New York City Municipal Water        Series 1994 G,
                         Finance Authority            2.150% 06/15/24                                   1,900,000     1,900,000

                                                  -----------------------------------------------------------------------------
          UT Eagle Mountain Gas & Electric        Series 2001,
                                                      2.000% 12/15/25                                     400,000       400,000

                                                  -----------------------------------------------------------------------------
               WI State Health & Education        ProHealth Care, Inc., Riverview Hospital Association,
                      Facilities Authority        Series 2001,
                                                      2.270% 10/01/30                                   1,005,000     1,005,000


30  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Short-Term Obligations - (continued)
Variable Rate Demand Notes (m) - (continued)                                                              Par ($)     Value ($)
------------------------------------------        -----------------------------------------------------------------------------
WY Uinta County Pollution Control Authority       Chevron USA, Inc., Project,
                                                  Series 1993,
                                                      2.150% 08/15/20                                   1,300,000     1,300,000
                                                                                                                     ----------
                                                  Total Short-Term Obligations
                                                  (cost of $15,800,000)                                              15,800,000

                                                  Total Investments - 99.1%
                                                  (cost of $484,859,360) (n)                                        500,653,235

                                                  Other Assets & Liabilities, Net - 0.9%                              4,784,310

                                                  Net Assets - 100.0%                                               505,437,545

Notes to Investment Portfolio:

(a) Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registrations prior to resale. At December 31, 2004, the value of these securities amounted to $6,532,432, which represents 1.3% of net assets.

                                                   Acquisition    Acquisition
Security                                               Date          Cost
--------                                           -----------    -----------
CA ABAG Finance Authority for Nonprofit Corps.
  Eskaton Gold River Lodge, Series 1998:
  6.375% 11/15/15                                    07/30/98      $  622,221
  6.375% 11/15/28                                    07/30/98         541,298
CA California Statewide Communities
  Development Authority
  Crossroads School for Arts & Sciences,
  Series 1998,
  6.000% 08/01/28                                    08/21/98         980,000
  San Francisco Art Institute, Series 2002,
  7.375% 04/01/32                                    07/05/02         750,000
CA Statewide Community Development Authority
  Eskaton Village - Grass Valley, Series 2000,
  8.250% 11/15/31                                    09/08/00       1,730,000
IL Chicago O'Hare International Airport
  United Airlines, Inc., Series 2000 A, AMT,
  6.750% 11/01/11                                    06/14/00       1,625,959
TX Dallas County Flood Control District
  Series 2002,
  7.250% 04/01/32                                    12/13/02       1,000,000
                                                                  -----------
                                                                   $7,249,478
                                                                  -----------

(b)   Zero coupon bond.

(c) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of December 31, 2004, the value of these securities amounted to $631,419, which represents 0.1% of net assets.

(d) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e) The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of a forbearance agreement with the borrower. As of December 31, 2004, the value of these securities amounted to $229,500, which represents less than 0.1% of net assets.

(f) The issuer is in default of certain debt covenants. Income is not being accrued. As of December 31, 2004, the value of these securities amounted to $1,295,679, which represents 0.3% of the net assets.

(g) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $35,045,819, which represents 6.9% of net assets.


                             See Accompanying Notes to Financial Statements.  31

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

(h) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(i) The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2004, the total market value of securities pledged amounted to $1,805,114.

(j) Variable rate security. The interest rate shown reflects the rate as of December 31, 2004.

(k)   Security purchased on a delayed delivery basis.

(l) The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. As of December 31, 2004, the value of these securities amounted to $843,048, which represents 0.2% of net assets.

(m) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of December 31, 2004.

(n)   Cost for federal income tax purposes is $484,527,173.

      At December 31, 2004, the Fund held the following open short futures contracts:

                 Number of                  Aggregate     Expiration     Unrealized
   Type          Contracts      Value       Face Value       Date       Depreciation
------------     ---------      -----       ----------    ----------    ------------
10-Year U.S.
  Treasury Notes   244       $27,312,750   $26,975,705    Mar-2005     $   (337,045)
U.S. Long Bonds    450        50,625,000    49,581,900    Mar-2005       (1,043,100)
                                                                       ------------
                                                                       $ (1,380,145)
                                                                       ------------

At December 31, 2004, the Fund held investments in the following:

Holdings by Revenue                                         % of
Source                                                Net Assets
----------------------------------------------------------------
Health Care                                                 25.5%
Tax-Backed                                                  19.8
Utility                                                     16.3
Other                                                        8.2
Transportation                                               6.5
Industrial                                                   6.2
Housing                                                      6.2
Education                                                    3.6
Other Revenue                                                2.0
Resource Recovery                                            1.7
Short-Term Obligations                                       3.1
Other Assets & Liabilities, Net                              0.9
                                                          ------
                                                           100.0%
                                                          ------

Acronym                   Name
-------                  ------
ABAG          Association of Bay Area Government
AMBAC         Ambac Assurance Corp.
AMT           Alternative Minimum Tax
FGIC          Financial Guaranty Insurance Co.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Association
MBIA          MBIA Insurance Corp.
RAD           Radian Asset Assurance, Inc.


32  See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                                    Assets        Investments, at cost                                              484,859,360
                                                                                                                    -----------
                                                  Investments, at value                                             500,653,235

                                                  Cash                                                                   41,682
                                                  Receivable for:
                                                    Investments sold                                                        107
                                                    Fund shares sold                                                    699,092
                                                    Interest                                                          7,626,465
                                                  Deferred Trustees' compensation plan                                   13,575
                                                                                                                    -----------
                                                                                                     Total Assets   509,034,156
                                                  -----------------------------------------------------------------------------
                               Liabilities        Payable for:
                                                    Investments purchased on a delayed delivery basis                   480,920
                                                    Fund shares repurchased                                           1,014,521
                                                    Futures variation margin                                            402,313
                                                    Distributions                                                     1,281,892
                                                    Investment advisory fee                                             175,022
                                                    Administration fee                                                   48,267
                                                    Transfer agent fee                                                   47,417
                                                    Pricing and bookkeeping fees                                         11,155
                                                    Trustees' fees                                                          752
                                                    Custody fee                                                           1,848
                                                    Legal fee                                                            41,326
                                                    Distribution and service fees                                        47,778
                                                  Deferred Trustees' fees                                                13,575
                                                  Other liabilities                                                      29,825
                                                                                                                    -----------
                                                                                                Total Liabilities     3,596,611

                                                                                                       Net Assets   505,437,545
                                                  -----------------------------------------------------------------------------
                 Composition of Net Assets        Paid-in capital                                                   518,709,026
                                                  Undistributed net investment income                                   803,379
                                                  Accumulated net realized loss                                     (28,488,590)
                                                  Net unrealized appreciation (depreciation) on:
                                                    Investments                                                      15,793,875
                                                    Futures contracts                                                (1,380,145)

                                                                                                       Net Assets   505,437,545
                                                  -----------------------------------------------------------------------------
                                   Class A        Net assets                                                         86,899,123
                                                  Shares outstanding                                                  7,703,777
                                                  Net asset value per share                                               11.28(a)
                                                  Maximum offering price per share ($11.28/0.9525)                        11.84(b)
                                                  -----------------------------------------------------------------------------
                                   Class B        Net assets                                                         36,024,095
                                                  Shares outstanding                                                  3,193,671
                                                  Net asset value and offering price per share                            11.28(a)
                                                  -----------------------------------------------------------------------------
                                   Class C        Net assets                                                         12,932,714
                                                  Shares outstanding                                                  1,146,533
                                                  Net asset value and offering price per share                            11.28(a)
                                                  -----------------------------------------------------------------------------
                                   Class Z        Net assets                                                        369,581,613
                                                  Shares outstanding                                                 32,764,845
                                                  Net asset value, offering and redemption price per share                11.28

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.


                             See Accompanying Notes to Financial Statements.  33

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2004 (unaudited)

                                              Columbia High Yield Municipal Fund

                                                                                                                            ($)
------------------------------------------        -----------------------------------------------------------------------------
                         Investment Income        Interest                                                           14,027,714
                                                  Dividends                                                               4,283
                                                                                                                    -----------
                                                  Total Investment Income                                            14,031,997
                                                  -----------------------------------------------------------------------------
                                  Expenses        Investment advisory fee                                             1,016,193
                                                  Administration fee                                                    282,404
                                                  Distribution fee:
                                                    Class B                                                             142,542
                                                    Class C                                                              44,626
                                                  Service fee:
                                                    Class A                                                              80,848
                                                    Class B                                                              38,011
                                                    Class C                                                              11,877
                                                  Transfer agent fee                                                    160,406
                                                  Pricing and bookkeeping fees                                           78,954
                                                  Trustees' fees                                                          8,078
                                                  Custody fee                                                            12,658
                                                  Non-recurring costs (See Note 7)                                        3,243
                                                  Other expenses                                                         81,362
                                                                                                                    -----------
                                                   Total Expenses                                                     1,961,202
                                                  Fees waived by Distributor - Class C                                   (8,995)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)         (3,243)
                                                  Custody earnings credit                                                (1,007)
                                                                                                                    -----------
                                                   Net Expenses                                                       1,947,957
                                                                                                                    -----------
                                                  Net Investment Income                                              12,084,040

                                                  -----------------------------------------------------------------------------
              Net Realized and Unrealized          Net realized gain (loss) on:
                Gain (Loss) on Investments          Investments                                                        (358,367)
                     and Futures Contracts          Futures contracts                                                (4,295,795)
                                                                                                                    -----------
                                                     Net realized loss                                               (4,654,162)
                                                  Net change in unrealized appreciation/depreciation on:
                                                    Investments                                                      19,042,486
                                                    Futures contracts                                                  (766,796)
                                                                                                                    -----------
                                                     Net change in unrealized appreciation/depreciation              18,275,690
                                                                                                                    -----------
                                                  Net Gain                                                           13,621,528
                                                                                                                    -----------
                                                  Net Increase in Net Assets from Operations                         25,705,568


34  See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                              Columbia High Yield Municipal Fund

                                                                                                      (unaudited)
                                                                                                      Six Months
                                                                                                         Ended       Year Ended
                                                                                                     December 31,     June 30,
Increase (Decrease) in Net Assets:                                                                     2004 ($)       2004 ($)
------------------------------------------        -----------------------------------------------------------------------------
                                Operations        Net investment income                                12,084,040    22,553,671
                                                  Net realized loss on investments and futures
                                                  contracts                                            (4,654,162)  (2,835,595)
                                                  Net change in unrealized appreciation/depreciation
                                                    on investments and futures contracts               18,275,690    (9,901,895)
                                                                                                      -------------------------
                                                      Net Increase from Operations                     25,705,568     9,816,181

                                                  -----------------------------------------------------------------------------
    Distributions Declared to Shareholders        From net investment income:
                                                    Class A                                            (1,956,997)   (3,706,340)
                                                    Class B                                              (779,466)   (1,815,192)
                                                    Class C                                              (251,588)     (424,459)
                                                    Class Z                                            (9,073,072)  (15,175,224)
                                                      Total Distributions Declared to Shareholders    (12,061,123)  (21,121,215)
                                                  -----------------------------------------------------------------------------
                        Share Transactions        Class A:
                                                    Subscriptions                                      13,078,418    16,363,219
                                                    Distributions reinvested                              958,176     1,627,683
                                                    Redemptions                                        (7,106,504)  (16,560,731)
                                                                                                      -------------------------
                                                      Net Increase                                      6,930,090     1,430,171

                                                  Class B:
                                                    Subscriptions                                       1,697,627     4,301,221
                                                    Distributions reinvested                              371,008       790,221
                                                    Redemptions                                        (6,225,132)  (16,184,713)
                                                                                                      -------------------------
                                                      Net Decrease                                     (4,156,497)  (11,093,271)

                                                  Class C:
                                                    Subscriptions                                       2,779,749     5,046,875
                                                    Distributions reinvested                              110,830       189,787
                                                    Redemptions                                          (758,129)   (3,607,047)
                                                                                                      -------------------------
                                                      Net Increase                                      2,132,450     1,629,615

                                                  Class Z:
                                                    Subscriptions                                      56,347,575   159,946,744
                                                    Distributions reinvested                            3,107,944     6,658,155
                                                    Redemptions                                       (41,279,878)  (62,076,415)
                                                                                                      -------------------------
                                                      Net Increase                                     18,175,641   104,528,484

                                                  Net Increase from Share Transactions                 23,081,684    96,494,999
                                                                                                      -------------------------
                                                      Total Increase in Net Assets                     36,726,129    85,189,965
                                                  -----------------------------------------------------------------------------
                                Net Assets        Beginning of period                                 468,711,416   383,521,451
                                                  End of period (including undistributed net
                                                   investment income of $803,379 and
                                                   $780,462, respectively)                            505,437,545   468,711,416
                                                  -----------------------------------------------------------------------------


                             See Accompanying Notes to Financial Statements.  35

                                              Columbia High Yield Municipal Fund

                                                                                                      (unaudited)
                                                                                                      Six Months
                                                                                                         Ended      Year Ended
                                                                                                     December 31,    June 30,
                                                                                                         2004           2004
------------------------------------------        -----------------------------------------------------------------------------
                         Changes in Shares        Class A:
                                                    Subscriptions                                       1,165,448     1,465,019
                                                    Issued for distributions reinvested                    85,643       146,315
                                                    Redemptions                                          (637,124)   (1,487,321)
                                                                                                       ------------------------
                                                      Net Increase                                        613,967       124,013

                                                  Class B:
                                                    Subscriptions                                         151,658       386,742
                                                    Issued for distributions reinvested                    33,170        71,050
                                                    Redemptions                                          (556,780)   (1,452,718)
                                                                                                       ------------------------
                                                      Net Decrease                                       (371,952)     (994,926)

                                                  Class C:
                                                    Subscriptions                                         248,231       452,312
                                                    Issued for distributions reinvested                     9,906        17,051
                                                    Redemptions                                           (67,585)     (323,401)
                                                                                                       ------------------------
                                                      Net Increase                                        190,552       145,962

                                                  Class Z:
                                                    Subscriptions                                       5,035,142    14,361,735
                                                    Issued for distributions reinvested                   277,868       598,631
                                                    Redemptions                                        (3,685,435)   (5,590,536)
                                                                                                       ------------------------
                                                      Net Increase                                      1,627,575     9,369,830


36  See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Note 1. Organization

Columbia High Yield Municipal Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2004 was as follows:

-------------------------------------------------------------------------------
                                                                  June 30, 2004
-------------------------------------------------------------------------------
Distributions Paid From:
-------------------------------------------------------------------------------
   Tax-Exempt Income                                               $ 21,095,918
-------------------------------------------------------------------------------
   Ordinary Income                                                       25,297
-------------------------------------------------------------------------------
   Long-Term Capital Gains                                                   --
-------------------------------------------------------------------------------

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

    Unrealized appreciation                                        $ 27,440,230
    Unrealized depreciation                                         (11,314,168)
-------------------------------------------------------------------------------
      Net unrealized appreciation                                  $ 16,126,062

The following capital loss carryforwards, determined as of June 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

--------------------------------------------------------------------------------
                   Year of                 Capital Loss
                 Expiration                Carryforward
--------------------------------------------------------------------------------
                    2005                    $ 1,525,965
                    2006                      5,933,974
                    2007                      1,931,613
                    2008                      2,738,332
                    2009                      1,928,565
                    2010                      1,780,434
                    2011                        697,947
                    2012                      1,587,432
--------------------------------------------------------------------------------
                    Total                   $18,124,262
--------------------------------------------------------------------------------

Of the capital loss carryforwards attributable to the Fund, $8,372,400 ($1,525,965 will expire on June 30, 2005, $1,931,613 will expire on June 30, 2007, $2,738,332 will expire on June 30, 2008, $1,081,414 will expire on June
30, 2009 and $1,095,076 will expire on June 30, 2010) was obtained in a merger with Liberty High Yield Municipal Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect, wholly owned subsidiaries of Bank of America Corporation ("BOA").

Investment Advisory Fee

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
         Average Daily Net Assets           Annual Fee Rate
--------------------------------------------------------------------------------
            First $100 million                   0.450%
--------------------------------------------------------------------------------
             Next $100 million                   0.425%
--------------------------------------------------------------------------------
             Over $200 million                   0.400%

For the six months ended December 31, 2004, the Fund's annualized effective investment advisory fee rate was 0.42%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

--------------------------------------------------------------------------------
         Average Daily Net Assets           Annual Fee Rate
--------------------------------------------------------------------------------
            First $100 million                   0.150%
--------------------------------------------------------------------------------
             Next $100 million                   0.125%
--------------------------------------------------------------------------------
             Over $200 million                   0.100%
--------------------------------------------------------------------------------

For the six months ended December 31, 2004, the Fund's annualized effective administration fee rate was 0.12%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended December 31, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.032%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07%.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended December 31, 2004, the Distributor has retained net underwriting discounts of $10,632 on sales of the Fund's Class A shares and received CDSC of $18,600 and $2,471 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2004, the Fund paid $632 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended December 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $30,416,177 and $15,468,254, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2004, the Fund did not borrow under this arrangement.

Shares of Beneficial Interest

As of December 31, 2004, 38.2% of the outstanding shares of the Fund were beneficially owned by participant accounts over which BOA and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Services, Inc., except for Radian Asset Assurance, Inc. which is rated AA by Standard & Poor's. At December 31, 2004, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

--------------------------------------------------------------------------------
                                                               % of Total
      Insurer                                                  Investment
--------------------------------------------------------------------------------
 MBIA Insurance Corp.                                             10.7
--------------------------------------------------------------------------------
 Ambac Assurance Corp.                                             6.6
--------------------------------------------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments at December 31, 2004 invested in debt obligations issued by the states of California, Florida, Pennsylvania and Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors,

December 31, 2004 (unaudited)                 Columbia High Yield Municipal Fund

LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order will be available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the year ended December 31, 2004, Columbia has assumed $3,243 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS

                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                 (unaudited)
                                                 Six Months                                                          Period
                                                    Ended                       Year Ended June 30,                  Ended
                                                 December 31,      --------------------------------------------     June 30,
Class A Shares                                      2004            2004                2003            2002        2001 (a)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $     10.96       $     11.25    $     11.26    $     11.13       $     11.11
----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                               0.27              0.56           0.60           0.61(c)           0.58
Net realized and unrealized gain (loss)
on investments and futures contracts                    0.32             (0.33)          0.11           0.15(c)           0.01
                                                 -----------       -----------    -----------    -----------       -----------
Total from Investment Operations                        0.59              0.23           0.71           0.76              0.59
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                             (0.27)            (0.52)         (0.72)         (0.63)            (0.57)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $     11.28       $     10.96    $     11.25    $     11.26       $     11.13
Total return (d)                                        5.46%(e)          2.10%          6.58%          6.93%             5.42%(e)
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                            0.87%(g)          0.89%          1.07%          1.13%             1.06%(g)
Net investment income (f)                               4.86%(g)          5.04%          5.39%          5.41%(c)          5.65%(g)
Portfolio turnover rate                                    3%(e)            10%            17%            16%(h)            16%(h)
Net assets, end of period (000's)                $    86,899       $    77,738    $    78,335    $        42       $         1
----------------------------------------------------------------------------------------------------------------------------------

(a) Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h) Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                               (unaudited)
                                                                               Six Months            Year           Period
                                                                                  Ended              Ended           Ended
                                                                               December 31,        June 30,        June 30,
Class B Shares                                                                    2004               2004          2003 (a)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $     10.96        $     11.25     $     11.31
---------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                             0.23               0.48            0.51
Net realized and unrealized gain (loss) on investments and futures contracts          0.32              (0.33)           0.05
                                                                               -----------        -----------     -----------
Total from Investment Operations                                                      0.55               0.15            0.56
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                           (0.23)             (0.44)          (0.62)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $     11.28        $     10.96     $     11.25
Total return (c)                                                                      5.06%(d)           1.33%           5.14%(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                                          1.62%(f)           1.64%           1.81%(f)
Net investment income (e)                                                             4.11%(f)           4.29%           4.70%(f)
Portfolio turnover rate                                                                  3%(d)             10%             17%
Net assets, end of period (000's)                                              $    36,024        $    39,097     $    51,292
---------------------------------------------------------------------------------------------------------------------------------

(a) Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                                               (unaudited)
                                                                               Six Months           Year          Period
                                                                                  Ended             Ended          Ended
                                                                               December 31,       June 30,       June 30,
Class C Shares                                                                    2004              2004         2003 (a)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                           $     10.96       $     11.25    $     11.31
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                                             0.24              0.49           0.51
Net realized and unrealized gain (loss) on investments and futures contracts          0.32             (0.32)          0.07
                                                                               -----------       -----------    -----------
Total from Investment Operations                                                      0.56              0.17           0.58
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                                           (0.24)            (0.46)         (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                 $     11.28       $     10.96    $     11.25
Total return (c)(d)                                                                   5.14%(e)          1.48%          5.29%(e)
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                                          1.47%(g)          1.49%          1.67%(g)
Net investment income (f)                                                             4.26%(g)          4.44%          4.75%(g)
Waiver/reimbursement                                                                  0.15%(g)          0.15%          0.15%(g)
Portfolio turnover rate                                                                  3%(e)            10%            17%
Net assets, end of period (000's)                                              $    12,933       $    10,482    $     9,110
-------------------------------------------------------------------------------------------------------------------------------

(a) Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                              Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                (unaudited)
                                                 Six Months
                                                   Ended                               Year Ended June 30,
                                                December 31,   --------------------------------------------------------------------
Class Z Shares                                      2004         2004       2003 (a)       2002           2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $   10.96      $  11.25     $  11.26     $  11.12       $  11.04      $  11.71
-----------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income                                 0.28(b)       0.58(b)      0.63(b)      0.64(b)(c)     0.65(b)       0.65
Net realized and unrealized gain (loss)
on investments and futures contracts                  0.32         (0.32)        0.11         0.15(c)        0.08         (0.68)
                                                 ---------      --------     --------     --------       --------      --------
Total from Investment Operations                      0.60          0.26         0.74         0.79           0.73         (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.28)        (0.55)       (0.75)       (0.65)         (0.65)        (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   11.28      $  10.96     $  11.25     $  11.26       $  11.12      $  11.04
Total return (d)                                      5.57%(e)      2.33%        6.82%        7.30%          6.78%        (0.16)%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                          0.67%(g)      0.69%        0.86%        0.88%          0.81%         0.78%
Net investment income (f)                             5.06%(g)      5.24%        5.59%        5.66%(c)       5.86%         5.82%
Portfolio turnover rate                                  3%(e)        10%          17%          16%(h)         16%(h)        14%(h)
Net assets, end of period (000's)                $ 369,582      $341,394     $244,784     $213,271       $224,950      $253,787
-----------------------------------------------------------------------------------------------------------------------------------

(a) On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

(h) Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

COLUMBIA FUNDS

                                              Columbia High Yield Municipal Fund

                              --------------------------------------------------
            Large Growth      Columbia Common Stock
                              Columbia Growth
                              Columbia Growth Stock
                              Columbia Large Cap Growth
                              Columbia Tax-Managed Growth
                              Columbia Tax-Managed Growth II*
                              Columbia Young Investor
                              --------------------------------------------------
             Large Value      Columbia Disciplined Value
                              Columbia Growth & Income
                              Columbia Large Cap Core
                              Columbia Tax-Managed Value*
                              --------------------------------------------------
           Midcap Growth      Columbia Acorn Select
                              Columbia Mid Cap Growth
                              Columbia Tax-Managed Aggressive Growth
                              --------------------------------------------------
            Midcap Value      Columbia Dividend Income
                              Columbia Mid Cap*
                              Columbia Strategic Investor
                              --------------------------------------------------
            Small Growth      Columbia Acorn
                              Columbia Acorn USA
                              Columbia Small Company Equity
                              --------------------------------------------------
             Small Value      Columbia Small Cap
                              Columbia Small Cap Value
                              --------------------------------------------------
                Balanced      Columbia Asset Allocation
                              Columbia Balanced
                              Columbia Liberty Fund
                              --------------------------------------------------
               Specialty      Columbia Real Estate Equity
                              Columbia Technology
                              Columbia Utilities
                              --------------------------------------------------
    Taxable Fixed-Income      Columbia Contrarian Income
                              Columbia Corporate Bond
                              Columbia Federal Securities
                              Columbia Fixed Income Securities
                              Columbia High Yield
                              Columbia High Yield Opportunities
                              Columbia Income*
                              Columbia Intermediate Bond
                              Columbia Intermediate Government Income*
                              Columbia Quality Plus Bond
                              Columbia Short Term Bond*
                              Columbia Strategic Income
                              --------------------------------------------------
           Floating Rate      Columbia Floating Rate
                              Columbia Floating Rate Advantage
                              --------------------------------------------------
              Tax Exempt      Columbia High Yield Municipal
                              Columbia Intermediate Tax-Exempt Bond
                              Columbia Managed Municipals*
                              Columbia National Municipal Bond**
                              Columbia Tax-Exempt
                              Columbia Tax-Exempt Insured

                                              Columbia High Yield Municipal Fund

                              --------------------------------------------------
 Single State Tax Exempt      Columbia California Tax-Exempt
                              Columbia Connecticut Intermediate Municipal Bond
                              Columbia Connecticut Tax-Exempt
                              Columbia Florida Intermediate Municipal Bond*
                              Columbia Massachusetts Intermediate Municipal Bond
                              Columbia Massachusetts Tax-Exempt
                              Columbia New Jersey Intermediate Municipal Bond
                              Columbia New York Intermediate Municipal Bond
                              Columbia New York Tax-Exempt
                              Columbia Oregon Municipal Bond
                              Columbia Pennsylvania Intermediate Municipal Bond*
                              Columbia Rhode Island Intermediate Municipal Bond
                              --------------------------------------------------
            Money Market      Columbia Money Market
                              Columbia Municipal Money Market
                              --------------------------------------------------
    International/Global      Columbia Acorn International
                              Columbia Acorn International Select
                              Columbia Europe
                              Columbia Global Equity
                              Columbia International Stock
                              Columbia Newport Asia Pacific
                              Columbia Newport Greater China
                              Columbia Newport Tiger*
                              --------------------------------------------------
             Index Funds      Columbia Large Company Index*
                              Columbia Small Company Index
                              Columbia U.S. Treasury Index*

* The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the merger, which is scheduled to occur during September and October, pending shareholder approval

** The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the liquidation, which is scheduled to occur during September, pending shareholder approval

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc

IMPORTANT INFORMATION ABOUT THIS REPORT

                                              Columbia High Yield Municipal Fund

Transfer Agent

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

                                   [GRAPHIC]
                                   eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia High Yield Municipal Fund Semiannual Report, December 31, 2004.

                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

       Columbia Management(R)

       (c)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.345.6611 www.columbiafunds.com

                                                752-03/091U-0105 (02/05) 05/4355

                                [GRAPHIC OMITTED]
                                                      Columbia Managed
                                                       Municipals Fund
                                                      Semiannual Report
                                                      December 31, 2004

Table of Contents

Fund Profile...............................................................    1

Performance Information....................................................    2

Understanding Your Expenses................................................    3

Economic Update............................................................    4

Portfolio Manager's Report.................................................    5

Investment Portfolio.......................................................    7

Statement of Assets and Liabilities........................................   23

Statement of Operations....................................................   24

Statement of Changes in Net Assets.........................................   25

Notes to Financial Statements..............................................   27

Financial Highlights.......................................................   33

Important Information
About This Report..........................................................   37

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

                            Not FDIC      May Lose Value
                            Insured     No Bank Guarantee

PRESIDENT'S MESSAGE
                                                Columbia Managed Municipals Fund

Dear Shareholder:

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

Summary

o For the six-month period ended December 31, 2004, the fund's class A shares returned 5.46% without sales charge.

o The fund's return was higher than the return of its benchmark, as well as the average return of its peer group, the Lipper General Municipal Debt Funds Category.

o The fund was positioned to take advantage of declining municipal bond yields, which helped the fund's performance.

                                 Class A shares

                                    [GRAPHIC]
                                      5.46%

                                 Lehman Brothers
                              Municipal Bond Index

                                    [GRAPHIC]
                                      5.19%

                                    Objective

                       Seeks a high level of total return
                          consistent with prudent risk,
                          consisting of current income
                         exempt from federal income tax
                          and opportunities for capital
                                  appreciation

                                Total Net Assets

                                 $422.6 million

Management Style

                Fixed    Income    Maturity
                Short    Interm.   Long
--------------------------------------------
Quality
--------------------------------------------
High                                   X
--------------------------------------------
Med
--------------------------------------------
Low
--------------------------------------------

FUND PROFILE
                                                Columbia Managed Municipals Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.

Quality breakdown as of 12/31/04 (%)
--------------------------------------------------------------------------------
   AAA                                                                      65.3
--------------------------------------------------------------------------------
   AA                                                                        5.4
--------------------------------------------------------------------------------
   A                                                                        13.1
--------------------------------------------------------------------------------
   BBB                                                                       8.7
--------------------------------------------------------------------------------
   B                                                                         0.4
--------------------------------------------------------------------------------
   CC                                                                        0.2
--------------------------------------------------------------------------------
   Non-rated                                                                 5.6
--------------------------------------------------------------------------------
   Cash equivalents                                                          1.3
--------------------------------------------------------------------------------

   Top 5 sectors as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Refunded/escrowed                                                        12.9
--------------------------------------------------------------------------------
   Local general obligations                                                12.5
--------------------------------------------------------------------------------
   Joint power authority                                                    10.7
--------------------------------------------------------------------------------
   State general obligations                                                 8.4
--------------------------------------------------------------------------------
   Water & sewer                                                             7.3
--------------------------------------------------------------------------------

Maturity breakdown
as of 12/31/04 (%)
--------------------------------------------------------------------------------
   0 - 1 years                                                               0.1
--------------------------------------------------------------------------------
   1 - 3 years                                                               0.9
--------------------------------------------------------------------------------
   3 - 5 years                                                              10.6
--------------------------------------------------------------------------------
   5 - 7 years                                                               4.4
--------------------------------------------------------------------------------
   7 - 10 years                                                             17.8
 -------------------------------------------------------------------------------
   10 - 15 years                                                            35.7
--------------------------------------------------------------------------------
   15 - 20 years                                                            19.5
--------------------------------------------------------------------------------
   20 - 25 years                                                             4.7
--------------------------------------------------------------------------------
   25 years and over                                                         5.0
--------------------------------------------------------------------------------
   Cash equivalents                                                          1.3
--------------------------------------------------------------------------------

Sector breakdowns are calculated as a percentage of net assets.

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Management style is determined by Columbia Management, and is based on the investment strategy and process as outlined in the fund's prospectus.

Performance of a $10,000 investment
01/01/95 - 12/31/04 ($)
--------------------------------------------------------------------------------
   sales charge              without           with
   Class A                   18,810           17,910
   Class B                   18,509           18,509
   Class C                   18,629           18,629
   Class Z                   18,892            n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

PERFORMANCE INFORMATION
                                                Columbia Managed Municipals Fund

Value of a $10,000 investment 01/01/95 - 12/31/04

 [The following table was represented by a line graph in the printed material.]

       Class A shares             Class A shares            Lehman Brothers
    without sales charge         with sales charge        Municipal Bond Index
             10000                     10000                       9525
             10286                     10292                       9803
             10585                     10543                      10042
             10707                     10642                      10137
             10720                     10632                      10127
             11062                     10940                      10420
             10966                     10820                      10306
             11070                     10896                      10379
             11210                     11023                      10499
             11281                     11110                      10582
             11445                     11287                      10750
             11635                     11525                      10977
             11746                     11664                      11110
             11836                     11741                      11183
             11755                     11598                      11047
             11605                     11408                      10866
             11572                     11369                      10829
             11567                     11382                      10842
             11694                     11499                      10952
             11799                     11603                      11052
             11796                     11590                      11040
             11962                     11774                      11214
             12097                     11920                      11353
             12318                     12156                      11578
             12266                     12105                      11530
             12290                     12119                      11543
             12403                     12235                      11654
             12238                     12062                      11489
             12341                     12156                      11578
             12527                     12347                      11760
             12661                     12482                      11889
             13012                     12853                      12243
             12889                     12716                      12112
             13043                     12885                      12273
             13126                     12956                      12340
             13204                     13024                      12406
             13396                     13235                      12607
             13534                     13362                      12728
             13538                     13342                      12709
             13551                     13329                      12696
             13490                     13270                      12640
             13703                     13485                      12845
             13756                     13527                      12885
             13791                     13557                      12913
             14004                     13775                      13121
             14179                     13933                      13272
             14179                     13889                      13229
             14229                     13931                      13269
             14265                     13963                      13299
             14434                     14141                      13470
             14371                     14032                      13366
             14391                     14032                      13366
             14427                     14089                      13419
             14343                     13982                      13317
             14137                     13754                      13100
             14188                     13802                      13146
             14074                     13665                      13016
             14080                     13632                      12985
             13928                     13463                      12824
             14075                     13570                      12925
             13970                     13483                      12842
             13908                     13384                      12749
             14070                     13568                      12923
             14376                     13857                      13199
             14292                     13756                      13102
             14217                     13641                      12993
             14594                     14011                      13346
             14797                     14220                      13544
             15025                     14476                      13788
             14947                     14343                      13661
             15110                     14506                      13817
             15224                     14669                      13972
             15600                     15169                      14448
             15755                     15255                      14531
             15805                     15347                      14618
             15948                     15462                      14727
             15775                     15066                      14350
             15946                     15266                      14541
             16053                     15433                      14700
             16290                     15823                      15072
             16559                     16216                      15445
             16503                     16055                      15293
             16699                     16346                      15569
             16559                     15993                      15233
             16401                     15745                      14997
             16685                     16047                      15285
             16885                     16296                      15522
             16554                     15851                      15098
             16877                     16239                      15468
             16980                     16335                      15559
             17160                     16523                      15738
             17382                     16713                      15919
             17590                     16885                      16083
             17975                     17299                      16477
             17677                     16875                      16073
             17603                     16764                      15967
             17974                     17240                      16421
             17929                     17076                      16265
             18180                     17462                      16632
             18191                     17411                      16584
             18311                     17624                      16787
             18740                     18239                      17372
             18661                     18065                      17207
             18008                     17122                      16309
             18143                     17297                      16475
             18676                     17956                      17103
             18583                     17782                      16937
             18776                     18038                      17181
             18932                     18182                      17319
             19040                     18264                      17397
             19325                     18609                      17725
             19258                     18414                      17539
             18801                     17834                      16987
             18734                     17759                      16915
             18801                     17846                      16998
             19049                     18078                      17219
             19430                     18515                      17636
             19533                     18604                      17721
             19701                     18772                      17880
             19540                     18548                      17667
             19778                     18810                      17910

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

Average annual total return as of 12/31/04 (%)


   Share class                    A                 B                 C               Z
------------------------------------------------------------------------------------------
   Inception                   11/01/02          11/01/02          11/01/02       02/23/77
------------------------------------------------------------------------------------------
   Sales charge             without   with    without   with     without   with    without
------------------------------------------------------------------------------------------
   6-month (cumulative)      5.46     0.45     5.07     0.07      5.23     4.23     5.57
------------------------------------------------------------------------------------------
   1-year                    3.53    -1.39     2.75    -2.20      3.06     2.07     3.73
------------------------------------------------------------------------------------------
   5-year                    6.90     5.85     6.55     6.24      6.69     6.69     6.99
------------------------------------------------------------------------------------------
   10-year                   6.52     6.00     6.35     6.35      6.42     6.42     6.57
------------------------------------------------------------------------------------------

The "with sales charge" returns include the maximum initial sales charge of 4.75% for class A shares, maximum contingent deferred sales charge of 5.00% for class B shares and 1.00% for class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no Rule 12b-1 fees. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A,class B and class C are newer classes of shares. Their performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A, class B and class C shares were initially offered on November 1, 2002, and class Z shares were initially offered on February 23, 1977.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

o For shareholders who receive their account statements from Columbia Funds Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611

o For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance

1. Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period

UNDERSTANDING YOUR EXPENSES
                                                Columbia Managed Municipals Fund

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also continuing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

07/01/04 - 12/31/04

                Account value at the        Account value at the         Expenses paid      Fund's annualized
             beginning of the period($)     end of the period($)      during the period($)  expense ratio (%)
-------------------------------------------------------------------------------------------------------------
                Actual    Hypothetical     Actual    Hypothetical    Actual   Hypothetical
-------------------------------------------------------------------------------------------------------------
   Class A     1,000.00     1,000.00      1,056.11     1,020.57       4.77       4.69            0.92
-------------------------------------------------------------------------------------------------------------
   Class B     1,000.00     1,000.00      1,051.97     1,016.79       8.64       8.49            1.67
-------------------------------------------------------------------------------------------------------------
   Class C     1,000.00     1,000.00      1,053.64     1,018.30       7.09       6.97            1.37
-------------------------------------------------------------------------------------------------------------
   Class Z     1,000.00     1,000.00      1,057.22     1,021.68       3.63       3.57            0.70
-------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the distributor not waived a portion of class C expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

Summary
For the six-month period ended
December 31, 2004

o Investment-grade bonds delivered solid gains. The Lehman Brothers Aggregate Bond Index returned 4.18%. High-yield bonds, which can be less sensitive to changing interest rates, led the fixed-income markets. The Merrill Lynch US High Yield, Cash Pay Index returned 9.31%.

                                  Lehman Index

                                    [GRAPHIC]
                                      4.18%

                                Merrill Lynch Index

                                    [GRAPHIC]
                                      9.31%

o After a weak start, stock prices bounced back in November, helping the S&P 500 Index to a 7.19% gain for the six-month period. Value stocks outperformed growth stocks, as measured by the Russell 1000 Value index.

                                  S&P 500 Index

                                    [GRAPHIC]
                                      7.19%

                                  Russell 1000
                                   Value Index

                                    [GRAPHIC]
                                     12.08%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated, non-convertible investment-grade debt issues.

The Merrill Lynch US High Yield,Cash Pay Index is an unmanaged index that tracks the performance of non-investment-grade corporate bonds.

The S&P 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks.

The Russell 1000 Value Index is an unmanaged index that tracks the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ECONOMIC UPDATE
                                                Columbia Managed Municipals Fund

During the six-month period that began July 1, 2004, and ended December 31, 2004, the US economy grew at a healthy pace, despite rising energy prices and a host of geopolitical uncertainties. The nation's gross domestic product advanced 3.5% in the second half of 2004. For the year, the economy grew 4.4%, its strongest showing in five years.

Employment dominated the economic news. Although job growth fell below expectations early in the period, the pace of new job creation picked up and more than two million jobs were created in 2004. In response, consumer confidence soared to its highest level of the year in December, and consumer spending ended the year on a high note. Holiday sales were reported to be the strongest in five years.

Within the business sector, industrial production rose;factories utilized more of their capacity and spending on technology, capital equipment and construction picked up. However, business spending for the year fell short of forecasts, given the level of profit growth and the maturity of the economic cycle.

Bonds delivered solid returns

Despite a weak start - and a weak finish - all sectors of the US bond market delivered solid returns for the six-month period. As the Federal Reserve Board (the Fed) began to raise short-term interest rates, the bond market responded favorably. Yields on intermediate and long-term bonds edged lower--and prices rose. However, the 10-year Treasury yield rose sharply in November, before falling again in December, and bonds gave back some of their earlier gains. In this environment, the Lehman Brothers Aggregate Bond Index returned 4.18%.

High-yield corporate bonds, which can be less sensitive to changing interest rates, gained 9.31%, as measured by the Merrill Lynch US High Yield, Cash Pay Index. A relatively strong economy helped improve credit quality and the sector's high yields attracted investors seeking income. Mortgage bonds outperformed Treasury bonds.

Stocks picked up momentum

Stock market performance picked up as economic news improved and uncertainty surrounding the presidential election was resolved. The S&P 500 Index returned 7.19% for the six-month period. The majority of that return was generated in November and December. Small-and mid-cap stocks led the market and value stocks outperformed growth stocks. Energy and utilities stocks were the best-performing sectors for the six-month period. Information technology rebounded strongly in the second half.

Short-term rates moved higher

After a year of the lowest short-term interest rates in recent history, the Fed raised the federal funds rate, a key short-term rate, from 1.0% to 2.25% in five equal steps between June 30 and December 31.(1) The Fed indicated that it would continue to raise short-term interest rates at a "measured pace," in an attempt to balance economic growth against inflationary pressures. Because the Fed's moves were widely anticipated, these rate increases have had little if any impact on the financial markets except to boost the yields on money market funds.

(1)   On February 2, 2005, the Fed raised the federal funds rate to 2.5%.

Net asset value per share
as of 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                  9.02
--------------------------------------------------------------------------------
   Class B                                                                  9.02
--------------------------------------------------------------------------------
   Class C                                                                  9.02
--------------------------------------------------------------------------------
   Class Z                                                                  9.02
--------------------------------------------------------------------------------

Distributions declared per share
07/01/04 - 12/31/04 ($)
--------------------------------------------------------------------------------
   Class A                                                                  0.19
--------------------------------------------------------------------------------
   Class B                                                                  0.16
--------------------------------------------------------------------------------
   Class C                                                                  0.17
--------------------------------------------------------------------------------
   Class Z                                                                  0.20
--------------------------------------------------------------------------------

SEC yields as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Class A                                                                  3.26
--------------------------------------------------------------------------------
   Class B                                                                  2.67
--------------------------------------------------------------------------------
   Class C                                                                  2.98
--------------------------------------------------------------------------------
   Class Z                                                                  3.65
--------------------------------------------------------------------------------

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of the public offering price per share at the end of the period.

Taxable-equivalent SEC yields
as of 12/31/04 (%)
--------------------------------------------------------------------------------
   Class A                                                                  5.02
--------------------------------------------------------------------------------
   Class B                                                                  4.11
--------------------------------------------------------------------------------
   Class C                                                                  4.58
--------------------------------------------------------------------------------
   Class Z                                                                  5.62
--------------------------------------------------------------------------------

Taxable-equivalent SEC yields are based on the maximum effective 35.0% federal income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

PORTFOLIO MANAGER'S REPORT
                                                Columbia Managed Municipals Fund

For the six-month period ended December 31, 2004, Columbia Managed Municipals Fund class A shares returned 5.46% without sales charge. The fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned 5.19% for the same period, as well as the 4.71% average return of the Lipper General Municipal Debt Funds Category.(1)

The fund's longer duration aided performance. In addition, interest rates on intermediate bonds--where the portfolio is concentrated--declined during the period, and prices rose. Duration measures the fund's sensitivity to a given change in interest rates. Typically, we lower duration when we expect interest rates to rise and lengthen duration when we expect rates to fall. If we are right in our positioning, as we were during the period, the fund benefits.

The fund's returns also were helped by its investments in non-callable and zero-coupon bonds. Prices of these securities are highly sensitive to changes in interest rates and they tend to perform well when intermediate and long-term interest rates are steady or declining, which was the case during this reporting period.

Federal Reserve Board raises short-term interest rates

On the last day of the prior reporting period, the Federal Reserve Board (the
Fed) raised its benchmark interest rate from 1.00% to 1.25%--the first such rate increase in four years. The Fed increased short-term interest rates four more times--to 2.25%--during this reporting period. The bond market responded favorably to these interest-rate increases because they indicated the Fed's commitment to managing economic growth to a reasonable pace and keeping inflation under control. As a result, intermediate and longer-term yields declined and bond prices in these maturity ranges rose. We believe that any subsequent Fed rate increases are likely to be gradual.

High-yield bonds make positive contribution to fund

The fund's investment in high-yield bonds contributed positively to performance. Historically, high-yield bonds have been less sensitive to interest-rate changes than higher-quality bonds, and they have tended to outperform during periods of economic growth. This pattern was repeated during the period. The improving economy also helped the fund's utility holdings during the period.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

We expect to continue to focus on intermediate-maturity bonds with good call protection. We believe these types of bonds offer good risk/reward potential for the fund.

                                                Columbia Managed Municipals Fund

The fund's airline bonds turned in a mixed performance during the period. The airline industry has faced a variety of financial difficulties. Airlines are under a great deal of pressure to cut costs and restructure debt. While we expect these changes to occur over time, the process has taken longer than anticipated.

Gradual recovery with relatively low intermediate-term rates

We expect interest rates, particularly intermediate- to longer-term rates, to remain relatively low, because we believe that the economy will continue to recover gradually and inflationary pressures will remain muted. Although the employment picture improved in 2004, hiring has been slow compared to earlier economic recoveries. Therefore, we do not expect to see a level of consumer spending growth that would fuel a stronger economic expansion.

However, if the pace of growth is greater than we expect, intermediate to long-term interest rates could move higher in anticipation of inflationary pressures. Given our outlook, we expect to continue to focus on intermediate-maturity bonds with good call protection. We believe these types of bonds offer good risk/reward potential for the fund. However, we may change our outlook if inflationary pressures become stronger or economic growth accelerates.

[PHOTO] Kimberly A. Campbell has been the portfolio manager of Columbia Managed Municipals Fund since December 2001. In addition to serving as portfolio manager of the fund, Ms. Campbell was chief trader for municipal investments of Columbia Management Advisors, Inc. or its predecessors since 1995.

               /s/ Kimberly A. Campbell

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

INVESTMENT PORTFOLIO
December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - 96.5%
EDUCATION - 5.0%
Education - 4.2%

                                                                                                          Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
     CA State Educational Facilities Authority    Loyola Marymount University, Series 2001 A,
                                                  Insured: MBIA
                                                      (a) 10/01/20                                      1,000,000       474,480

                                                  -----------------------------------------------------------------------------
   MA State College Building Authority Project    Series 1994 A:
                                                      7.500% 05/01/11                                   1,500,000     1,859,925
                                                      7.500% 05/01/14                                   3,500,000     4,484,445

                                                  -----------------------------------------------------------------------------
      MA State Health & Educational Facilities    Mass Institute of Technology, Series 2002 K,
                                     Authority        5.500% 07/01/22                                   1,000,000     1,175,000

                                                  -----------------------------------------------------------------------------
OH State Higher Educational Facilities Revenue    Case Western Reserve University, Series 1994,
                                                      6.250% 10/01/17                                   4,340,000     5,351,697

                                                  -----------------------------------------------------------------------------
           VA State College Building Authority    Washington and Lee University, Series 2001,
                                                      5.375% 01/01/21                                   2,000,000     2,297,060

                                                  -----------------------------------------------------------------------------
                           WV State University    Series 2000 A,
                                                  Insured: AMBAC
                                                      (a) 04/01/18                                      3,800,000     2,081,982

                                                  -----------------------------------------------------------------------------
                                                                                                  Education Total    17,724,589

Student Loan - 0.8%
----------------------------------------------    -----------------------------------------------------------------------------
     ME State Educational Loan Marketing Corp.    Series 1994 B-1, AMT,
                                                      6.500% 11/01/09                                   3,000,000     3,315,360

                                                  -----------------------------------------------------------------------------
                                                                                               Student Loan Total     3,315,360
                                                                                                                    -----------
                                                                                                  EDUCATION TOTAL    21,039,949
HEALTH CARE - 7.6%
Continuing Care Retirement - 0.5%
----------------------------------------------    -----------------------------------------------------------------------------
          FL Capital Project Finance Authority    Glenridge on Palmer Ranch, Series 2002 A,
                                                      8.000% 06/01/32                                     500,000       522,215

                                                  -----------------------------------------------------------------------------
       HI State Department of Budget & Finance    Kahala Nui Project, Series 2003 A,
                                                      7.875% 11/15/23                                   1,000,000     1,075,800

                                                  -----------------------------------------------------------------------------
     OH Hamilton County Health Care Facilities    Twin Towers, Series 1998 A,
                                       Revenue        5.125% 10/01/18                                     500,000       499,815

                                                  -----------------------------------------------------------------------------
                                                                                 Continuing Care Retirement Total     2,097,830

Health Services - 0.5%
----------------------------------------------    -----------------------------------------------------------------------------
           MA State Development Finance Agency    Boston Biomedical Research Institute, Series 1999,
                                                      5.650% 02/01/19                                     310,000       303,654

                                                  -----------------------------------------------------------------------------
      WI State Health & Educational Facilities    Marshfield Clinic, Series 1999,
                                     Authority    Insured: RAD
                                                      6.250% 02/15/29                                   1,600,000     1,784,992

                                                  -----------------------------------------------------------------------------
                                                                                            Health Services Total     2,088,646


                              See Accompanying Notes to Financial Statements.  7

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Hospitals - 6.1%                                                                                          Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
CA ABAG Finance Authority for Nonprofit Corps.    San Diego Hospital Association, Series 2003 C,
                                                      5.375% 03/01/20                                   1,320,000     1,360,062

                                                  -----------------------------------------------------------------------------
CA State Health Facilities Financing Authority    Catholic Healthcare West, Series 2004 G,
                                       Revenue        5.250% 07/01/23                                     500,000       514,120

                                                  -----------------------------------------------------------------------------
             FL Hillsborough County Industrial    Tampa General Hospital Project, Series 2003 A:
                         Development Authority        5.000% 10/01/18                                     825,000       848,018
                                                      5.250% 10/01/24                                     800,000       813,520

                                                  -----------------------------------------------------------------------------
            FL West Orange Healthcare District    Series 2001 A,
                                                      5.650% 02/01/22                                   1,050,000     1,102,626

                                                  -----------------------------------------------------------------------------
          IL State Health Facilities Authority    Swedish American Hospital, Series 2000,
                                                      6.875% 11/15/30                                   1,000,000     1,106,820

                                                  -----------------------------------------------------------------------------
          LA State Public Facilities Authority    Touro Infirmary, Series 1999 A,
                                                      5.625% 08/15/29                                   1,240,000     1,261,700

                                                  -----------------------------------------------------------------------------
      MA State Health & Educational Facilities    Massachusetts General Hospital, Series 1992 F,
                                     Authority    Insured: AMBAC
                                                      6.250% 07/01/12                                   5,750,000     6,559,428
                                                  South Shore Hospital, Series 1999 F:
                                                      5.625% 07/01/19                                   1,000,000     1,050,640
                                                      5.750% 07/01/29                                   2,500,000     2,590,650

                                                  -----------------------------------------------------------------------------
      MD State Health & Educational Facilities    University of Maryland Medical System, Series 2000,
                                     Authority        6.750% 07/01/30                                     500,000       564,440

                                                  -----------------------------------------------------------------------------
      MO State Health & Educational Facilities    Lake Regional Health Systems, Series 2003,
                                     Authority        5.600% 02/15/25                                     625,000       650,487

                                                  -----------------------------------------------------------------------------
                                      MS State    University of Mississippi Medical Center, Series 1998 B,
                                                  Insured: AMBAC
                                                      5.500% 12/01/23                                   1,000,000     1,157,070

                                                  -----------------------------------------------------------------------------
                        NM Farmington Hospital    San Juan Regulated Medical Center, Series 2004 A,
                                                      5.000% 06/01/23                                     500,000       501,320

                                                  -----------------------------------------------------------------------------
           NV Henderson Health Care Facilities    Catholic Healthcare West, Series 1999 A,
                                                      6.750% 07/01/20                                   1,000,000     1,099,970

                                                  -----------------------------------------------------------------------------
    OH Highland County Joint Township Hospital    Series 1999,
                                      District        6.750% 12/01/29                                     475,000       465,904

                                                  -----------------------------------------------------------------------------
 OH Miami County Hospital Facilities Authority    Upper Valley Medical Center, Series 1996 C,
                                                      6.000% 05/15/06                                     525,000       547,701

                                                  -----------------------------------------------------------------------------
        OK State Development Finance Authority    Duncan Regional Hospital, Series 2003 A,
                                                      5.125% 12/01/23                                   1,000,000     1,015,510

                                                  -----------------------------------------------------------------------------
            TN Knox County Health, Educational    East Tennessee Hospital, Series 2003 B,
                & Housing Facilities Authority        5.750% 07/01/33                                     750,000       777,008

                                                  -----------------------------------------------------------------------------
      WI State Health & Educational Facilities    Aurora Health Care, Series 2003,
                                     Authority        6.400% 04/15/33                                   1,075,000     1,142,424
                                                  Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                     900,000       948,726

                                                  -----------------------------------------------------------------------------
                                                                                                  Hospitals Total    26,078,144


8  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
HEALTH CARE - (continued)
Intermediate Care Facilities - 0.5%                                                                       Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
IN State Health Facilities Financing Authority    Hoosier Care, Inc., Series 1999 A,
                                                      7.125% 06/01/34                                   2,395,000     2,052,970

                                                  -----------------------------------------------------------------------------
                                                                               Intermediate Care Facilities Total     2,052,970
                                                                                                                     ----------
                                                                                                HEALTH CARE TOTAL    32,317,590
HOUSING - 1.5%
Assisted Living/Senior - 0.2%
----------------------------------------------    -----------------------------------------------------------------------------
      NY Suffolk County Industrial Development    Gurwin Jewish-Phase II, Series 2004,
                                        Agency        6.700% 05/01/39                                     900,000       923,535

                                                  -----------------------------------------------------------------------------
                                                                                     Assisted Living/Senior Total       923,535
Multi-Family - 0.9%
----------------------------------------------    -----------------------------------------------------------------------------
   FL Broward County Housing Finance Authority    Chaves Lake Apartment Project, Series 2000 A, AMT,
                                                      7.500% 07/01/40                                   1,500,000     1,500,405

                                                  -----------------------------------------------------------------------------
      FL Clay County Housing Finance Authority    Madison Commons Apartments, Series 2000 A, AMT,
                                                      7.450% 07/01/40                                     725,000       727,458

                                                  -----------------------------------------------------------------------------
            NC Medical Care Commission Revenue    Health Care Housing-ARC Projects, Series 2004 A,
                                                      5.800% 10/01/34                                   1,400,000     1,410,766

                                                  -----------------------------------------------------------------------------
                                                                                               Multi-Family Total     3,638,629
Single Family - 0.4%
----------------------------------------------    -----------------------------------------------------------------------------
           NM State Mortgage Finance Authority    Series 2000 A-2, AMT,
                                                  Insured: FHA
                                                      7.100% 09/01/30                                     580,000       583,283

                                                  -----------------------------------------------------------------------------
                     NV State Housing Division    Series 1991 A-2, AMT,
                                                  Insured: FHA
                                                      7.750% 04/01/22                                     295,000       295,552

                                                  -----------------------------------------------------------------------------
                     OH Housing Finance Agency    Series 1997 A-1, AMT,
                                                  Insured: GNMA
                                                      6.050% 09/01/17                                     490,000       516,259

                                                  -----------------------------------------------------------------------------
     RI State Housing & Mortgage Finance Corp.    Series 1988, AMT,
                                                  Insured: FHA
                                                      7.550% 10/01/22                                     515,000       515,587

                                                  -----------------------------------------------------------------------------
                                                                                              Single Family Total     1,910,681
                                                                                                                    -----------
                                                                                                    HOUSING TOTAL     6,472,845

INDUSTRIAL - 4.9%
Food Products - 2.8%
----------------------------------------------    -----------------------------------------------------------------------------
         GA Cartersville Development Authority    Anheuser Busch Companies, Inc.,
                                                  Series 1989 A, AMT,
                                                      7.375% 05/01/09 (b)                               9,000,000    10,507,410

                                                  -----------------------------------------------------------------------------
                       MI State Strategic Fund    Michigan Sugar Co., Carollton Project:
                                                  Series 1998 B,
                                                      6.450% 11/01/25                                     700,000       650,503
                                                  Series 1998 C, AMT,
                                                      6.550% 11/01/25                                     800,000       752,072

                                                  -----------------------------------------------------------------------------
                                                                                              Food Products Total    11,909,985


                               See Accompanying Notes to Financial Statements. 9

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
INDUSTRIAL - (continued)
Forest Products - 1.4%                                                                                    Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
              FL Escambia County Environmental    Series 2003 A, AMT,
                           Improvement Revenue        5.750% 11/01/27                                     550,000       561,209

                                                  -----------------------------------------------------------------------------
 WA Port Longview Industrial Development Corp.    Weyerhaeuser Corp., Series 1992, AMT,
                                                      6.875% 10/01/08                                   4,750,000     5,279,340

                                                  -----------------------------------------------------------------------------
                                                                                            Forest Products Total     5,840,549
Manufacturing - 0.3%
----------------------------------------------    -----------------------------------------------------------------------------
            MO State Development Finance Board    Procter & Gamble Co., Series 1999, AMT,
                                                      5.200% 03/15/29                                   1,000,000     1,059,790

                                                  -----------------------------------------------------------------------------
                                                                                              Manufacturing Total     1,059,790
Oil & Gas - 0.3%
----------------------------------------------    -----------------------------------------------------------------------------
         NJ Middlesex County Pollution Control    Amerada Hess Corp., Series 2004,
                                                      6.050% 09/15/34                                     240,000       253,260

                   VI Public Finance Authority    Hovensa Refinery, Series 2003, AMT,
                                                      6.125% 07/01/22                                     875,000       938,114

                                                  -----------------------------------------------------------------------------
                                                                                                  Oil & Gas Total     1,191,374
Other Industrial Development Bonds - 0.1%
----------------------------------------------    -----------------------------------------------------------------------------
       MI State Strategic Fund Obligation Ltd.    NSF International Project, Series 2004,
                                                      5.250% 08/01/26                                     600,000       615,816

                                                  -----------------------------------------------------------------------------
                                                                         Other Industrial Development Bonds Total       615,816
                                                                                                                     ----------
                                                                                                 INDUSTRIAL TOTAL    20,617,514

OTHER - 13.2%
Refunded/Escrowed (c) - 12.9%
----------------------------------------------    -----------------------------------------------------------------------------
   CA Foothill/Eastern Transportation Corridor    Series 1995 A,
                                        Agency        (a) 01/01/18                                     10,000,000     5,664,600

                                                  -----------------------------------------------------------------------------
      FL Jacksonville Transportation Authority    Series 1985,
                                                      9.200% 01/01/15                                   2,000,000     2,773,340

                                                  -----------------------------------------------------------------------------
                              GA Fulton County    Series 1992,
                                                  Insured: FGIC
                                                      6.375% 01/01/14                                  13,270,000    15,821,954

                                                  -----------------------------------------------------------------------------
         GA State Municipal Electric Authority    Series 1991,
                                                  Insured: MBIA
                                                      6.600% 01/01/18                                   3,600,000     4,481,856

                                                  -----------------------------------------------------------------------------
  ID State Health Facilities Authority Revenue    Intermountain Health Care Hospitals, Inc.,
                                                  Series 1992,
                                                      6.650% 02/15/21                                   1,200,000     1,558,992

                                                  -----------------------------------------------------------------------------
   IL Metropolitan Pier & Exposition Authority    Series 1996 A,
                                                  Insured: MBIA
                                                      (a) 06/15/12                                      2,655,000     2,020,853

                                                  -----------------------------------------------------------------------------
             NC Eastern Municipal Power Agency    Series 1991 A,
                                                      6.500% 01/01/18                                   4,315,000     5,470,859

                                                  -----------------------------------------------------------------------------
       NY Triborough Bridge & Tunnel Authority    Series 1992 Y,
                                                      6.125% 01/01/21                                   5,500,000     6,814,940


10  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
OTHER - (continued)
Refunded/Escrowed (c) - (continued)                                                                       Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
   OH Cleveland-Cuyahoga County Port Authority    Oglebay Northern Co. Project, Series 1997-1, AMT,
                                                      6.000% 03/01/07                                     160,000       168,288

                                                  -----------------------------------------------------------------------------
                   OH Hilliard School District    Series 1995 A,
                                                      Insured: FGIC
                                                      (a) 12/01/12                                      2,505,000     1,846,486

                                                  -----------------------------------------------------------------------------
          OH State Water Development Authority    Series 1990-1,
                                                  Insured: AMBAC
                                                      6.000% 12/01/16                                   1,000,000     1,164,570

                                                  -----------------------------------------------------------------------------
        SC Calhoun County Solid Waste Disposal    Eastman Kodak Co., Series 1992, AMT,
                                    Facilities        6.750% 05/01/17                                   3,000,000     3,756,720

                                                  -----------------------------------------------------------------------------
       TX Houston Water & Sewer System Revenue    Series 1998,
                                                  Insured: FSA
                                                      (a) 12/01/23                                      2,515,000     1,004,692

                                                  -----------------------------------------------------------------------------
               TX State Municipal Power Agency    Series 1989,
                                                  Insured: AMBAC
                                                      (a) 09/01/08                                         75,000        68,141

                                                  -----------------------------------------------------------------------------
           WV State Hospital Finance Authority    Charlestown Area Medical Center, Series 2000 A,
                                                      6.750% 09/01/30                                   1,610,000     1,930,680

                                                  -----------------------------------------------------------------------------
                                                                                          Refunded/Escrowed Total    54,546,971
Tobacco - 0.3%
----------------------------------------------    -----------------------------------------------------------------------------
         NJ Tobacco Settlement Financing Corp.    Series 2003,
                                                      6.750% 06/01/39                                   1,415,000     1,413,005

                                                  -----------------------------------------------------------------------------
                                                                                                    Tobacco Total     1,413,005
                                                                                                                    -----------
                                                                                                      OTHER TOTAL    55,959,976

OTHER REVENUE - 1.4%
Recreation - 1.2%
----------------------------------------------    -----------------------------------------------------------------------------
        CA Agua Caliente Band Cahuilla Indians    Series 2003,
                                                      6.000% 07/01/18                                     350,000       361,875

                                                  -----------------------------------------------------------------------------
               CA Cabazon Band Mission Indians    Indio Springs Parkway,
                                                  Series 2004:
                                                      8.375% 10/01/15 (d)                                 595,000       599,248
                                                      8.750% 07/01/19 (d)                               2,100,000     2,114,595

                                                  -----------------------------------------------------------------------------
                       FL Capital Trust Agency    Seminole Tribe Convention Center, Series 2002 A,
                                                      10.000% 10/01/33 (d)                              1,500,000     1,758,405

                                                  -----------------------------------------------------------------------------
                                                                                                 Recreation Total     4,834,123
Retail - 0.2%
----------------------------------------------    -----------------------------------------------------------------------------
       NJ State Economic Development Authority    Glimcher Properties L.P. Project, Series 1998, AMT,
                                                      6.000% 11/01/28                                     850,000       848,198

                                                  -----------------------------------------------------------------------------
                                OH Lake County    North Madison Properties Ltd. Project, Series 1993,
                                                      8.819% 09/01/11                                     165,000       165,439

                                                  -----------------------------------------------------------------------------
                                                                                                     Retail Total     1,013,637
                                                                                                                    -----------
                                                                                              OTHER REVENUE TOTAL     5,847,760


                             See Accompanying Notes to Financial Statements.  11

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
RESOURCE RECOVERY - 0.4%
Disposal - 0.4%                                                                                           Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
              IL Development Finance Authority    Waste Management, Inc., Series 1997, AMT,
                                                      5.050% 01/01/10                                     500,000       525,660

                                                  -----------------------------------------------------------------------------
                       MI State Strategic Fund    United Waste Systems, Inc., Series 1995, AMT,
                                                      5.200% 04/01/10                                     500,000       529,340

                                                  -----------------------------------------------------------------------------
    NV State Department of Business & Industry    Republic Services, Inc. Project, Series 2003, AMT,
                                                      5.625% 12/01/26                                     500,000       543,545

                                                  -----------------------------------------------------------------------------
                                                                                                   Disposal Total     1,598,545
                                                                                                                    -----------
                                                                                          RESOURCE RECOVERY TOTAL     1,598,545

TAX-BACKED - 32.7%
Local Appropriated - 2.2%
----------------------------------------------    -----------------------------------------------------------------------------
                      CA San Bernardino County    Series 2002 A,
                                                  Insured: MBIA
                                                      5.000% 07/01/15                                   2,210,000     2,445,940

                                                  -----------------------------------------------------------------------------
                 IL Chicago Board of Education    Series 1992 A,
                                                  Insured: MBIA
                                                      6.000% 01/01/16                                   5,000,000     5,946,750

                                                  -----------------------------------------------------------------------------
          IN Crown Point School Building Corp.    Series 2000,
                                                  Insured: MBIA
                                                      (a)01/15/19                                       1,665,000       868,497

                                                  -----------------------------------------------------------------------------
                                                                                         Local Appropriated Total     9,261,187
Local General Obligations - 12.5%
----------------------------------------------    -----------------------------------------------------------------------------
                        AK North Slope Borough    Series 1999 A,
                                                  Insured: MBIA
                                                      (a) 06/30/10                                      2,515,000     2,080,433
                                                  Series 2000 B,
                                                  Insured: MBIA
                                                      (a) 06/30/10                                      2,000,000     1,654,680
                                                  Series 2001 A,
                                                  Insured: MBIA
                                                      (a) 06/30/12                                      5,000,000     3,734,250

                                                  -----------------------------------------------------------------------------
     CA Golden West School Financing Authority    Series 1999 A,
                                                  Insured: MBIA
                                                      (a) 08/01/15                                      1,500,000       952,035

                                                  -----------------------------------------------------------------------------
        CA Los Angeles Unified School District    Series 2002,
                                                  Insured: MBIA
                                                      5.750% 07/01/16                                     400,000       472,124

                                                  -----------------------------------------------------------------------------
          CA Yuba City Unified School District    Series 2000,
                                                  Insured: FGIC
                                                      (a) 09/01/18                                      1,160,000       618,906

                                                  -----------------------------------------------------------------------------
  CA West Contra Costa Unified School District    Series 2001 B,
                                                  Insured: MBIA
                                                      6.000% 08/01/24                                     465,000       568,909

                                                  -----------------------------------------------------------------------------
                           IL Champaign County    Series 1999,
                                                  Insured: FGIC
                                                      8.250% 01/01/20                                   1,015,000     1,458,382


12  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local General Obligations - (continued)                                                                   Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                 IL Chicago Board of Education    Series 1996,
                                                  Insured: MBIA
                                                      6.250% 12/01/12                                   2,500,000     2,976,850
                                                  Series 1998 B-1,
                                                  Insured: FGIC
                                                      (a) 12/01/21                                      1,500,000       669,045

                                                  -----------------------------------------------------------------------------
         IL Chicago Emergency Telephone System    Series 1999,
                                                      Insured: FGIC
                                                      5.500% 01/01/23                                   2,250,000     2,607,525

                                                  -----------------------------------------------------------------------------
        IL Cook County School District No. 102    Series 2001,
                                                  Insured: FGIC
                                                      (a) 12/01/20                                      3,065,000     1,447,814

                                                  -----------------------------------------------------------------------------
 IL Will County Community Unit School District    Valley View, Series 1999 B,
                                       No. 365    Insured: FSA
                                                      (a) 11/01/18                                      1,900,000     1,007,342

                                                  -----------------------------------------------------------------------------
   IL Will County Forest Preservation District    Series 1999,
                                                  Insured: FGIC
                                                      (a) 12/01/16                                      1,000,000       590,620

                                                  -----------------------------------------------------------------------------
                                LA New Orleans    Series 1991,
                                                  Insured: AMBAC
                                                      (a) 09/01/12                                      6,250,000     4,643,187

                                                  -----------------------------------------------------------------------------
       MO Springfield School District No. R-12    Series 1991 B,
                                                  Insured: FGIC
                                                      9.500% 03/01/07                                     600,000       689,412

                                                  -----------------------------------------------------------------------------
                                      NE Omaha    Omaha Convention Center Arena, Series 2004,
                                                      5.250% 04/01/23                                   1,000,000     1,138,360

                                                  -----------------------------------------------------------------------------
      OH Adams County Ohio Valley Local School    Series 1995,
                                      District    Insured: MBIA
                                                      7.000% 12/01/15                                   3,000,000     3,761,640

                                                  -----------------------------------------------------------------------------
          OH Beavercreek Local School District    Series 1996,
                                                  Insured: FGIC
                                                      6.600% 12/01/15                                   2,500,000     3,086,725

                                                  -----------------------------------------------------------------------------
 OH Crooksville Exempt Village School District    Series 1986,
                                                      7.375% 12/01/07                                      25,000        27,932

                                                  -----------------------------------------------------------------------------
                            OH Cuyahoga County    Series 1993 A,
                                                  Insured: MBIA
                                                      (a) 10/01/12                                      1,000,000       742,430

                                                  -----------------------------------------------------------------------------
                OH Dublin City School District    Series 1997,
                                                  Insured: MBIA
                                                      (a) 12/01/11                                        900,000       699,840

                                                  -----------------------------------------------------------------------------
              OH Eastern Local School District    Brown & Highland Counties, Series 1995,
                                                  Insured: FGIC
                                                      6.250% 12/01/17                                   1,160,000     1,429,190

                                                  -----------------------------------------------------------------------------
     OH Gahanna-Jefferson City School District    Series 1993,
                                                  Insured: AMBAC
                                                      (a) 12/01/11                                        795,000       619,035


                             See Accompanying Notes to Financial Statements.  13

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Local General Obligations - (continued)                                                                   Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                   OH Hilliard School District    Series 2000,
                                                  Insured: FGIC
                                                      5.750% 12/01/24                                   1,000,000     1,132,000

                                                  -----------------------------------------------------------------------------
                OH Kings Local School District    Series 1995,
                                                  Insured: FGIC
                                                      7.500% 12/01/16                                   2,110,000     2,736,016

                                                  -----------------------------------------------------------------------------
               OH Lakota Local School District    Series 2001,
                                                  Insured: FGIC
                                                      5.500% 12/01/18                                   1,460,000     1,705,572

                                                  -----------------------------------------------------------------------------
            OH Massillion City School District    Series 2002,
                                                  Insured: AMBAC:
                                                      (a) 12/01/09                                        900,000       774,270
                                                      (a) 12/01/11                                      1,000,000       778,340

                                                  -----------------------------------------------------------------------------
               OH Monroe Local School District    Series 2002,
                                                  Insured: AMBAC
                                                      5.750% 12/01/19                                   1,195,000     1,431,168

                                                  -----------------------------------------------------------------------------
           OH North Fork Local School District    Series 2001,
                                                  Insured: FSA
                                                      5.750% 12/01/17                                     510,000       609,022

                                                  -----------------------------------------------------------------------------
         OH Pickerington Local School District    Series 2001,
                                                  Insured: FGIC
                                                      (a) 12/01/16                                      1,340,000       801,655

                                                  -----------------------------------------------------------------------------
        OH River Valley School District School    Series 2001,
         Facilities Construction & Improvement    Insured: FSA
                                                      5.250% 11/01/23                                     500,000       567,130

                                                  -----------------------------------------------------------------------------
        OH Shaker Heights City School District    Series 1990 A,
                                                      7.100% 12/15/10                                     550,000       631,444

                                                  -----------------------------------------------------------------------------
    OH Southwest Licking Local School District    Series 1999,
                                                  Insured: FGIC
                                                      5.750% 12/01/16                                     400,000       473,336

                                                  -----------------------------------------------------------------------------
     OH Tri-County North Local School District    Series 1986,
                                                      8.125% 12/01/06                                      75,000        82,064

                                                  -----------------------------------------------------------------------------
                      OH West Chester Township    Series 2002,
                                                  Insured: AMBAC
                                                      5.750% 12/01/20                                   1,000,000     1,197,980

                                                  -----------------------------------------------------------------------------
       TX Dallas County Flood Control District    Series 2002,
                                                      7.250% 04/01/32 (e)                               1,500,000     1,568,880

                                                  -----------------------------------------------------------------------------
       WA Clark County School District No. 037    Series 2001 C,
                                                  Insured: FGIC
                                                      (a) 12/01/20                                      1,150,000       545,169

                                                  -----------------------------------------------------------------------------
                                                                                  Local General Obligations Total    52,710,712


14  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
Special Non-Property Tax - 4.0%                                                                           Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
   IL Metropolitan Pier & Exposition Authority    Series 1996 A,
                                                  Insured: MBIA:
                                                      (a) 06/15/12                                      2,345,000     1,752,583
                                                      (a) 12/15/12                                      8,850,000     6,483,333

                                                  -----------------------------------------------------------------------------
 MA Massachusetts Bay Transportation Authority    Series 2003 A,
                                                      5.250% 07/01/19                                   1,200,000     1,360,992

                                                  -----------------------------------------------------------------------------
                           MI State Trunk Line    Series 2004,
                                                  Insured: FSA
                                                      5.000% 11/01/19                                   1,000,000     1,112,200

                                                  -----------------------------------------------------------------------------
             NJ Economic Development Authority    Cigarette Tax, Series 2004,
                                                      5.500% 06/15/31                                     150,000       154,000

                                                  -----------------------------------------------------------------------------
    NY State Local Government Assistance Corp.    Series 1993 E,
                                                  Insured: MBIA
                                                      5.000% 04/01/21                                   1,000,000     1,102,180

                                                  -----------------------------------------------------------------------------
          OH Hamilton County Sales Tax Revenue    Series 2000 B,
                                                  Insured: AMBAC
                                                      (a) 12/01/20                                      2,000,000       963,720

                                                  -----------------------------------------------------------------------------
        PR Commonwealth of Puerto Rico Highway    Series 2003 AA,
                    & Transportation Authority    Insured: MBIA
                                                      5.500% 07/01/19                                   1,000,000     1,173,500

                                                  -----------------------------------------------------------------------------
                  PR Public Building Authority    Series 2002 C,
                                                      5.500% 07/01/15                                   1,000,000     1,134,930

                                                  -----------------------------------------------------------------------------
               WA Central Puget Sound Regional    Series 1998,
                      Transportation Authority    Insured: FGIC
                                                      5.250% 02/01/21                                   1,500,000     1,684,635

                                                  -----------------------------------------------------------------------------
                                                                                   Special Non-Property Tax Total    16,922,073
Special Property Tax - 0.7%
----------------------------------------------    -----------------------------------------------------------------------------
      CA Huntington Beach Community Facilities    Grand Coast Resort, Series 2001,
                                      District        6.450% 09/01/31                                     500,000       520,100

                                                  -----------------------------------------------------------------------------
             CA Santa Margarita Water District    Series 1999,
                                                      6.250% 09/01/29                                     750,000       774,353

                                                  -----------------------------------------------------------------------------
        FL Double Branch Community Development    Series 2002 A,
                                      District        6.700% 05/01/34                                     400,000       431,824

                                                  -----------------------------------------------------------------------------
          FL Westchester Community Development    Special Assessment, Series 2003,
                                District No. 1        6.000% 05/01/23                                     560,000       577,108

                                                  -----------------------------------------------------------------------------
          IL State Sports Facilities Authority    Series 2001,
                                                  Insured: AMBAC
                                                      (a) 06/15/18                                      1,000,000       544,440

                                                  -----------------------------------------------------------------------------
                                                                                       Special Property Tax Total     2,847,825
State Appropriated - 4.9%
----------------------------------------------    -----------------------------------------------------------------------------
                   CA State Public Works Board    Coalinga State Hospital, Series 2004 A,
                                                      5.500% 06/01/15                                   1,000,000     1,126,060


                              See Accompanying Notes to Financial Statements. 15

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TAX-BACKED - (continued)
State Appropriated - (continued)                                                                          Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
                  KY State Turnpike Authority     Series 1992,
                                                  Insured: FGIC
                                                      (a) 01/01/10                                      7,500,000     6,374,025

                                                  -----------------------------------------------------------------------------
 NJ State Transportation Trust Fund Authority     Series 1999 A:
                                                      5.750% 06/15/18                                   5,000,000     5,857,950
                                                      5.750% 06/15/20                                   1,000,000     1,174,900
                                                  Series 2004,
                                                  Insured: FGIC
                                                      5.000% 06/15/22                                   2,000,000     2,110,980

                                                  -----------------------------------------------------------------------------
        UT State Building Ownership Authority     Series 1998 C,
                                                  Insured: FSA
                                                      5.500% 05/15/19                                   3,450,000     3,994,927

                                                  -----------------------------------------------------------------------------
                                                                                         State Appropriated Total    20,638,842
State General Obligations - 8.4%
----------------------------------------------    -----------------------------------------------------------------------------
                                      CA State    Series 2002,
                                                      5.250% 02/01/23                                   2,000,000     2,207,780
                                                  Series 2004,
                                                      5.000% 02/01/22                                   2,000,000     2,099,680

                                                  -----------------------------------------------------------------------------
 MA Massachusetts Bay Transportation Authority    Series 1992 B,
                                                  Insured: MBIA
                                                      6.200% 03/01/16                                   3,825,000     4,575,809
                                                  Series 1994 A:
                                                      7.000% 03/01/14                                   3,150,000     3,899,259
                                                  Insured: FSA
                                                      7.000% 03/01/19                                   2,500,000     3,218,825

                                                  -----------------------------------------------------------------------------
                                      OH State    Series 1992,
                                                      6.100% 08/01/12                                     380,000       448,316

                                                  -----------------------------------------------------------------------------
                                      PA State    Series 1992-2,
                                                  Insured: FSA
                                                      6.250% 07/01/12                                   7,200,000     8,569,440

                                                  -----------------------------------------------------------------------------
                PR Commonwealth of Puerto Rico    Series 1998,
                                                  Insured: MBIA
                                                      6.000% 07/01/16                                   2,000,000     2,419,320
                                                  Series 2001 A,
                                                  Insured: MBIA
                                                      5.500% 07/01/16                                   4,230,000     4,924,989
                                                  Series 2004 A,
                                                      5.250% 07/01/21                                   3,000,000     3,227,640

                                                  -----------------------------------------------------------------------------
                                                                                  State General Obligations Total    35,591,058
                                                                                                                    -----------
                                                                                                 TAX-BACKED TOTAL   137,971,697

TRANSPORTATION - 6.0%
Air Transportation - 1.6%
----------------------------------------------    -----------------------------------------------------------------------------
       IL Chicago O'Hare International Airport    United Airlines, Inc., Series 2000 A, AMT,
                                                      6.750% 11/01/11 (e)(f)                            1,600,000       566,880


16  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Air Transportation - (continued)                                                                          Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
             IN Indianapolis Airport Authority    Federal Express Corp. Project, Series 2004, AMT,
                                                      5.100% 01/15/17                                     500,000       527,880
                                                  United Airlines, Inc., Series 1995 A, AMT,
                                                      6.500% 11/15/31(f)                                1,360,000       142,487

                                                  -----------------------------------------------------------------------------
                KY Kenton County Airport Board    Delta Airlines, Inc., Series 1992 A, AMT,
                                                      7.500% 02/01/20                                   1,000,000       845,180

                                                  -----------------------------------------------------------------------------
        MN Minneapolis & St. Paul Metropolitan    Northwest Airlines:
                           Airports Commission    Series 2001 A, AMT,
                                                      7.000% 04/01/25                                   1,250,000     1,145,712
                                                  Series 2001 B, AMT,
                                                      6.500% 04/01/25                                     500,000       501,375

                                                  -----------------------------------------------------------------------------
    NC Charlotte/Douglas International Airport    US Airways, Inc.:
                                                  Series 1998, AMT,
                                                      5.600% 07/01/27 (g)                               1,000,000       457,320
                                                  Series 2000, AMT,
                                                      7.750% 02/01/28 (g)                               1,000,000       491,510

                                                  -----------------------------------------------------------------------------
       NJ State Economic Development Authority    Continental Airlines, Inc., Series 1999, AMT,
                                                      6.250% 09/15/29                                   2,000,000     1,623,740

                                                  -----------------------------------------------------------------------------
    TN Memphis-Shelby County Airport Authority    Federal Express Corp., Series 2002,
                                                      5.050% 09/01/12                                     500,000       533,525

                                                  -----------------------------------------------------------------------------
                                                                                         Air Transportation Total     6,835,609
Airports - 0.3%
----------------------------------------------    -----------------------------------------------------------------------------
               MA State Port Authority Revenue    Series 1999, AMT, IFRN,
                                                  Insured: FGIC
                                                      9.410% 07/01/29 (h)(d)                            1,000,000     1,198,550

                                                  -----------------------------------------------------------------------------
                                                                                                   Airports Total     1,198,550
Toll Facilities - 2.1%
----------------------------------------------    -----------------------------------------------------------------------------
             CO E-470 Public Highway Authority    Series 2000 B,
                                                  Insured: MBIA
                                                      (a) 09/01/18                                      4,600,000     2,474,340

                                                  -----------------------------------------------------------------------------
             MA State Turnpike Authority Metro    Series 1997 C,
                       Highway Systems Revenue    Insured: MBIA
                                                      (a) 01/01/20                                      2,000,000     1,008,060

                                                  -----------------------------------------------------------------------------
       NY Triborough Bridge & Tunnel Authority    Series 2002 E,
                                                  Insured: MBIA
                                                      5.500% 11/15/20                                   2,050,000     2,395,446

                                                  -----------------------------------------------------------------------------
                  OH State Turnpike Commission    Series 1998 A,
                                                  Insured: FGIC
                                                      5.500% 02/15/17                                   1,690,000     1,958,017

                                                  -----------------------------------------------------------------------------
            VA Richmond Metropolitan Authority    Series 1998,
                                                  Insured: FGIC
                                                      5.250% 07/15/22                                   1,100,000     1,251,162

                                                  -----------------------------------------------------------------------------
                                                                                            Toll Facilities Total     9,087,025


                             See Accompanying Notes to Financial Statements.  17

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
TRANSPORTATION - (continued)
Transportation - 2.0%                                                                                     Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
         GA Metropolitan Atlanta Rapid Transit    Series 1992 P,
                                     Authority    Insured: AMBAC
                                                      6.250% 07/01/20                                   4,000,000     4,851,560

                                                  -----------------------------------------------------------------------------
    NV State Department of Business & Industry    Las Vegas Monorail Project, Series 2000:
                                                      7.375% 01/01/30                                     650,000       667,433
                                                      7.375% 01/01/40                                     500,000       510,935

                                                  -----------------------------------------------------------------------------
         OH Toledo-Lucas County Port Authority    CSX Transportation, Inc., Series 1992,
                                                      6.450% 12/15/21                                   2,000,000     2,264,060

                                                  -----------------------------------------------------------------------------
                                                                                             Transportation Total     8,293,988
                                                                                                                    -----------
                                                                                             TRANSPORTATION TOTAL    25,415,172

UTILITY - 23.8%
Independent Power Producers - 0.6%
----------------------------------------------    -----------------------------------------------------------------------------
      NY Suffolk County Industrial Development    Nissequogue Cogen Partners, Series 1998, AMT,
                                        Agency        5.500% 01/01/23                                   1,000,000       969,690

                                                  -----------------------------------------------------------------------------
       PA Carbon County Industrial Development    Panther Creek Partners Project,
                                     Authority    Series 2000, AMT,
                                                      6.650% 05/01/10                                     830,000       899,114

                                                  -----------------------------------------------------------------------------
PR Industrial, Tourist, Educational, Medical &    AES Project, Series 2000, AMT,
              Environmental Control Facilities        6.625% 06/01/26                                     645,000       698,238

                                                  -----------------------------------------------------------------------------
                                                                                Independent Power Producers Total     2,567,042
Investor Owned - 1.9%
----------------------------------------------    -----------------------------------------------------------------------------
                                 IN Petersburg    Series 1995 C, AMT,
                                                      5.950% 12/01/29                                   1,500,000     1,572,675

                                                  -----------------------------------------------------------------------------
        IN State Development Finance Authority    Series 1999, AMT,
                                                      5.950% 08/01/30                                   1,000,000     1,022,510

                                                  -----------------------------------------------------------------------------
    OH State Air Quality Development Authority    Cleveland Electric Illuminating Co.,
                                                  Series 2002 A,
                                                      6.000% 12/01/13                                     500,000       531,465
                                                  JMG Funding Ltd. Project, Series 1997, AMT,
                                                  Insured: AMBAC
                                                      5.625% 01/01/23                                   1,000,000     1,064,480

                                                  -----------------------------------------------------------------------------
                     TX Brazos River Authority    Texas Utilities Electric Co. Project:
                                                  Series 1999 B, AMT,
                                                      6.750% 09/01/34                                   2,455,000     2,844,805
                                                  Series 2001 C, AMT,
                                                      5.750% 05/01/36                                     395,000       433,967

                                                  -----------------------------------------------------------------------------
               WY Lincoln County Environmental    Pacificorp Project, Series 1995, AMT,
                           Improvement Revenue        4.125% 11/01/25                                     500,000       490,225

                                                  -----------------------------------------------------------------------------
                                                                                             Investor Owned Total     7,960,127


18  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Joint Power Authority -10.7%                                                                              Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
         GA State Municipal Electric Authority    Series 1991,
                                                  Insured: MBIA
                                                      6.600% 01/01/18                                  17,700,000    21,725,865

                                                  -----------------------------------------------------------------------------
             NC Eastern Municipal Power Agency    Series 1991 A,
                                                      6.500% 01/01/18                                   2,185,000     2,647,717
                                                  Series 1992,
                                                  Insured: MBIA
                                                      (a) 01/01/09                                      2,260,000     2,010,180
                                                  Series 1993,
                                                  Insured: AMBAC
                                                      6.000% 01/01/18                                   7,000,000     8,369,130

                                                  -----------------------------------------------------------------------------
           WA State Public Power Supply System    Nuclear Project No. 2, Series 1992 A,
                                                      6.300% 07/01/12                                   3,500,000     4,149,145
                                                  Nuclear Project No. 3, Series 1989 B,
                                                      (a) 07/01/08                                      7,000,000     6,322,400

                                                  -----------------------------------------------------------------------------
                                                                                      Joint Power Authority Total    45,224,437
Municipal Electric - 3.3%
----------------------------------------------    -----------------------------------------------------------------------------
      OH Cleveland Public Power System Revenue    Series 1994 A,
                                                  Insured: MBIA
                                                      (a) 11/15/13                                      2,000,000     1,403,760

                                                  -----------------------------------------------------------------------------
    PA Westmoreland County Municipal Authority    Series 2000 A,
                                                  Insured: FGIC
                                                      (a) 08/15/23                                      1,400,000       565,880

                                                  -----------------------------------------------------------------------------
       PR Puerto Rico Electric Power Authority    Series 2002 KK,
                                                  Insured: MBIA
                                                      5.500% 07/01/16                                   2,000,000     2,328,600

                                                  -----------------------------------------------------------------------------
         SD Heartland Consumers Power District    Series 1992,
                                                  Insured: FSA
                                                      6.000% 01/01/17                                   8,000,000     9,546,880

                                                  -----------------------------------------------------------------------------
                                                                                         Municipal Electric Total    13,845,120
Water & Sewer - 7.3%
----------------------------------------------    -----------------------------------------------------------------------------
         GA Atlanta Water & Wastewater Revenue    Series 1999 A,
                                                  Insured: FGIC
                                                      5.500% 11/01/22                                   3,225,000     3,751,771
                                                  Series 2001 A,
                                                  Insured: MBIA
                                                      5.500% 11/01/27                                   1,500,000     1,719,570

                                                  -----------------------------------------------------------------------------
                              GA Fulton County    Series 1992,
                                                  Insured: FGIC
                                                      6.375% 01/01/14                                     430,000       507,344

                                                  -----------------------------------------------------------------------------
               OH Cleveland Waterworks Revenue    Series 1993,
                                                  Insured: MBIA
                                                      5.500% 01/01/21                                   3,000,000     3,470,100

                                                  -----------------------------------------------------------------------------
             OH Lakewood Water Systems Revenue    Series 1995,
                                                  Insured: AMBAC
                                                      5.850% 07/01/20                                   2,405,000     2,899,733


                             See Accompanying Notes to Financial Statements.  19

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Municipal Bonds - (continued)
UTILITY - (continued)
Water & Sewer - (continued)                                                                               Par ($)     Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
          OH State Water Development Authority    Series 1991 B,
                                                  Insured: FSA
                                                      5.500% 06/01/18                                   1,000,000     1,165,880

                                                  -----------------------------------------------------------------------------
                  OH Warren Waterworks Revenue    Series 1997,
                                                  Insured: FGIC
                                                      5.500% 11/01/15                                     500,000       569,995

                                                  -----------------------------------------------------------------------------
      PA Allegheny County Sanitation Authority    Series 1991 A,
                                                  Insured: FGIC
                                                      (a) 06/01/07                                      2,370,000     2,227,089

                                                  -----------------------------------------------------------------------------
      PA Dauphin County Industrial Development    Dauphin Water Supply Co.,
                                     Authority    Series 1992 A, AMT,
                                                      6.900% 06/01/24                                   3,400,000     4,319,224

                                                  -----------------------------------------------------------------------------
       TX Houston Water & Sewer System Revenue    Series 1998,
                                                  Insured: FSA
                                                      (a) 12/01/23                                        985,000       389,154
                                                  Series 1991 C,
                                                  Insured: AMBAC:
                                                      (a) 12/01/08                                      4,000,000     3,578,960
                                                      (a) 12/01/09                                      4,000,000     3,421,920
                                                      (a) 12/01/10                                      3,750,000     3,050,475

                                                  -----------------------------------------------------------------------------
                                                                                              Water & Sewer Total    31,071,215
                                                                                                                    -----------
                                                                                                    UTILITY TOTAL   100,667,941
                                                  Total Municipal Bonds
                                                  (cost of $363,953,298)                                            407,908,989

Municipal Preferred Stocks - 1.1%
HOUSING - 1.1%
Multi-Family - 1.1%
----------------------------------------------    -----------------------------------------------------------------------------
               Charter Mac Equity Issuer Trust    AMT,
                                                      6.625% 06/30/09 (d)(h)                            2,000,000     2,214,360
                          MuniMae Equity Trust    AMT,
                                                      7.750% 06/30/50 (d)(h)                            2,000,000     2,342,780

                                                  Total Municipal Preferred Stock
                                                  (cost of $4,000,000)                                                4,557,140

Investment Company - 0.0%
----------------------------------------------    -----------------------------------------------------------------------------
           Federated Tax-Free Obligations Fund                                                                677           677
                                                                                                                    -----------
                                                  Total Investment Company
                                                  (cost of $677)                                                            677


20  See Accompanying Notes to Financial Statements.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Short-Term Obligations - 1.3%
VARIABLE RATE DEMAND NOTES (i) - 1.3%                                                                     Par ($)      Value ($)
----------------------------------------------    -----------------------------------------------------------------------------
           FL Alachua County Health Facilities    Oak Hammock at University of Florida, Inc.,
                                                  Series 2002
                                                      2.220% 10/01/32                                     300,000       300,000

                                                  -----------------------------------------------------------------------------
        IN Health Facility Financing Authority    Fayette Memorial Hospital Association, Inc.,
                                                  Series 2002
                                                      2.270% 10/01/32                                   1,100,000     1,100,000

                                                  -----------------------------------------------------------------------------
                    MN Brooklyn Center Revenue    Brookdale Corp. II Project, Series 2001,
                                                      2.270% 12/01/14                                     800,000       800,000

                                                  -----------------------------------------------------------------------------
                          MN Convention Center    Series 2000,
                                                      1.840% 12/01/18                                   1,000,000     1,000,000

                                                  -----------------------------------------------------------------------------
                            MN Mankato Revenue    Bethany Lutheran College,
                                                  Series 2000 B,
                                                      2.270% 11/01/15                                     100,000       100,000

                                                  -----------------------------------------------------------------------------
      MO State Health & Educational Facilities    Bethesda Health Group of St. Louis, Inc.,
                                     Authority    Series 2001 A,
                                                      2.270% 08/01/31                                     100,000       100,000

                                                  -----------------------------------------------------------------------------
   MS Jackson County Pollution Control Revenue    Chevron Corp, Series 1992,
                                                      2.150% 12/01/16                                     500,000       500,000

                                                  -----------------------------------------------------------------------------
      WI State Health & Educational Facilities    ProHealth Care, Inc., Series 2001 B,
                                     Authority        2.220% 12/01/16                                     300,000       300,000

                                                  -----------------------------------------------------------------------------
     WY Uinta County Pollution Control Revenue    Chevron USA, Inc. Project, Series 1993,
                                                      2.150% 08/15/20                                   1,100,000     1,100,000

                                                  -----------------------------------------------------------------------------
                                                                                 VARIABLE RATE DEMAND NOTES TOTAL     5,300,000

                                                  Total Short-Term Obligations
                                                  (cost of $5,300,000)                                                5,300,000

                                                  Total Investments - 98.9%
                                                  (cost of $373,253,975) (j)                                        417,766,806

                                                  Other Assets & Liabilities, Net - 1.1%                              4,783,597

                                                  Net Assets - 100.0%                                               422,550,403


                             See Accompanying Notes to Financial Statements.  21

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Notes to Investment Portfolio:

(a)   Zero coupon bond.

(b) A portion of the security with a market value of $3,385,721 is pledged as collateral for open futures contracts.

(c) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to $10,227,938, which represents 2.4% of net assets.

(e) Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At December 31, 2004, the value of these securities amounted to $2,135,760, which represents 0.5% of net assets.

                                                  Acquisition    Acquisition
Security                                             Date           Cost
--------                                          -----------    -----------
IL Chicago O'Hare International Airport
United Airlines, Inc., Series 2000 A, AMT,
    6.750% 11/01/11                                06/14/00      $ 1,625,959
TX Dallas County Flood Control District
Series 2002,
    7.250% 04/01/32                                12/13/02        1,500,000
                                                                 -----------
                                                                 $ 3,125,959
                                                                 -----------

(f) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of December 31, 2004, the value of these securities amounted to $709,367, which represents 0.2% of net assets.

(g) The issuer has filed for bankruptcy protection under Chapter 11.Income is being accrued. As of December 31, 2004, the value of these securities amounted to $948,830, which represents 0.2% of net assets.

(h) Variable rate security. The interest rate shown reflects the rate as of December 31, 2004.

(i) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of December 31, 2004.

(j)   Cost for federal income purposes is $373,006,860.

      At December 31, 2004, the Fund held the following open short futures contracts:

                    Number of                   Aggregate      Expiration      Unrealized
   Type             Contracts      Value        Face Value        Date        Depreciation
   ----             ---------      -----        ----------     ----------     ------------
   10-Year U.S.
     Treasury Notes    200      $22,387,500    $22,069,124      Mar-2005       $(318,376)

   At December 31, 2004, the Fund held investments in the following sectors:

   Holdings by                                              % of
   Revenue Source                                     Net Assets
   -------------------------------------------------------------
   Tax-Backed                                               32.7%
   Utility                                                  23.8
   Other                                                    13.2
   Health Care                                               7.6
   Transportation                                            6.0
   Education                                                 5.0
   Industrial                                                4.9
   Housing                                                   2.6
   Other Revenue                                             1.4
   Resource Recovery                                         0.4
   Investment Company                                        0.0
   Short-Term Obligations                                    1.3
   Other Assets & Liabilities, Net                           1.1
                                                           -----
                                                           100.0%
                                                           -----

   Acronym                   Name
   -------                   ----
   ABAG            Association of Bay Area Government
   AMBAC           Ambac Assurance Corp.
   AMT             Alternative Minimum Tax
   FGIC            Financial Guaranty Insurance Co.
   FHA             Federal Housing Administration
   FSA             Financial Security Assurance, Inc.
   GNMA            Government National Mortgage Association
   MBIA            MBIA Insurance Corp.
   RAD             Radian Asset Assurance, Inc.
   IFRN            Inverse Floating Rate Note


22  See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

                                                                                                                            ($)
----------------------------------------------    -----------------------------------------------------------------------------
                                        Assets    Investments, at cost                                              373,253,975
                                                                                                                    -----------
                                                  Investments, at value                                             417,766,806
                                                  Cash                                                                   67,452
                                                  Receivable for:
                                                    Fund shares sold                                                    108,458
                                                    Interest                                                          6,123,815
                                                  Deferred Trustees' compensation plan                                   10,719
                                                                                                                    -----------
                                                                                                     Total Assets   424,077,250
                                                  -----------------------------------------------------------------------------
                                   Liabilities    Payable for:
                                                    Fund shares repurchased                                             540,960
                                                    Futures variation margin                                             53,125
                                                    Distributions                                                       583,522
                                                    Investment advisory fee                                             136,076
                                                    Administration fee                                                   37,069
                                                    Transfer agent fee                                                   48,824
                                                    Pricing and bookkeeping fees                                         14,317
                                                    Trustees' fees                                                        1,047
                                                    Custody fee                                                           3,103
                                                    Distribution and service fees                                        14,297
                                                  Deferred Trustees' fees                                                10,719
                                                  Other liabilities                                                      83,788
                                                                                                                    -----------
                                                                                                Total Liabilities     1,526,847

                                                                                                       Net Assets   422,550,403
                                                  -----------------------------------------------------------------------------
                     Composition of Net Assets    Paid-in capital                                                   380,798,937
                                                  Undistributed net investment income                                   418,004
                                                  Accumulated net realized loss                                      (2,860,993)
                                                  Net unrealized appreciation (depreciation) on:
                                                    Investments                                                      44,512,831
                                                    Futures contracts                                                  (318,376)
                                                                                                       Net Assets   422,550,403
                                                  -----------------------------------------------------------------------------
                                       Class A    Net assets                                                         46,613,747
                                                  Shares outstanding                                                  5,167,454
                                                  Net asset value per share                                                9.02(a)
                                                  Maximum offering price per share ($9.02/0.9525)                          9.47(b)
                                                  -----------------------------------------------------------------------------
                                       Class B    Net assets                                                          6,167,874
                                                  Shares outstanding                                                    683,749
                                                  Net asset value and offering price per share                             9.02(a)
                                                  -----------------------------------------------------------------------------
                                       Class C    Net assets                                                          2,349,448
                                                  Shares outstanding                                                    260,461
                                                  Net asset value and offering price per share                             9.02(a)
                                                  -----------------------------------------------------------------------------
                                       Class Z    Net assets                                                        367,419,334
                                                  Shares outstanding                                                 40,730,981
                                                  Net asset value, offering and redemption price per share                 9.02

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.


                             See Accompanying Notes to Financial Statements.  23

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2004 (unaudited)

                                                Columbia Managed Municipals Fund

                                                                                                                            ($)
----------------------------------------------    -----------------------------------------------------------------------------
                             Investment Income    Interest                                                           11,024,052
                                                  Dividends                                                               2,493
                                                                                                                    -----------
                                                  Total Investment Income                                            11,026,545

                                                  -----------------------------------------------------------------------------
                                      Expenses    Investment advisory fee                                               898,651
                                                  Administration fee                                                    253,019
                                                  Distribution fee:
                                                      Class B                                                            24,407
                                                      Class C                                                             7,215
                                                  Service fee:
                                                      Class A                                                            52,318
                                                      Class B                                                             7,136
                                                      Class C                                                             2,103
                                                  Transfer agent fee                                                    154,149
                                                  Pricing and bookkeeping fees                                           72,712
                                                  Trustees' fees                                                          9,612
                                                  Custody fee                                                            11,646
                                                  Non-recurring costs (See Note 7)                                        2,856
                                                  Other expenses                                                        101,820
                                                                                                                    -----------
                                                      Total Expenses                                                  1,597,644
                                                  Fees waived by Distributor - Class C                                   (2,895)
                                                  Non-recurring costs assumed by Investment Advisor (See Note 7)         (2,856)
                                                  Custody earnings credit                                                  (412)
                                                                                                                    -----------
                                                      Net Expenses                                                    1,591,481
                                                                                                                    -----------
                                                  Net Investment Income                                               9,435,064

                                                  -----------------------------------------------------------------------------
                   Net Realized and Unrealized    Net realized gain (loss) on:
                    Gain (Loss) on Investments        Investments                                                     2,343,281
                         and Futures Contracts        Futures contracts                                                (419,118)
                                                                                                                    -----------
                                                       Net realized gain                                              1,924,163

                                                  Net change in unrealized
                                                  appreciation/depreciation on:
                                                      Investments                                                    12,388,762
                                                      Futures contracts                                                (508,636)
                                                                                                                    -----------
                                                       Net change in unrealized appreciation/depreciation            11,880,126
                                                                                                                    -----------
                                                  Net Gain                                                           13,804,289
                                                                                                                    -----------
                                                  Net Increase in Net Assets from Operations                         23,239,353


24  See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                Columbia Managed Municipals Fund

                                                                                                      (unaudited)
                                                                                                      Six Months
                                                                                                         Ended      Year Ended
                                                                                                     December 31,    June 30,
Increase (Decrease) in Net Assets:                                                                     2004 ($)      2004 ($)
----------------------------------------------    -----------------------------------------------------------------------------
                                    Operations    Net investment income                                 9,435,064    20,328,310
                                                  Net realized gain (loss) on investments
                                                      and futures contracts                             1,924,163    (1,253,955)
                                                  Net change in unrealized appreciation/depreciation
                                                      on investments and futures contracts             11,880,126   (24,204,248)
                                                                                                      -------------------------
                                                       Net Increase (Decrease) from Operations         23,239,353    (5,129,893)

                                                  -----------------------------------------------------------------------------
        Distributions Declared to Shareholders    From net investment income:
                                                      Class A                                          (1,027,962)   (2,121,281)
                                                      Class B                                            (115,983)     (269,381)
                                                      Class C                                             (37,031)      (65,540)
                                                      Class Z                                          (8,429,553)  (17,512,057)
                                                  From net realized gains:
                                                      Class A                                                  --      (857,679)
                                                      Class B                                                  --      (131,968)
                                                      Class C                                                  --       (26,854)
                                                      Class Z                                                  --    (6,747,258)
                                                                                                      -------------------------
                                                       Total Distributions Declared to Shareholders    (9,610,529)  (27,732,018)

                                                  -----------------------------------------------------------------------------
                            Share Transactions    Class A:
                                                      Subscriptions                                       344,347     2,317,399
                                                      Distributions reinvested                            612,925     1,867,215
                                                      Redemptions                                      (2,952,604)   (7,450,680)
                                                                                                      -------------------------
                                                       Net Decrease                                    (1,995,332)   (3,266,066)
                                                  Class B:
                                                      Subscriptions                                       181,477       384,216
                                                      Distributions reinvested                             74,167       271,743
                                                      Redemptions                                        (920,414)   (2,432,358)
                                                                                                      -------------------------
                                                       Net Decrease                                      (664,770)   (1,776,399)
                                                  Class C:
                                                      Subscriptions                                       954,171       773,448
                                                      Distributions reinvested                             21,672        66,607
                                                      Redemptions                                        (591,696)     (389,459)
                                                                                                      -------------------------
                                                       Net Increase                                       384,147       450,596
                                                  Class Z:
                                                      Subscriptions                                     3,983,591    35,414,788
                                                      Distributions reinvested                          5,283,692    16,961,581
                                                      Redemptions                                     (23,564,319)  (86,349,551)
                                                                                                      -------------------------
                                                       Net Decrease                                   (14,297,036)  (33,973,182)
                                                  Net Decrease from Share Transactions                (16,572,991)  (38,565,051)

                                                  -----------------------------------------------------------------------------
                                                       Total Decrease in Net Assets                    (2,944,167)  (71,426,962)

                                                  -----------------------------------------------------------------------------
                                    Net Assets    Beginning of period                                 425,494,570   496,921,532
                                                  End of period (including undistributed net
                                                    investment income of $418,004 and
                                                    $593,469, respectively)                           422,550,403   425,494,570

                                                  -----------------------------------------------------------------------------


                             See Accompanying Notes to Financial Statements.  25

                                                Columbia Managed Municipals Fund

                                                                                                       (unaudited)
                                                                                                       Six Months
                                                                                                          Ended      Year Ended
                                                                                                      December 31,    June 30,
                                                                                                           2004         2004
----------------------------------------------    -----------------------------------------------------------------------------
                             Changes in Shares    Class A:
                                                      Subscriptions                                        38,329       257,713
                                                      Issued for distributions reinvested                  68,334       206,432
                                                      Redemptions                                        (329,409)     (830,384)
                                                                                                      -------------------------
                                                       Net Decrease                                      (222,746)     (366,239)
                                                  Class B:
                                                      Subscriptions                                        20,229        42,983
                                                      Issued for distributions reinvested                   8,270        30,019
                                                      Redemptions                                        (102,564)     (270,238)
                                                                                                      -------------------------
                                                       Net Decrease                                       (74,065)     (197,236)
                                                  Class C:
                                                      Subscriptions                                       105,875        85,547
                                                      Issued for distributions reinvested                   2,416         7,364
                                                      Redemptions                                         (66,069)      (43,146)
                                                                                                      -------------------------
                                                       Net Increase                                        42,222        49,765
                                                  Class Z:
                                                      Subscriptions                                       443,524     3,916,866
                                                      Issued for distributions reinvested                 589,037     1,875,256
                                                      Redemptions                                      (2,632,119)   (9,573,470)
                                                                                                      -------------------------
                                                       Net Decrease                                    (1,599,558)   (3,781,348)


26  See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Note 1. Organization

Columbia Managed Municipals Fund (the "Fund"), a series of Columbia Funds Trust IX (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies cash or liquid portfolio securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2004 was as follows:

----------------------------------------------------------
                                            June 30, 2004
----------------------------------------------------------
 Distributions Paid From:
----------------------------------------------------------
    Tax-Exempt Income                         $19,931,482
----------------------------------------------------------
    Ordinary Income                                40,499
----------------------------------------------------------
    Long-Term Capital Gains                     7,760,037
----------------------------------------------------------

Unrealized appreciation and depreciation at December 31, 2004, based on cost of investments for federal income tax purposes was:

----------------------------------------------------------
    Unrealized appreciation                   $48,288,577
----------------------------------------------------------
    Unrealized depreciation                    (3,528,631)
----------------------------------------------------------
      Net unrealized appreciation             $44,759,946
----------------------------------------------------------

The following capital loss carryforwards, determined as of June 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

------------------------------------------
       Year of          Capital Loss
     Expiration         Carryforward
------------------------------------------
         2012            $1,522,991
------------------------------------------

Note 4. Fees and Compensation Paid to Affiliates

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Columbia, the transfer agent and the distributor, are each indirect, wholly owned subsidiaries of Bank of America Corporation ("BOA").

Investment Advisory Fee

Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets as follows:

----------------------------------------------------------
      Average Daily Net Assets       Annual Fee Rate
----------------------------------------------------------
         First $100 million              0.450%
----------------------------------------------------------
         Next $100 million               0.425%
----------------------------------------------------------
         Next $800 million               0.400%
----------------------------------------------------------
          Over $1 billion                0.375%
----------------------------------------------------------

For the six months ended December 31, 2004, the Fund's annualized effective investment advisory fee rate was 0.42%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

----------------------------------------------------------
      Average Daily Net Assets       Annual Fee Rate
----------------------------------------------------------
         First $100 million              0.150%
----------------------------------------------------------
         Next $100 million               0.125%
----------------------------------------------------------
         Next $800 million               0.100%
----------------------------------------------------------
          Over $1 billion                0.075%
----------------------------------------------------------

For the six months ended December 31, 2004, the Fund's annualized effective administration fee rate was 0.12%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund.

For the six months ended December 31, 2004, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.034%.

Transfer Agent Fee

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $34.00

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended December 31, 2004, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.07%.

Underwriting Discounts, Service and Distribution Fees

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended December 31, 2004, the Distributor has retained net underwriting discounts of $433 on sales of the Fund's Class A shares and received CDSC of $6,910 and $247 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") for its Class A, Class B and Class C shares which requires the payment of a monthly service fee to the Distributor. The service fee is equal to 0.10% annually of the net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1, 1994 and 0.25% annually of the net assets attributable to shares issued thereafter. This arrangement results in a service fee between the 0.10% and 0.25% annual rates. For the six months ended December 31, 2004, the annualized effective service fee rates were 0.22%, 0.22% and 0.22% for Class A, Class B and Class C shares, respectively.

The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. For the six months ended December 31, 2004, the annualized effective distribution fee rate for Class C shares was 0.45%,

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2004, the Fund paid $595 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Portfolio Information

For the six months ended December 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $11,231,033 and $28,216,753, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2004, the Fund did not borrow under this arrangement.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

Shares of Beneficial Interest

As of December 31, 2004, 5.5% of the outstanding shares of the Fund were beneficially owned by participant accounts over which Charles Schwab & Co., Inc. had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Services, Inc., except for Radian Asset Assurance, Inc. which is rated AA by Standard & Poor's. At December 31, 2004, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

----------------------------------------------------------
                                          % of Total
               Insurer                    Investment
----------------------------------------------------------
     MBIA Insurance Corp.                    22.7
----------------------------------------------------------
     Financial Guaranty Insurance Co.        14.3
----------------------------------------------------------
     Ambac Assurance Corp.                   11.8
----------------------------------------------------------
     Financial Security Assurance, Inc.       7.5
----------------------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments at December 31, 2004 invested in debt obligations issued by the states of California, Georgia, Illinois, Massachusetts and Ohio and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia and the Distributor (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees.

December 31, 2004 (unaudited)                   Columbia Managed Municipals Fund

The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order will be available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Fund and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the year ended December 31, 2004, Columbia has assumed $2,856 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

FINANCIAL HIGHLIGHTS
                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                           (unaudited)
                                                            Six Months          Year        Period
                                                              Ended            Ended        Ended
                                                           December 31,       June 30,     June 30,
Class A Shares                                                2004             2004        2003 (a)
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $       8.74       $   9.38     $   9.01
---------------------------------------------------------------------------------------------------

Income from Investment Operations:
Net investment income (b)                                          0.19           0.38         0.26
Net realized and unrealized gain (loss) on investments
 and futures contracts                                             0.28          (0.49)        0.37
                                                           ------------       --------     --------
Total from Investment Operations                                   0.47          (0.11)        0.63
---------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                        (0.19)         (0.38)       (0.26)
From net realized gains                                              --          (0.15)          --
                                                           ------------       --------     --------
Total Distributions Declared to Shareholders                      (0.19)         (0.53)       (0.26)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $       9.02       $   8.74     $   9.38
Total return (c)                                                   5.46%(d)      (1.20)%       7.06%(d)
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                       0.92%(f)       0.94%        0.97%(f)
Net investment income (e)                                          4.21%(f)       4.23%        4.27%(f)
Portfolio turnover rate                                               3%(d)          8%          40%
Net assets, end of period (000's)                          $     46,614       $ 47,095     $ 53,979
---------------------------------------------------------------------------------------------------

(a) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:

                                                            (unaudited)
                                                             Six Months          Year            Period
                                                               Ended            Ended             Ended
                                                            December 31,        June 30,        June 30,
Class B Shares                                                  2004             2004           2003 (a)
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $       8.74       $     9.38        $    9.01
---------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                          0.16             0.31             0.21
Net realized and unrealized gain (loss) on
  investments and futures contracts                                0.28            (0.49)            0.37
                                                           ------------       ----------        ---------
Total from Investment Operations                                   0.44            (0.18)            0.58
---------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                        (0.16)           (0.31)           (0.21)
From net realized gains                                              --               --            (0.15)
                                                           ------------       ----------        ---------
Total Distributions Declared to Shareholders                      (0.16)           (0.46)           (0.21)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $       9.02       $     8.74        $    9.38
Total return (c)                                                   5.07%(d)        (1.94)%           6.54%(d)
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (e)                                                       1.67%(f)         1.69%            1.72%(f)
Net investment income (e)                                          3.46%(f)         3.48%            3.52%(f)
Portfolio turnover rate                                               3%(d)            8%              40%
Net assets, end of period (000's)                          $      6,168       $    6,621        $   8,956
---------------------------------------------------------------------------------------------------------

(a) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)   Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(f)   Annualized.

                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:


                                                           (unaudited)
                                                             Six Months          Year            Period
                                                               Ended            Ended             Ended
                                                            December 31,        June 30,        June 30,
Class C Shares                                                  2004             2004           2003 (a)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $       8.74        $   9.38        $   9.01
--------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                           0.17            0.34            0.25
Net realized and unrealized gain (loss) on
 investments and futures contracts                                  0.28           (0.49)           0.35
                                                            ------------        --------        --------
Total from Investment Operations                                    0.45           (0.15)           0.60
--------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                         (0.17)          (0.34)          (0.23)
From net realized gains                                               --           (0.15)             --
                                                            ------------        --------        --------
Total Distributions Declared to Shareholders                       (0.17)          (0.49)          (0.23)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $       9.02        $   8.74        $   9.38
Total return (c)(d)                                                 5.23%(e)       (1.65)%          6.75%(e)
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                        1.37%(g)        1.36%           1.02%(g)
Net investment income (f)                                           3.76%(g)        3.81%           4.20%(g)
Waiver/reimbursement                                                0.30%(g)        0.33%           0.70%(g)
Portfolio turnover rate                                                3%(e)           8%             40%
Net assets, end of period (000's)                           $      2,349        $  1,907        $  1,579
--------------------------------------------------------------------------------------------------------

(a) Class C shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

                                                Columbia Managed Municipals Fund

Selected data for a share outstanding throughout each period is as follows:


                                          (unaudited)
                                           Six Months
                                              Ended                         Year Ended June 30,
                                          December 31,   -----------------------------------------------------------------------
Class Z Shares                                2004          2004           2003 (a)         2002            2001         2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $   8.74       $    9.38      $    8.95      $   8.99         $    8.65      $    9.07
--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
From net investment income                    0.20(b)         0.40(b)        0.42(b)       0.43(b)(c)        0.45(b)        0.47
Net realized and unrealized gain (loss)
on investments and futures contracts          0.28           (0.49)          0.41          0.18(c)           0.41          (0.32)
                                          --------       ---------      ---------      --------         ---------       --------
Total from Investment Operations              0.48           (0.09)          0.83          0.61              0.86           0.15
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
                 Shareholders:
From net investment income                   (0.20)          (0.40)         (0.40)        (0.44)            (0.45)         (0.47)
From net realized gains                         --           (0.15)            --         (0.21)            (0.07)         (0.10)
                                          --------       ---------      ---------      --------         ---------       --------
Total Distributions Declared
to Shareholders                              (0.20)          (0.55)         (0.40)        (0.65)            (0.52)         (0.57)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $   9.02       $    8.74      $    9.38      $   8.95         $    8.99      $    8.65
Total return (d)                              5.57%(e)       (1.02)%         9.50%         7.06%            10.13%          1.86%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
Assets/Supplemental Data:
Expenses (f)                                  0.70%(g)        0.72%          0.76%         0.76%             0.74%          0.69%
Net investment income (f)                     4.43%(g)        4.45%          4.58%         4.82%(c)          5.07%          5.39%
Portfolio turnover rate                          3%(e)           8%            40%           17%               17%            19%
Net assets, end of period (000's)         $367,419       $ 369,872      $ 432,407      $442,660         $ 454,366      $ 458,205
--------------------------------------------------------------------------------------------------------------------------------

(a) On July 29, 2002, the Fund's existing shares were redesignated Class Z shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 4.81% to 4.82%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.

(d)   Total return at net asset value assuming all distributions reinvested.

(e)   Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(g)   Annualized.

IMPORTANT INFORMATION ABOUT THIS REPORT

                                                Columbia Managed Municipals Fund

Transfer Agent

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

Distributor

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

Investment Advisor

Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you

This report has been prepared for shareholders of Columbia Managed Municipals Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the funds and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

                                   [GRAPHIC]
                                   eDelivery

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

Columbia Managed Municipals Fund Semiannual Report, December 31, 2004

                                                                     PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

       Columbia Management(R)

       (C)2005 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.345.6611 www.columbiafunds.com

                                                798-03/093U-0105 (02/05) 05/4354

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of
Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Funds Trust IX
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                March 1, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        ------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                March 1, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        ------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                March 1, 2005
    --------------------------------------------------------------------------